UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

VIP High Income Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Uniti Group LP / Uniti Group Finance, Inc.	2.0
Occidental Petroleum Corp.	1.9
Mesquite Energy, Inc.	1.8
Ford Motor Credit Co. LLC	1.8
CCO Holdings LLC/CCO Holdings Capital Corp.	1.8
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	1.8
Community Health Systems, Inc.	1.5
TransDigm, Inc.	1.4
Fidelity Private Credit Central Fund LLC	1.2
DISH Network Corp.	1.2
16.4

Market Sectors (% of Fund's net assets)

Energy	14.5
Technology	7.5
Services	6.7
Healthcare	6.4
Telecommunications	6.1

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 82.5%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.3%
Broadcasting - 1.0%
DISH Network Corp.:
2.375% 3/15/24	3,658,000	3,241,903
3.375% 8/15/26	8,064,000	4,092,480
		7,334,383
Energy - 0.2%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	649,253	649,253
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,120,884	1,120,884
		1,770,137
Homebuilders/Real Estate - 0.1%
Redfin Corp. 0.5% 4/1/27	1,046,000	715,782
TOTAL CONVERTIBLE BONDS		9,820,302
Nonconvertible Bonds - 81.2%
Aerospace - 2.5%
ATI, Inc.:
4.875% 10/1/29	250,000	225,047
5.875% 12/1/27	770,000	745,181
Bombardier, Inc. 7.875% 4/15/27 (d)	2,425,000	2,418,567
BWX Technologies, Inc. 4.125% 6/30/28 (d)	2,000,000	1,824,699
Howmet Aerospace, Inc.:
5.9% 2/1/27	684,000	689,501
6.875% 5/1/25	684,000	694,986
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	485,000	386,632
4.625% 3/1/28 (d)	1,735,000	1,517,362
Moog, Inc. 4.25% 12/15/27 (d)	110,000	101,792
TransDigm, Inc.:
4.625% 1/15/29	855,000	760,572
5.5% 11/15/27	3,970,000	3,741,725
6.25% 3/15/26 (d)	3,755,000	3,736,648
6.375% 6/15/26	705,000	695,840
6.75% 8/15/28 (d)	1,100,000	1,104,169
7.5% 3/15/27	425,000	425,604
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (d)	275,000	252,491
		19,320,816
Air Transportation - 0.9%
Air Canada 3.875% 8/15/26 (d)	874,000	810,069
American Airlines, Inc. 7.25% 2/15/28 (d)	365,000	362,826
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	2,345,000	2,323,167
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)	280,000	280,699
Rand Parent LLC 8.5% 2/15/30 (d)	1,720,000	1,557,207
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)	1,735,000	1,747,954
		7,081,922
Automotive - 0.3%
Ford Motor Co.:
6.1% 8/19/32	1,190,000	1,150,002
7.4% 11/1/46	290,000	296,131
Ford Motor Credit Co. LLC 3.625% 6/17/31	980,000	803,264
		2,249,397
Automotive & Auto Parts - 2.3%
Adient Global Holdings Ltd. 7% 4/15/28 (d)	205,000	207,233
Allison Transmission, Inc. 4.75% 10/1/27 (d)	167,000	157,371
Dana Financing Luxembourg SARL 5.75% 4/15/25 (d)	83,000	81,807
Dana, Inc.:
4.25% 9/1/30	167,000	139,033
5.375% 11/15/27	167,000	158,192
Ford Motor Co.:
3.25% 2/12/32	892,000	701,646
4.346% 12/8/26	167,000	161,400
4.75% 1/15/43	360,000	276,820
5.291% 12/8/46	145,000	119,392
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.0398% 3/6/26 (e)(f)	995,000	997,491
2.3% 2/10/25	3,230,000	3,019,720
2.9% 2/10/29	2,030,000	1,679,691
3.375% 11/13/25	517,000	480,745
3.815% 11/2/27	925,000	826,737
4% 11/13/30	350,000	299,104
4.125% 8/17/27	790,000	721,384
4.389% 1/8/26	705,000	667,214
4.95% 5/28/27	1,410,000	1,330,035
5.125% 6/16/25	355,000	345,248
6.95% 3/6/26	2,845,000	2,860,127
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (d)(e)	145,000	133,776
Macquarie AirFinance Holdings 8.375% 5/1/28 (d)	735,000	745,246
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (d)(e)(f)	205,000	198,718
ZF North America Capital, Inc.:
4.75% 4/29/25 (d)	845,000	823,808
6.875% 4/14/28 (d)	370,000	374,693
7.125% 4/14/30 (d)	370,000	376,344
		17,882,975
Banks & Thrifts - 0.4%
Ally Financial, Inc.:
5.75% 11/20/25	235,000	226,319
6.7% 2/14/33	1,465,000	1,296,215
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	560,000	481,862
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (d)	295,000	230,761
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (d)	280,000	225,465
7.875% 5/1/27 (d)	280,000	251,566
		2,712,188
Broadcasting - 1.3%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (d)(g)	5,215,000	176,006
DISH Network Corp. 11.75% 11/15/27 (d)	1,770,000	1,727,363
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)	660,000	380,457
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)	167,000	149,506
4% 7/15/28 (d)	2,920,000	2,537,107
4.125% 7/1/30 (d)	1,360,000	1,110,514
5.5% 7/1/29 (d)	410,000	369,843
TEGNA, Inc.:
4.625% 3/15/28	1,100,000	970,750
5% 9/15/29	425,000	366,665
Univision Communications, Inc.:
4.5% 5/1/29 (d)	1,265,000	1,086,834
6.625% 6/1/27 (d)	890,000	860,229
		9,735,274
Building Materials - 0.5%
Advanced Drain Systems, Inc.:
5% 9/30/27 (d)	1,207,000	1,142,322
6.375% 6/15/30 (d)	300,000	296,781
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	1,270,000	1,105,089
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	780,000	696,365
6% 12/1/29 (d)	715,000	617,081
		3,857,638
Cable/Satellite TV - 3.5%
Block Communications, Inc. 4.875% 3/1/28 (d)	167,000	138,193
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	2,925,000	2,366,236
4.25% 1/15/34 (d)	1,370,000	1,035,402
4.5% 8/15/30 (d)	1,750,000	1,457,209
4.5% 5/1/32	2,885,000	2,303,548
4.5% 6/1/33 (d)	2,837,000	2,227,854
4.75% 2/1/32 (d)	1,975,000	1,610,573
5% 2/1/28 (d)	905,000	824,536
5.125% 5/1/27 (d)	2,334,000	2,173,526
CSC Holdings LLC:
3.375% 2/15/31 (d)	2,500,000	1,692,226
4.125% 12/1/30 (d)	795,000	556,123
4.5% 11/15/31 (d)	345,000	240,540
4.625% 12/1/30 (d)	4,050,000	1,801,995
5.375% 2/1/28 (d)	1,930,000	1,550,834
5.75% 1/15/30 (d)	1,940,000	916,010
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)	527,000	477,270
DISH DBS Corp.:
5.75% 12/1/28 (d)	1,760,000	1,309,059
5.875% 11/15/24	167,000	146,068
Dolya Holdco 18 DAC 5% 7/15/28 (d)	851,000	744,398
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	815,000	649,771
6.5% 9/15/28 (d)	900,000	525,209
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	1,000,000	917,000
Ziggo BV 4.875% 1/15/30 (d)	990,000	821,630
		26,485,210
Capital Goods - 1.0%
Mueller Water Products, Inc. 4% 6/15/29 (d)	1,277,000	1,133,067
Regal Rexnord Corp.:
6.05% 2/15/26 (d)	1,050,000	1,051,333
6.05% 4/15/28 (d)	705,000	699,859
6.3% 2/15/30 (d)	705,000	702,913
Vertical Holdco GmbH 7.625% 7/15/28 (d)	935,000	848,561
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	3,410,000	3,150,406
		7,586,139
Chemicals - 3.6%
CVR Partners LP 6.125% 6/15/28 (d)	1,029,000	895,028
Element Solutions, Inc. 3.875% 9/1/28 (d)	645,000	562,683
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (d)(e)	135,000	89,100
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	1,040,000	951,600
7% 12/31/27 (d)	260,000	230,160
LSB Industries, Inc. 6.25% 10/15/28 (d)	620,000	553,630
Methanex Corp.:
5.125% 10/15/27	2,855,000	2,657,683
5.65% 12/1/44	2,267,000	1,850,179
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	1,135,000	926,208
4.875% 6/1/24 (d)	2,000,000	1,953,960
5% 5/1/25 (d)	530,000	507,184
5.25% 6/1/27 (d)	1,245,000	1,107,205
Nufarm Australia Ltd. 5% 1/27/30 (d)	1,480,000	1,310,699
Olin Corp. 5% 2/1/30	690,000	637,629
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	1,180,000	932,845
6.25% 10/1/29 (d)	1,250,000	904,127
9.75% 11/15/28 (d)	1,535,000	1,497,086
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (d)	1,955,000	1,745,826
6.625% 5/1/29 (d)	690,000	578,113
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	905,000	824,916
The Chemours Co. LLC:
4.625% 11/15/29 (d)	515,000	435,235
5.375% 5/15/27	2,147,000	2,022,471
5.75% 11/15/28 (d)	1,745,000	1,603,463
Tronox, Inc. 4.625% 3/15/29 (d)	365,000	303,327
W.R. Grace Holding LLC:
5.625% 8/15/29 (d)	2,490,000	2,040,057
7.375% 3/1/31 (d)	295,000	289,094
		27,409,508
Consumer Products - 0.8%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (d)	167,000	155,326
Mattel, Inc.:
3.375% 4/1/26 (d)	2,032,000	1,869,841
3.75% 4/1/29 (d)	2,010,000	1,768,461
5.45% 11/1/41	290,000	240,418
5.875% 12/15/27 (d)	167,000	164,017
Newell Brands, Inc.:
4.7% 4/1/26	350,000	328,773
6% 4/1/46 (h)	290,000	229,430
6.375% 9/15/27	350,000	335,163
6.625% 9/15/29	380,000	364,283
The Scotts Miracle-Gro Co.:
4% 4/1/31	145,000	113,389
4.375% 2/1/32	220,000	173,224
		5,742,325
Containers - 1.6%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(e)	1,190,000	964,636
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (d)	1,479,000	1,251,763
5.25% 8/15/27 (d)	1,740,000	1,472,662
Ball Corp.:
2.875% 8/15/30	365,000	302,409
4.875% 3/15/26	1,060,000	1,031,075
6% 6/15/29	440,000	436,700
Berry Global, Inc. 4.875% 7/15/26 (d)	585,000	562,331
BWAY Holding Co. 7.875% 8/15/26 (d)	1,095,000	1,087,892
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	350,000	298,813
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	500,000	431,342
LABL, Inc.:
5.875% 11/1/28 (d)	205,000	186,443
6.75% 7/15/26 (d)	135,000	132,710
9.5% 11/1/28 (d)	135,000	137,347
10.5% 7/15/27 (d)	405,000	388,828
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (d)	345,000	349,313
Sealed Air Corp. 5% 4/15/29 (d)	1,265,000	1,177,000
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (d)	435,000	431,793
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	1,165,000	1,118,576
8.5% 8/15/27 (d)	655,000	630,514
		12,392,147
Diversified Financial Services - 3.5%
Aercap Global Aviation Trust 6.5% 6/15/45 (d)(e)	685,000	662,106
Coinbase Global, Inc. 3.375% 10/1/28 (d)	690,000	461,501
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (d)	2,975,000	2,948,969
GGAM Finance Ltd.:
7.75% 5/15/26 (d)	690,000	692,588
8% 6/15/28 (d)	1,040,000	1,040,530
Hightower Holding LLC 6.75% 4/15/29 (d)	1,110,000	960,062
HTA Group Ltd. 7% 12/18/25 (d)	2,360,000	2,229,752
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	2,755,000	2,164,604
5.25% 5/15/27	500,000	431,250
6.25% 5/15/26	4,517,000	4,111,007
6.375% 12/15/25	810,000	753,555
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (d)	372,000	304,971
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)	820,000	667,346
LPL Holdings, Inc. 4.375% 5/15/31 (d)	365,000	315,348
MSCI, Inc.:
3.25% 8/15/33 (d)	925,000	744,957
3.625% 9/1/30 (d)	1,405,000	1,211,656
OneMain Finance Corp.:
3.5% 1/15/27	1,905,000	1,634,376
3.875% 9/15/28	2,625,000	2,145,938
6.875% 3/15/25	145,000	143,569
7.125% 3/15/26	2,750,000	2,701,922
		26,326,007
Diversified Media - 0.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	1,755,000	1,484,081
Cmg Media Corp. 8.875% 12/15/27 (d)	120,000	84,102
		1,568,183
Electric Utilities No Longer Use - 0.1%
FirstEnergy Corp.:
1.6% 1/15/26	167,000	151,030
2.05% 3/1/25	167,000	156,282
7.375% 11/15/31	167,000	190,470
		497,782
Energy - 12.2%
Altus Midstream LP 5.875% 6/15/30 (d)	890,000	845,936
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (d)	532,000	513,080
7.875% 5/15/26 (d)	532,000	539,544
Antero Resources Corp. 7.625% 2/1/29 (d)	167,000	169,441
Apache Corp.:
4.25% 1/15/30	612,000	545,108
5.1% 9/1/40	655,000	532,188
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	1,480,000	1,318,546
California Resources Corp. 7.125% 2/1/26 (d)	495,000	497,475
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (d)	590,000	580,413
Centennial Resource Production LLC:
5.875% 7/1/29 (d)	1,010,000	949,400
7.75% 2/15/26 (d)	540,000	542,297
CGG SA 8.75% 4/1/27 (d)	855,000	715,399
Cheniere Energy Partners LP:
3.25% 1/31/32	1,410,000	1,159,936
4% 3/1/31	730,000	642,757
Cheniere Energy, Inc. 4.625% 10/15/28	167,000	155,942
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	1,535,000	1,477,438
CNX Resources Corp.:
7.25% 3/14/27 (d)	268,000	265,210
7.375% 1/15/31 (d)	385,000	374,582
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	880,000	763,990
6.75% 3/1/29 (d)	1,180,000	1,079,637
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	4,198,000	3,979,704
5.75% 4/1/25	2,497,000	2,453,319
7.375% 2/1/31 (d)	725,000	714,597
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)	920,000	861,350
5.625% 10/15/25 (d)	130,000	128,076
CVR Energy, Inc.:
5.25% 2/15/25 (d)	2,321,000	2,237,769
5.75% 2/15/28 (d)	1,334,000	1,173,920
Delek Logistics Partners LP 7.125% 6/1/28 (d)	2,255,000	2,089,253
DT Midstream, Inc.:
4.125% 6/15/29 (d)	935,000	820,533
4.375% 6/15/31 (d)	365,000	314,357
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	600,000	586,908
EnLink Midstream LLC:
5.625% 1/15/28 (d)	395,000	382,235
6.5% 9/1/30 (d)	660,000	659,196
EnLink Midstream Partners LP 4.85% 7/15/26	650,000	627,250
EQM Midstream Partners LP:
4% 8/1/24	670,000	655,420
4.75% 1/15/31 (d)	300,000	262,795
6% 7/1/25 (d)	85,000	84,061
6.5% 7/1/27 (d)	415,000	409,303
6.5% 7/15/48	150,000	135,653
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	1,220,000	1,133,075
Harvest Midstream I LP 7.5% 9/1/28 (d)	645,000	639,479
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	635,000	554,038
5.125% 6/15/28 (d)	2,465,000	2,306,971
5.5% 10/15/30 (d)	365,000	337,623
5.625% 2/15/26 (d)	1,710,000	1,682,213
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	1,350,000	1,245,320
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (d)	745,000	748,725
Jonah Energy Parent LLC 12% 11/5/25 (b)(c)	1,295,305	1,308,258
MEG Energy Corp. 7.125% 2/1/27 (d)	167,000	169,686
Mesquite Energy, Inc. 7.25% (c)(d)(g)	5,722,000	1
New Fortress Energy, Inc. 6.5% 9/30/26 (d)	3,695,000	3,305,903
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	1,030,000	1,014,418
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (d)	1,085,000	1,063,300
8.75% 6/15/31 (d)	345,000	338,963
Occidental Petroleum Corp.:
4.2% 3/15/48	360,000	266,670
4.4% 4/15/46	1,100,000	849,494
4.4% 8/15/49	510,000	374,590
4.5% 7/15/44	900,000	686,250
5.5% 12/1/25	1,310,000	1,293,324
5.55% 3/15/26	377,000	372,193
5.875% 9/1/25	2,955,000	2,934,896
6.125% 1/1/31	1,090,000	1,106,786
6.45% 9/15/36	840,000	862,092
6.625% 9/1/30	1,284,000	1,334,204
7.5% 5/1/31	1,440,000	1,572,250
7.875% 9/15/31	375,000	418,051
7.95% 6/15/39	185,000	209,600
8.5% 7/15/27	1,100,000	1,188,231
8.875% 7/15/30	1,270,000	1,459,713
Range Resources Corp.:
4.875% 5/15/25	167,000	163,670
8.25% 1/15/29	167,000	173,880
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	250,000	218,495
4.95% 7/15/29 (d)	1,010,000	924,150
6.875% 4/15/40 (d)	385,000	347,466
SM Energy Co. 5.625% 6/1/25	690,000	674,261
Southwestern Energy Co. 4.75% 2/1/32	925,000	815,236
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	302,000	291,785
Sunnova Energy Corp. 5.875% 9/1/26 (d)	550,000	502,699
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	620,000	550,058
5.875% 3/15/28	500,000	480,813
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	670,000	587,335
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	2,252,000	2,058,289
6% 3/1/27 (d)	2,995,000	2,810,535
6% 12/31/30 (d)	3,930,000	3,462,330
6% 9/1/31 (d)	2,100,000	1,806,910
7.5% 10/1/25 (d)	2,794,000	2,788,649
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	730,000	674,622
Teine Energy Ltd. 6.875% 4/15/29 (d)	167,000	152,461
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	483,438	478,603
Transocean, Inc.:
7.5% 1/15/26 (d)	525,000	498,750
8% 2/1/27 (d)	1,275,000	1,155,813
8.75% 2/15/30 (d)	940,000	954,100
Valaris Ltd. 8.375% 4/30/30 (d)	950,000	953,192
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	2,305,000	2,013,626
4.125% 8/15/31 (d)	1,085,000	933,063
6.25% 1/15/30 (d)	935,000	927,461
Western Gas Partners LP:
3.35% 2/1/25	1,427,000	1,364,041
3.95% 6/1/25	365,000	350,606
5.3% 3/1/48	365,000	304,200
5.5% 8/15/48	220,000	183,978
5.5% 2/1/50	725,000	593,826
		93,215,238
Environmental - 1.0%
Clean Harbors, Inc. 6.375% 2/1/31 (d)	340,000	342,128
Covanta Holding Corp. 4.875% 12/1/29 (d)	985,000	852,025
Darling Ingredients, Inc. 6% 6/15/30 (d)	510,000	498,094
GFL Environmental, Inc.:
3.75% 8/1/25 (d)	705,000	670,715
5.125% 12/15/26 (d)	705,000	680,175
Madison IAQ LLC:
4.125% 6/30/28 (d)	1,515,000	1,333,647
5.875% 6/30/29 (d)	1,535,000	1,243,210
Stericycle, Inc.:
3.875% 1/15/29 (d)	1,970,000	1,749,163
5.375% 7/15/24 (d)	325,000	320,800
		7,689,957
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (d)	195,000	180,096
3.5% 3/15/29 (d)	1,662,000	1,438,694
4.875% 2/15/30 (d)	1,200,000	1,107,864
BellRing Brands, Inc. 7% 3/15/30 (d)	290,000	291,813
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	2,490,000	1,448,196
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	460,000	385,572
Parkland Corp. 4.625% 5/1/30 (d)	2,140,000	1,855,498
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	242,000	228,784
		6,936,517
Food/Beverage/Tobacco - 2.0%
C&S Group Enterprises LLC 5% 12/15/28 (d)	1,190,000	916,300
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)	290,000	263,900
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (d)	2,730,000	2,439,840
4.375% 1/31/32 (d)	365,000	326,046
Performance Food Group, Inc.:
4.25% 8/1/29 (d)	1,650,000	1,469,012
5.5% 10/15/27 (d)	125,000	120,442
6.875% 5/1/25 (d)	167,000	167,140
Pilgrim's Pride Corp.:
3.5% 3/1/32	365,000	288,569
4.25% 4/15/31	457,000	391,900
5.875% 9/30/27 (d)	167,000	164,996
Post Holdings, Inc.:
4.625% 4/15/30 (d)	1,125,000	985,904
5.75% 3/1/27 (d)	334,000	326,025
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	1,815,000	1,555,183
TreeHouse Foods, Inc. 4% 9/1/28	480,000	410,266
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	4,100,000	3,518,702
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	475,000	425,714
4.75% 2/15/29 (d)	1,285,000	1,176,481
United Natural Foods, Inc. 6.75% 10/15/28 (d)	145,000	120,188
		15,066,608
Gaming - 2.0%
Affinity Gaming LLC 6.875% 12/15/27 (d)	2,425,000	2,133,993
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)	1,210,000	1,204,397
7% 2/15/30 (d)	875,000	878,710
8.125% 7/1/27 (d)	1,700,000	1,739,897
Caesars Resort Collection LLC 5.75% 7/1/25 (d)	1,485,000	1,502,559
Carnival Corp. 10.5% 6/1/30 (d)	1,230,000	1,304,879
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)	1,847,000	1,620,743
6.75% 1/15/30 (d)	1,365,000	1,161,666
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	945,000	949,035
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	555,000	496,753
Las Vegas Sands Corp.:
2.9% 6/25/25	167,000	156,917
3.5% 8/18/26	167,000	155,548
Station Casinos LLC 4.5% 2/15/28 (d)	750,000	673,178
Transocean, Inc. 7.25% 11/1/25 (d)	345,000	331,200
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (d)	730,000	642,714
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (d)	365,000	362,789
		15,314,978
Healthcare - 6.0%
1375209 BC Ltd. 9% 1/30/28 (d)	755,000	756,888
180 Medical, Inc. 3.875% 10/15/29 (d)	650,000	566,874
Amgen, Inc. 5.6% 3/2/43	805,000	807,436
AMN Healthcare 4% 4/15/29 (d)	420,000	366,265
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	830,000	726,689
4.625% 7/15/28 (d)	548,000	507,954
Cano Health, Inc. 6.25% 10/1/28 (d)	335,000	209,375
Catalent Pharma Solutions 3.5% 4/1/30 (d)	830,000	672,300
Centene Corp.:
2.5% 3/1/31	985,000	785,508
3% 10/15/30	950,000	791,632
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	660,000	580,822
4% 3/15/31 (d)	822,000	713,954
4.25% 5/1/28 (d)	290,000	265,516
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	2,405,000	1,817,660
5.25% 5/15/30 (d)	4,605,000	3,627,484
5.625% 3/15/27 (d)	3,150,000	2,775,899
6% 1/15/29 (d)	930,000	782,363
6.125% 4/1/30 (d)	1,365,000	813,158
6.875% 4/15/29 (d)	920,000	574,558
8% 3/15/26 (d)	745,000	725,702
8% 12/15/27 (d)	167,000	161,664
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	1,200,000	1,032,000
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	510,000	407,761
4.625% 6/1/30 (d)	2,795,000	2,399,446
Embecta Corp. 5% 2/15/30 (d)	620,000	514,774
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	935,000	811,468
HCA Holdings, Inc. 5.5% 6/15/47	725,000	682,870
HealthEquity, Inc. 4.5% 10/1/29 (d)	1,275,000	1,123,698
Hologic, Inc. 3.25% 2/15/29 (d)	500,000	437,452
Humana, Inc. 5.875% 3/1/33	730,000	758,618
IQVIA, Inc. 6.5% 5/15/30 (d)	690,000	696,813
Jazz Securities DAC 4.375% 1/15/29 (d)	1,250,000	1,115,237
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	450,000	333,000
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	855,000	734,581
3.875% 5/15/32 (d)	390,000	326,956
Mozart Borrower LP 3.875% 4/1/29 (d)	365,000	317,208
Option Care Health, Inc. 4.375% 10/31/29 (d)	205,000	180,432
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	2,265,000	2,010,257
5.125% 4/30/31 (d)	730,000	602,268
Owens & Minor, Inc. 4.5% 3/31/29 (d)	585,000	485,778
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)	1,670,000	1,536,400
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	995,000	734,012
Teleflex, Inc. 4.25% 6/1/28 (d)	535,000	488,853
Tenet Healthcare Corp.:
4.25% 6/1/29	1,545,000	1,395,795
4.375% 1/15/30	1,660,000	1,497,976
4.625% 6/15/28	750,000	700,490
6.125% 10/1/28	1,240,000	1,193,748
6.125% 6/15/30	1,640,000	1,615,892
6.25% 2/1/27	1,195,000	1,182,773
6.75% 5/15/31 (d)	240,000	240,585
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	820,000	733,520
7.875% 9/15/29	210,000	216,426
8.125% 9/15/31	210,000	220,074
		45,756,862
Homebuilders/Real Estate - 3.9%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	565,000	481,510
Howard Hughes Corp.:
4.125% 2/1/29 (d)	555,000	459,118
4.375% 2/1/31 (d)	455,000	363,108
Kennedy-Wilson, Inc. 4.75% 2/1/30	975,000	735,311
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	2,877,000	1,982,321
4.625% 8/1/29	1,780,000	1,345,609
5% 10/15/27	5,847,000	4,919,197
5.25% 8/1/26	682,000	606,340
Railworks Holdings LP 8.25% 11/15/28 (d)	1,160,000	1,078,270
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	400,000	300,000
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)	315,000	223,866
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)	352,000	325,002
5.625% 3/1/24 (d)	402,000	398,985
5.875% 6/15/27 (d)	167,000	164,026
TopBuild Corp. 4.125% 2/15/32 (d)	800,000	681,531
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	15,000	14,888
TRI Pointe Homes, Inc. 5.7% 6/15/28	140,000	135,240
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	5,020,000	4,166,104
6.5% 2/15/29 (d)	13,955,000	9,875,652
10.5% 2/15/28 (d)	1,455,000	1,443,453
		29,699,531
Hotels - 0.7%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	2,820,000	2,351,137
3.75% 5/1/29 (d)	295,000	261,846
4% 5/1/31 (d)	1,615,000	1,402,597
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	1,060,000	967,992
		4,983,572
Insurance - 1.6%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (d)	290,000	250,327
7% 11/15/25 (d)	145,000	140,372
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	1,775,000	1,592,872
5.875% 11/1/29 (d)	840,000	730,733
6.75% 10/15/27 (d)	4,250,000	3,995,000
6.75% 4/15/28 (d)	365,000	361,985
AmWINS Group, Inc. 4.875% 6/30/29 (d)	2,230,000	2,013,652
AssuredPartners, Inc. 5.625% 1/15/29 (d)	795,000	688,103
HUB International Ltd.:
7% 5/1/26 (d)	480,000	478,730
7.25% 6/15/30 (d)	2,210,000	2,282,046
		12,533,820
Leisure - 2.3%
Carnival Corp.:
5.75% 3/1/27 (d)	2,095,000	1,928,745
6% 5/1/29 (d)	1,310,000	1,169,570
6.65% 1/15/28	175,000	159,675
7.625% 3/1/26 (d)	2,880,000	2,820,668
10.5% 2/1/26 (d)	167,000	175,558
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)	965,000	766,229
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	525,000	491,171
7.75% 2/15/29 (d)	1,120,000	1,063,932
NCL Finance Ltd. 6.125% 3/15/28 (d)	370,000	333,007
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	2,390,000	2,193,819
5.375% 7/15/27 (d)	875,000	818,172
5.5% 8/31/26 (d)	2,375,000	2,251,766
5.5% 4/1/28 (d)	1,850,000	1,725,749
7.25% 1/15/30 (d)	365,000	369,688
Viking Cruises Ltd. 9.125% 7/15/31 (d)	760,000	767,600
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	370,000	338,550
Voc Escrow Ltd. 5% 2/15/28 (d)	510,000	467,925
		17,841,824
Metals/Mining - 1.1%
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (d)	145,000	127,435
Constellium NV 5.875% 2/15/26 (d)	334,000	327,226
Eldorado Gold Corp. 6.25% 9/1/29 (d)	350,000	314,013
ERO Copper Corp. 6.5% 2/15/30 (d)	2,015,000	1,733,384
First Quantum Minerals Ltd.:
6.875% 10/15/27 (d)	2,238,000	2,170,569
8.625% 6/1/31 (d)	260,000	266,469
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)	365,000	311,643
4.5% 9/15/27 (d)	422,000	392,987
Howmet Aerospace, Inc. 5.95% 2/1/37	290,000	295,233
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	500,000	465,570
Mineral Resources Ltd. 8.5% 5/1/30 (d)	790,000	792,708
Novelis Corp.:
3.25% 11/15/26 (d)	205,000	185,559
3.875% 8/15/31 (d)	340,000	279,688
PMHC II, Inc. 9% 2/15/30 (d)	1,185,000	908,006
		8,570,490
Paper - 0.9%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (d)	680,000	538,541
6% 6/15/27 (d)	1,155,000	1,134,680
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)	1,995,000	1,902,629
8.75% 4/15/30 (d)	1,445,000	1,275,536
Glatfelter Corp. 4.75% 11/15/29 (d)	810,000	529,964
Mercer International, Inc. 5.125% 2/1/29	475,000	369,652
SPA Holdings 3 OY 4.875% 2/4/28 (d)	1,270,000	1,051,746
		6,802,748
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (d)	940,000	857,624
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	680,000	576,205
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)	580,000	530,221
4% 10/15/30 (d)	1,425,000	1,219,561
5.75% 4/15/25 (d)	297,000	296,552
Garden SpinCo Corp. 8.625% 7/20/30 (d)	335,000	360,042
Yum! Brands, Inc.:
3.625% 3/15/31	365,000	315,300
4.625% 1/31/32	1,985,000	1,793,041
4.75% 1/15/30 (d)	167,000	156,380
5.375% 4/1/32	290,000	275,634
		4,946,731
Services - 5.1%
ADT Corp. 4.125% 8/1/29 (d)	895,000	773,056
AECOM 5.125% 3/15/27	487,000	471,207
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (d)	1,265,000	933,450
9.75% 7/15/27 (d)	915,000	808,817
APX Group, Inc.:
5.75% 7/15/29 (d)	690,000	598,853
6.75% 2/15/27 (d)	837,000	820,243
Aramark Services, Inc. 6.375% 5/1/25 (d)	1,615,000	1,613,510
ASGN, Inc. 4.625% 5/15/28 (d)	635,000	574,472
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	2,678,000	2,422,145
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	5,130,000	4,961,609
CoreCivic, Inc.:
4.75% 10/15/27	1,240,000	1,062,020
8.25% 4/15/26	1,870,000	1,887,017
CoreLogic, Inc. 4.5% 5/1/28 (d)	955,000	769,969
Fair Isaac Corp.:
4% 6/15/28 (d)	1,322,000	1,212,811
5.25% 5/15/26 (d)	167,000	162,942
Gartner, Inc.:
3.625% 6/15/29 (d)	200,000	176,065
3.75% 10/1/30 (d)	287,000	249,953
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	3,535,000	3,422,658
Iron Mountain, Inc. 4.5% 2/15/31 (d)	365,000	313,618
Korn Ferry 4.625% 12/15/27 (d)	337,000	316,658
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	965,000	868,500
Life Time, Inc. 8% 4/15/26 (d)	1,030,000	1,017,002
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)	1,410,000	1,294,397
PowerTeam Services LLC 9.033% 12/4/25 (d)	490,000	428,750
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (d)	705,000	692,047
Service Corp. International:
4% 5/15/31	582,000	495,852
4.625% 12/15/27	167,000	158,233
5.125% 6/1/29	365,000	343,910
Sotheby's 7.375% 10/15/27 (d)	810,000	728,508
The GEO Group, Inc.:
9.5% 12/31/28 (d)	1,315,000	1,282,099
10.5% 6/30/28	220,000	220,549
TriNet Group, Inc. 3.5% 3/1/29 (d)	1,930,000	1,678,118
Uber Technologies, Inc. 4.5% 8/15/29 (d)	4,462,000	4,106,816
United Rentals North America, Inc. 6% 12/15/29 (d)	365,000	364,112
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	2,028,000	1,893,286
		39,123,252
Steel - 0.3%
Commercial Metals Co.:
3.875% 2/15/31	440,000	376,974
4.125% 1/15/30	940,000	836,507
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	912,000	817,068
		2,030,549
Super Retail - 2.0%
Bath & Body Works, Inc. 6.694% 1/15/27	375,000	376,993
Carvana Co.:
4.875% 9/1/29 (d)	2,340,000	1,327,093
5.5% 4/15/27 (d)	1,245,000	833,302
5.875% 10/1/28 (d)	610,000	353,802
10.25% 5/1/30 (d)	170,000	133,913
EG Global Finance PLC:
6.75% 2/7/25 (d)	2,170,000	2,107,613
8.5% 10/30/25 (d)	3,690,000	3,580,284
Hanesbrands, Inc. 4.875% 5/15/26 (d)	167,000	155,901
LBM Acquisition LLC 6.25% 1/15/29 (d)	1,295,000	1,071,289
Levi Strauss & Co. 3.5% 3/1/31 (d)	410,000	339,275
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	810,000	654,431
7.875% 5/1/29 (d)	620,000	417,750
Nordstrom, Inc.:
4.25% 8/1/31	950,000	740,525
4.375% 4/1/30	635,000	524,831
Sally Holdings LLC 5.625% 12/1/25	775,000	764,344
The William Carter Co. 5.625% 3/15/27 (d)	167,000	162,045
Under Armour, Inc. 3.25% 6/15/26	334,000	306,912
Wolverine World Wide, Inc. 4% 8/15/29 (d)	1,855,000	1,477,044
		15,327,347
Technology - 6.6%
Acuris Finance U.S. 5% 5/1/28 (d)	3,345,000	2,588,983
Athenahealth Group, Inc. 6.5% 2/15/30 (d)	450,000	378,738
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	2,525,000	2,259,875
Block, Inc.:
2.75% 6/1/26	532,000	484,382
3.5% 6/1/31	1,652,000	1,368,223
Broadcom, Inc.:
2.45% 2/15/31 (d)	1,325,000	1,077,624
2.6% 2/15/33 (d)	1,015,000	793,216
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	400,000	354,578
4.875% 7/1/29 (d)	405,000	359,278
Cloud Software Group, Inc.:
6.5% 3/31/29 (d)	825,000	734,564
9% 9/30/29 (d)	3,160,000	2,760,053
Coherent Corp. 5% 12/15/29 (d)	1,990,000	1,796,194
CommScope, Inc.:
4.75% 9/1/29 (d)	825,000	650,431
6% 3/1/26 (d)	1,015,000	945,953
Elastic NV 4.125% 7/15/29 (d)	1,195,000	1,030,896
Entegris Escrow Corp.:
4.75% 4/15/29 (d)	1,705,000	1,582,796
5.95% 6/15/30 (d)	2,980,000	2,856,724
Entegris, Inc. 3.625% 5/1/29 (d)	630,000	542,921
Gartner, Inc. 4.5% 7/1/28 (d)	1,470,000	1,373,290
Gen Digital, Inc.:
5% 4/15/25 (d)	685,000	670,859
7.125% 9/30/30 (d)	340,000	340,569
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)	1,232,000	1,055,630
5.25% 12/1/27 (d)	322,000	305,900
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (d)	675,000	669,938
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	2,823,000	2,436,842
Match Group Holdings II LLC:
3.625% 10/1/31 (d)	220,000	180,827
4.125% 8/1/30 (d)	847,000	725,456
5% 12/15/27 (d)	167,000	154,878
MicroStrategy, Inc. 6.125% 6/15/28 (d)	1,910,000	1,712,496
ON Semiconductor Corp. 3.875% 9/1/28 (d)	1,282,000	1,166,748
Open Text Corp. 3.875% 12/1/29 (d)	1,020,000	852,580
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	1,465,000	1,240,568
4.125% 12/1/31 (d)	1,110,000	909,886
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	1,695,000	762,797
5.375% 12/1/28 (d)	6,912,000	2,145,745
Roblox Corp. 3.875% 5/1/30 (d)	1,955,000	1,648,124
Seagate HDD Cayman:
5.75% 12/1/34	755,000	669,648
8.25% 12/15/29 (d)	345,000	360,342
8.5% 7/15/31 (d)	415,000	435,206
Sensata Technologies BV:
4% 4/15/29 (d)	760,000	676,643
5% 10/1/25 (d)	145,000	141,959
Sensata Technologies, Inc. 3.75% 2/15/31 (d)	365,000	312,254
SS&C Technologies, Inc. 5.5% 9/30/27 (d)	270,000	258,479
TTM Technologies, Inc. 4% 3/1/29 (d)	3,020,000	2,566,911
Uber Technologies, Inc.:
7.5% 5/15/25 (d)	1,835,000	1,856,946
8% 11/1/26 (d)	2,220,000	2,262,429
		50,459,379
Telecommunications - 5.9%
Altice Financing SA:
5% 1/15/28 (d)	685,000	547,427
5.75% 8/15/29 (d)	4,565,000	3,536,595
Altice France Holding SA 6% 2/15/28 (d)	1,740,000	839,550
Altice France SA:
5.125% 1/15/29 (d)	2,490,000	1,774,970
5.5% 1/15/28 (d)	1,615,000	1,219,775
5.5% 10/15/29 (d)	15,000	10,727
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	4,885,000	4,237,738
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	455,000	381,063
5.625% 9/15/28 (d)	360,000	266,689
Consolidated Communications, Inc. 5% 10/1/28 (d)	535,000	401,625
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	1,360,000	1,173,422
5.875% 10/15/27 (d)	940,000	862,695
5.875% 11/1/29	1,430,000	1,043,900
8.75% 5/15/30 (d)	955,000	933,392
IHS Netherlands Holdco BV 8% 9/18/27 (d)	415,000	376,725
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	1,895,000	1,725,126
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)	675,000	567,193
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	340,000	203,916
4.25% 7/1/28 (d)	2,325,000	1,496,988
10.5% 5/15/30 (d)	2,370,000	2,404,680
Millicom International Cellular SA:
4.5% 4/27/31 (d)	2,275,000	1,741,513
5.125% 1/15/28 (d)	261,000	227,569
Sable International Finance Ltd. 5.75% 9/7/27 (d)	464,000	426,546
SBA Communications Corp.:
3.125% 2/1/29	372,000	315,328
3.875% 2/15/27	167,000	153,841
Sprint Corp.:
7.125% 6/15/24	2,860,000	2,885,577
7.625% 2/15/25	1,237,000	1,263,553
7.625% 3/1/26	2,602,000	2,702,890
7.875% 9/15/23	730,000	731,763
Telecom Italia Capital SA:
6% 9/30/34	1,185,000	950,361
7.2% 7/18/36	845,000	726,338
7.721% 6/4/38	235,000	207,789
Uniti Group, Inc. 6% 1/15/30 (d)	4,060,000	2,750,650
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)	690,000	578,441
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	415,000	335,621
Windstream Escrow LLC 7.75% 8/15/28 (d)	3,980,000	3,303,025
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	1,600,000	1,130,007
6.125% 3/1/28 (d)	1,020,000	637,366
		45,072,374
Textiles/Apparel - 0.2%
Crocs, Inc.:
4.125% 8/15/31 (d)	477,000	385,178
4.25% 3/15/29 (d)	167,000	141,983
Foot Locker, Inc. 4% 10/1/29 (d)	440,000	331,342
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	335,000	279,738
Victoria's Secret & Co. 4.625% 7/15/29 (d)	505,000	369,098
		1,507,339
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7% 10/20/25 (d)	1,025,000	992,907
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	595,000	496,962
Seaspan Corp. 5.5% 8/1/29 (d)	2,790,000	2,185,742
XPO, Inc.:
6.25% 6/1/28 (d)	205,000	201,562
7.125% 6/1/31 (d)	345,000	347,679
		4,224,852
Utilities - 2.6%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	1,525,000	1,265,522
3.75% 1/15/32 (d)	170,000	138,364
4.75% 3/15/28 (d)	585,000	539,733
DPL, Inc.:
4.125% 7/1/25	896,000	853,440
4.35% 4/15/29	120,000	105,046
EnLink Midstream Partners LP 4.15% 6/1/25	335,000	324,984
FirstEnergy Corp. 3.4% 3/1/50	1,460,000	1,006,174
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,132,000	1,098,415
NRG Energy, Inc.:
3.375% 2/15/29 (d)	1,535,000	1,255,442
3.625% 2/15/31 (d)	525,000	409,839
5.25% 6/15/29 (d)	1,405,000	1,256,393
6.625% 1/15/27	334,000	331,555
PG&E Corp.:
5% 7/1/28	2,715,000	2,491,297
5.25% 7/1/30	4,230,000	3,791,320
Pike Corp. 5.5% 9/1/28 (d)	2,615,000	2,346,476
Vistra Operations Co. LLC:
5% 7/31/27 (d)	167,000	156,315
5.5% 9/1/26 (d)	817,000	786,154
5.625% 2/15/27 (d)	1,455,000	1,394,584
		19,551,053
TOTAL NONCONVERTIBLE BONDS		618,936,361
TOTAL CORPORATE BONDS (Cost $704,934,522)		628,756,663

Common Stocks - 2.3%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (i)	7,500	765,675
Capital Goods - 0.1%
Regal Rexnord Corp.	6,000	923,400
Energy - 1.8%
California Resources Corp. warrants 10/27/24 (i)	1,768	20,968
Mesquite Energy, Inc. (c)(i)	82,533	12,336,160
New Fortress Energy, Inc.	43,900	1,175,642
TOTAL ENERGY		13,532,770
Healthcare - 0.2%
Centene Corp. (i)	16,800	1,133,160
Technology - 0.1%
Coherent Corp. (i)	21,200	1,080,776
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (c)(i)	1	0
GTT Communications, Inc. (c)	23,507	290,321
TOTAL TELECOMMUNICATIONS		290,321
TOTAL COMMON STOCKS (Cost $8,210,967)		17,726,102

Bank Loan Obligations - 5.4%
	Principal Amount (a)	Value ($)
Broadcasting - 0.1%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.2534% 8/24/26 (e)(f)(j)	1,131,410	863,413
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (e)(f)(j)	2,551,051	81,481
TOTAL BROADCASTING		944,894
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (e)(f)(j)	1,337,490	1,121,151
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 5/7/25 (c)(e)(f)(j)	1,484,818	1,440,274
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (e)(f)(j)	1,223,850	1,168,397
TOTAL CHEMICALS		2,608,671
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (e)(f)(j)	1,037,262	1,013,062
Energy - 0.3%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1645% 2/6/25 (e)(f)(j)	1,377,314	1,352,067
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1645% 2/6/25 (e)(f)(j)	927,964	910,954
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(g)(j)	1,525,908	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(g)(j)	658,000	0
TOTAL ENERGY		2,263,021
Healthcare - 0.2%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2534% 11/23/27 (e)(f)(j)	1,476,271	1,236,377
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.217% 1/8/27 (e)(f)(j)	73,671	72,197
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.3419% 10/1/27 (e)(f)(j)	532,270	523,621
TOTAL HEALTHCARE		1,832,195
Homebuilders/Real Estate - 0.1%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (c)(e)(j)	339,071	322,117
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.647% 11/6/27 (e)(f)(j)	129,192	128,277
Leisure - 0.6%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2727% 7/21/28 (e)(f)(j)	3,374,612	3,307,120
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.2879% 9/18/24 (e)(f)(j)	1,535,926	1,470,096
TOTAL LEISURE		4,777,216
Paper - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.3775% 4/13/29 (e)(f)(j)	207,801	204,233
Services - 1.6%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2025% 12/20/29 (e)(f)(j)	75,000	69,375
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 12/21/28 (e)(f)(j)	341,550	339,586
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2025% 12/21/28 (e)(f)(j)	361,481	360,036
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (f)(j)(k)	118,519	118,044
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.9525% 12/10/29 (e)(f)(j)	130,000	109,958
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 12/10/28 (e)(f)(j)	1,285,425	1,205,690
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.42% 6/21/24 (e)(f)(j)	3,355,037	3,308,201
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.75% 6/2/28 (e)(f)(j)	1,557,076	1,403,704
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (e)(f)(j)	345,000	310,976
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.231% 6/13/24 (e)(f)(j)	812,726	779,794
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (e)(f)(j)	2,320,000	2,036,960
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (e)(f)(j)	2,035,676	1,737,592
TOTAL SERVICES		11,779,916
Super Retail - 0.6%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.943% 3/5/28 (e)(f)(j)	1,545,339	1,531,817
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9525% 12/18/27 (e)(f)(j)	3,171,517	3,039,709
TOTAL SUPER RETAIL		4,571,526
Technology - 0.8%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5892% 2/15/29 (e)(f)(j)	1,180,274	1,134,538
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (f)(j)(k)	144,994	139,375
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 10/7/27 (e)(f)(j)	417,873	412,913
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (e)(f)(j)	1,524,011	1,494,003
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.2706% 5/3/27 (e)(f)(j)	2,110,000	2,040,665
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.217% 8/27/25 (e)(f)(j)	460,060	459,388
TOTAL TECHNOLOGY		5,680,882
Telecommunications - 0.2%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.3419% 6/30/28 (e)(f)(j)	922,239	513,383
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2025% 12/30/27 (e)(f)(j)	1,169,069	970,327
TOTAL TELECOMMUNICATIONS		1,483,710
Utilities - 0.3%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 6/23/25 (e)(f)(j)	2,138,560	2,133,599
TOTAL BANK LOAN OBLIGATIONS (Cost $44,959,364)		40,864,470

Preferred Securities - 0.9%
	Principal Amount (a)	Value ($)
Air Transportation - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (e)	760,000	726,779
Banks & Thrifts - 0.7%
Ally Financial, Inc.:
4.7% (e)(l)	1,120,000	796,323
4.7% (e)(l)	1,110,000	722,613
Bank of America Corp. 5.875% (e)(l)	1,360,000	1,269,549
JPMorgan Chase & Co.:
4.6% (e)(l)	980,000	932,530
6.1% (e)(l)	1,360,000	1,377,497
Wells Fargo & Co. 5.9% (e)(l)	745,000	736,678
TOTAL BANKS & THRIFTS		5,835,190
Diversified Financial Services - 0.1%
Charles Schwab Corp. 4% (e)(l)	870,000	637,719
TOTAL PREFERRED SECURITIES (Cost $6,886,385)		7,199,688

Other - 1.2%
	Shares	Value ($)
Other - 1.2%
Fidelity Private Credit Central Fund LLC (b)(m) (Cost $9,430,927)	948,292	9,482,915

Money Market Funds - 6.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (n) (Cost $50,406,367)	50,396,288	50,406,367

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $824,828,532)	754,436,205
NET OTHER ASSETS (LIABILITIES) - 1.1%	8,114,338
NET ASSETS - 100.0%	762,550,543

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,561,310 or 1.6% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $473,404,812 or 62.1% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $263,512 and $257,420, respectively.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	12/09/21 - 6/06/22	9,430,927

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	1,269,399

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	649,253

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	1,120,884

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	46,606,159	155,815,005	152,014,797	740,749	-	-	50,406,367	0.1%
Fidelity Private Credit Central Fund LLC	7,033,396	2,356,371	-	492,366	12,341	80,807	9,482,915	1.5%
Fidelity Securities Lending Cash Central Fund 5.14%	-	11,222,107	11,222,107	86	-	-	-	0.0%
Total	53,639,555	169,393,483	163,236,904	1,233,201	12,341	80,807	59,889,282

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	-	-	-	-
Consumer Discretionary	765,675	765,675	-	-
Energy	13,532,770	1,196,610	-	12,336,160
Health Care	1,133,160	1,133,160	-	-
Industrials	923,400	923,400	-	-
Information Technology	1,371,097	1,080,776	-	290,321

Corporate Bonds	628,756,663	-	625,678,267	3,078,396

Bank Loan Obligations	40,864,470	-	39,102,079	1,762,391

Preferred Securities	7,199,688	-	7,199,688	-

Other	9,482,915	-	9,482,915	-

Money Market Funds	50,406,367	50,406,367	-	-
Total Investments in Securities:	754,436,205	55,505,988	681,462,949	17,467,268

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Energy
Beginning Balance	$8,212,552
Net Realized Gain (Loss) on Investment Securities	1,827,890
Net Unrealized Gain (Loss) on Investment Securities	4,928,133
Cost of Purchases	-
Proceeds of Sales	(2,632,415)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$12,336,160
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2023	$7,418,871
Corporate Bonds
Beginning Balance	$11,280,376
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(9,472,755)
Cost of Purchases	1,269,399
Proceeds of Sales	-
Amortization/Accretion	1,376
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$3,078,396
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2023	$(9,472,755)
Other Investments in Securities
Beginning Balance	$2,903,158
Net Realized Gain (Loss) on Investment Securities	150
Net Unrealized Gain (Loss) on Investment Securities	(34,251)
Cost of Purchases	377,787
Proceeds of Sales	(8,505)
Amortization/Accretion	5,705
Transfers into Level 3	-
Transfers out of Level 3	(1,191,332)
Ending Balance	$2,052,712
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2023	$(34,251)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $764,991,238)	$694,546,923
Fidelity Central Funds (cost $59,837,294)	59,889,282

Total Investment in Securities (cost $824,828,532)		$754,436,205
Cash		409,923
Receivable for investments sold		2,285,601
Receivable for fund shares sold		1,596,173
Dividends receivable		2,100
Interest receivable		11,397,614
Distributions receivable from Fidelity Central Funds		161,210
Total assets		770,288,826
Liabilities
Payable for investments purchased	$7,013,896
Payable for fund shares redeemed	240,274
Accrued management fee	336,813
Distribution and service plan fees payable	29,257
Other affiliated payables	75,358
Other payables and accrued expenses	42,685
Total Liabilities		7,738,283
Commitments and contingent liabilities (see Commitments note)
Net Assets		$762,550,543
Net Assets consist of:
Paid in capital		$953,114,505
Total accumulated earnings (loss)		(190,563,962)
Net Assets		$762,550,543

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($236,391,195 ÷ 51,450,524 shares)		$4.59
Service Class :
Net Asset Value , offering price and redemption price per share ($62,954,725 ÷ 13,824,679 shares)		$4.55
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($123,220,664 ÷ 28,119,643 shares)		$4.38
Investor Class :
Net Asset Value , offering price and redemption price per share ($339,983,959 ÷ 74,536,952 shares)		$4.56

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$1,024,942
Interest		22,104,772
Income from Fidelity Central Funds (including $86 from security lending)		1,233,201
Total Income		24,362,915
Expenses
Management fee	$2,061,666
Transfer agent fees	313,716
Distribution and service plan fees	179,833
Accounting fees	141,746
Custodian fees and expenses	7,349
Independent trustees' fees and expenses	2,540
Audit	43,018
Legal	69,795
Interest	2,404
Miscellaneous	2,225
Total expenses before reductions	2,824,292
Expense reductions	(20,876)
Total expenses after reductions		2,803,416
Net Investment income (loss)		21,559,499
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(35,596,796)
Fidelity Central Funds	12,341
Total net realized gain (loss)		(35,584,455)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	43,707,917
Fidelity Central Funds	80,807
Total change in net unrealized appreciation (depreciation)		43,788,724
Net gain (loss)		8,204,269
Net increase (decrease) in net assets resulting from operations		$29,763,768

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,559,499	$41,888,073
Net realized gain (loss)	(35,584,455)	(25,101,677)
Change in net unrealized appreciation (depreciation)	43,788,724	(125,003,877)
Net increase (decrease) in net assets resulting from operations	29,763,768	(108,217,481)
Distributions to shareholders	(498,942)	(40,140,205)

Share transactions - net increase (decrease)	(10,254,957)	(83,467,685)
Total increase (decrease) in net assets	19,009,869	(231,825,371)

Net Assets
Beginning of period	743,540,674	975,366,045
End of period	$762,550,543	$743,540,674

VIP High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$4.41	$5.25	$5.31	$5.43	$4.97	$5.46
Income from Investment Operations
Net investment income (loss) A,B	.132	.251	.245	.266	.286	.288
Net realized and unrealized gain (loss)	.051	(.842)	(.016)	(.121)	.457	(.473)
Total from investment operations	.183	(.591)	.229	.145	.743	(.185)
Distributions from net investment income	(.003)	(.249)	(.289)	(.265)	(.283)	(.305)
Total distributions	(.003)	(.249)	(.289)	(.265)	(.283)	(.305)
Net asset value, end of period	$4.59	$4.41	$5.25	$5.31	$5.43	$4.97
Total Return C,D,E	4.15%	(11.37)%	4.41%	2.75%	15.11%	(3.46)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.72%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.69% H	.71%	.66%	.67%	.67%	.67%
Expenses net of all reductions	.69% H	.71%	.66%	.67%	.67%	.67%
Net investment income (loss)	5.86% H	5.22%	4.57%	5.14%	5.31%	5.33%
Supplemental Data
Net assets, end of period (000 omitted)	$236,391	$235,522	$312,771	$313,973	$327,442	$299,239
Portfolio turnover rate I	64% H	32%	66%	72%	30%	69%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP High Income Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$4.37	$5.21	$5.26	$5.38	$4.93	$5.42
Income from Investment Operations
Net investment income (loss) A,B	.128	.244	.238	.259	.279	.280
Net realized and unrealized gain (loss)	.055	(.840)	(.007)	(.120)	.449	(.471)
Total from investment operations	.183	(.596)	.231	.139	.728	(.191)
Distributions from net investment income	(.003)	(.244)	(.281)	(.259)	(.278)	(.299)
Total distributions	(.003)	(.244)	(.281)	(.259)	(.278)	(.299)
Net asset value, end of period	$4.55	$4.37	$5.21	$5.26	$5.38	$4.93
Total Return C,D,E	4.19%	(11.56)%	4.50%	2.65%	14.92%	(3.60)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.80% H	.81%	.77%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.79% H	.81%	.76%	.77%	.77%	.77%
Expenses net of all reductions	.79% H	.81%	.76%	.77%	.77%	.77%
Net investment income (loss)	5.76% H	5.12%	4.47%	5.04%	5.21%	5.23%
Supplemental Data
Net assets, end of period (000 omitted)	$62,955	$43,707	$53,927	$53,326	$66,123	$58,231
Portfolio turnover rate I	64% H	32%	66%	72%	30%	69%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP High Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$4.21	$5.03	$5.09	$5.22	$4.79	$5.27
Income from Investment Operations
Net investment income (loss) A,B	.120	.228	.222	.244	.262	.264
Net realized and unrealized gain (loss)	.052	(.809)	(.009)	(.121)	.438	(.451)
Total from investment operations	.172	(.581)	.213	.123	.700	(.187)
Distributions from net investment income	(.002)	(.239)	(.273)	(.253)	(.270)	(.293)
Total distributions	(.002)	(.239)	(.273)	(.253)	(.270)	(.293)
Net asset value, end of period	$4.38	$4.21	$5.03	$5.09	$5.22	$4.79
Total Return C,D,E	4.09%	(11.67)%	4.29%	2.42%	14.77%	(3.63)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95% H	.96%	.92%	.92%	.92%	.92%
Expenses net of fee waivers, if any	.95% H	.96%	.91%	.92%	.92%	.92%
Expenses net of all reductions	.94% H	.96%	.91%	.92%	.92%	.92%
Net investment income (loss)	5.61% H	4.97%	4.32%	4.89%	5.06%	5.08%
Supplemental Data
Net assets, end of period (000 omitted)	$123,221	$127,406	$166,773	$170,257	$187,747	$139,564
Portfolio turnover rate I	64% H	32%	66%	72%	30%	69%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$4.38	$5.22	$5.27	$5.39	$4.94	$5.43
Income from Investment Operations
Net investment income (loss) A,B	.130	.248	.242	.263	.283	.284
Net realized and unrealized gain (loss)	.053	(.840)	(.004)	(.119)	.448	(.470)
Total from investment operations	.183	(.592)	.238	.144	.731	(.186)
Distributions from net investment income	(.003)	(.248)	(.288)	(.264)	(.281)	(.304)
Total distributions	(.003)	(.248)	(.288)	(.264)	(.281)	(.304)
Net asset value, end of period	$4.56	$4.38	$5.22	$5.27	$5.39	$4.94
Total Return C,D,E	4.18%	(11.46)%	4.63%	2.74%	14.94%	(3.50)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.75%	.70%	.71%	.70%	.71%
Expenses net of fee waivers, if any	.73% H	.75%	.70%	.71%	.70%	.71%
Expenses net of all reductions	.72% H	.75%	.70%	.71%	.70%	.71%
Net investment income (loss)	5.83% H	5.19%	4.53%	5.11%	5.28%	5.30%
Supplemental Data
Net assets, end of period (000 omitted)	$339,984	$336,906	$441,896	$431,557	$462,593	$391,173
Portfolio turnover rate I	64% H	32%	66%	72%	30%	69%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Central Fund LLC.
The Fund invests in Fidelity Private Credit Central Fund LLC (formerly Fidelity Direct Lending Fund, LP), which is a limited liability company available only to certain investment companies managed by the investment adviser and its affiliates. On June 1, 2023, Fidelity Private Credit Central Fund elected to be regulated as a business development company (BDC). Fidelity Private Credit Central Fund LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Central Fund LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Central Fund LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Central Fund LLC and thus a decline in the value of the Fund. Fidelity Private Credit Central Fund LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Central Fund LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Central Fund LLC. Fidelity Private Credit Central Fund LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Central Fund LLC. The annualized expense ratio for Fidelity Private Credit Central Fund LLC for the sixth month period ended June 30, 2023 was 8.51%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker   and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$12,626,481	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$613.00	Increase
			Discount rate	5.0%	Decrease
			Parity price	$12.35	Increase
Corporate Bonds	$3,078,396	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	5.4	Increase
			Enterprise Value/Proved Reserves multiple	0.7	Increase
			Enterprise value/PV-10 multiple (EV/PV-10)	0.3	Increase
			Daily production multiple ($/Million cubic feet per day)	$3,665.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$100.00	Increase
		Discounted cash flow	Yield	18.5%	Decrease
Bank Loan Obligations	$1,762,391	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$95.00	Increase
		Indicative market price	Evaluated bid	$97.00	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,976,007
Gross unrealized depreciation	(84,376,170)
Net unrealized appreciation (depreciation)	$(66,400,163)
Tax cost	$820,836,368

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(48,034,496)
Long-term	(61,599,252)
Total capital loss carryforward	$(109,633,748)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
VIP High Income Portfolio	Fidelity Private Credit Central Fund LLC	$2,398,010

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
VIP High Income Portfolio	233,293,088	223,871,787
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$25,195
Service Class 2	154,638
$179,833
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$80,885.07
Service Class	17,133.07
Service Class 2	42,061.07
Investor Class	173,637.10
	$313,716

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
VIP High Income Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP High Income Portfolio	$ 165

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP High Income Portfolio	Borrower	$ 2,569,000	4.81%	$ 2,404

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
VIP High Income Portfolio	$743
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP High Income Portfolio	$9	$ -	$-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Central Fund LLC until April 30, 2024. During the period, this waiver reduced the Fund's management fee by $3,081.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,671.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,124.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP High Income Portfolio
Distributions to shareholders
Initial Class	$159,425	$12,725,157
Service Class	43,940	2,297,407
Service Class 2	60,636	6,951,637
Investor Class	234,941	18,166,004
Total	$498,942	$40,140,205
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP High Income Portfolio
Initial Class
Shares sold	2,048,345	8,972,527	$9,233,882	$43,454,864
Reinvestment of distributions	34,582	2,812,389	159,425	12,725,094
Shares redeemed	(4,044,709)	(17,891,419)	(18,290,116)	(86,649,158)
Net increase (decrease)	(1,961,782)	(6,106,503)	$(8,896,809)	$(30,469,200)
Service Class
Shares sold	9,379,468	9,351,371	$42,630,115	$44,866,682
Reinvestment of distributions	9,615	512,294	43,940	2,297,407
Shares redeemed	(5,560,999)	(10,213,228)	(24,736,444)	(47,686,210)
Net increase (decrease)	3,828,084	(349,563)	$17,937,611	$(522,121)
Service Class 2
Shares sold	4,279,292	14,698,776	$18,609,474	$67,799,017
Reinvestment of distributions	13,781	1,607,586	60,636	6,951,637
Shares redeemed	(6,436,656)	(19,191,491)	(27,634,654)	(88,751,788)
Net increase (decrease)	(2,143,583)	(2,885,129)	$(8,964,544)	$(14,001,134)
Investor Class
Shares sold	6,725,419	15,127,519	$30,343,086	$72,075,364
Reinvestment of distributions	51,297	4,041,803	234,941	18,165,818
Shares redeemed	(9,186,690)	(26,866,685)	(40,909,242)	(128,716,412)
Net increase (decrease)	(2,409,974)	(7,697,363)	$(10,331,215)	$(38,475,230)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP High Income Portfolio	53%	1	14%

13. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. Subsequent to period-end, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund will appeal this decision. At this time, Management cannot determine any additional loss or dilution that may be realized. The Fund is also incurring legal costs in defending the disputes.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP High Income Portfolio
Initial Class	.69%
Actual		$ 1,000	$ 1,041.50	$ 3.49
Hypothetical- B		$ 1,000	$ 1,021.37	$ 3.46
Service Class	.79%
Actual		$ 1,000	$ 1,041.90	$ 4.00
Hypothetical- B		$ 1,000	$ 1,020.88	$ 3.96
Service Class 2	.95%
Actual		$ 1,000	$ 1,040.90	$ 4.81
Hypothetical- B		$ 1,000	$ 1,020.08	$ 4.76
Investor Class	.73%
Actual		$ 1,000	$ 1,041.80	$ 3.70
Hypothetical- B		$ 1,000	$ 1,021.17	$ 3.66

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP High Income Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705694.125
VIPHI-SANN-0823
Fidelity® Variable Insurance Products:

VIP Equity-Income Portfolio℠

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

JPMorgan Chase & Co.	3.5
Exxon Mobil Corp.	3.2
Johnson & Johnson	2.2
Linde PLC	2.2
Bank of America Corp.	2.1
Danaher Corp.	1.9
Cisco Systems, Inc.	1.8
Procter & Gamble Co.	1.6
McDonald's Corp.	1.6
Merck & Co., Inc.	1.6
21.7

Market Sectors (% of Fund's net assets)

Health Care	17.2
Financials	15.9
Industrials	11.3
Information Technology	11.2
Consumer Staples	10.4
Energy	7.7
Communication Services	6.2
Utilities	5.7
Materials	4.9
Consumer Discretionary	4.3
Real Estate	2.1

Asset Allocation (% of Fund's net assets)

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	2,184,370	34,840,702
Verizon Communications, Inc.	1,386,560	51,566,166
		86,406,868
Entertainment - 0.6%
Activision Blizzard, Inc.	382,300	32,227,890
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	637,460	76,303,962
Media - 1.7%
Comcast Corp. Class A	1,827,633	75,938,151
Interpublic Group of Companies, Inc.	471,373	18,185,570
		94,123,721
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	313,900	14,321,280
T-Mobile U.S., Inc. (a)	352,518	48,964,750
		63,286,030
TOTAL COMMUNICATION SERVICES		352,348,471
CONSUMER DISCRETIONARY - 4.3%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	377,000	12,014,990
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	307,580	91,784,948
Specialty Retail - 2.2%
Best Buy Co., Inc.	132,500	10,858,375
Burlington Stores, Inc. (a)	144,378	22,723,653
Dick's Sporting Goods, Inc.	21,700	2,868,523
Lowe's Companies, Inc.	69,200	15,618,440
TJX Companies, Inc.	828,174	70,220,873
		122,289,864
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	47,100	3,638,004
Tapestry, Inc.	321,500	13,760,200
		17,398,204
TOTAL CONSUMER DISCRETIONARY		243,488,006
CONSUMER STAPLES - 10.4%
Beverages - 1.7%
Keurig Dr. Pepper, Inc.	1,404,300	43,912,461
The Coca-Cola Co.	895,646	53,935,802
		97,848,263
Consumer Staples Distribution & Retail - 4.2%
Albertsons Companies, Inc.	368,700	8,045,034
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	325,700	16,701,114
BJ's Wholesale Club Holdings, Inc. (a)	385,405	24,284,369
Costco Wholesale Corp.	43,000	23,150,340
Dollar Tree, Inc. (a)	305,800	43,882,300
Metro, Inc.	348,200	19,665,842
Target Corp.	83,108	10,961,945
Walmart, Inc.	568,945	89,426,775
		236,117,719
Food Products - 1.2%
Bunge Ltd.	253,300	23,898,855
Mondelez International, Inc.	636,871	46,453,371
		70,352,226
Household Products - 1.6%
Procter & Gamble Co.	613,244	93,053,645
Personal Care Products - 0.6%
Estee Lauder Companies, Inc. Class A	88,600	17,399,268
Kenvue, Inc.	370,100	9,778,042
Unilever PLC	157,900	8,222,522
		35,399,832
Tobacco - 1.1%
Philip Morris International, Inc.	630,800	61,578,696
TOTAL CONSUMER STAPLES		594,350,381
ENERGY - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Canadian Natural Resources Ltd.	672,800	37,826,114
ConocoPhillips Co.	652,504	67,605,939
Enterprise Products Partners LP	1,365,744	35,987,354
Exxon Mobil Corp.	1,708,366	183,222,254
Hess Corp.	294,500	40,037,275
Imperial Oil Ltd.	766,135	39,198,815
Phillips 66 Co.	195,400	18,637,252
Valero Energy Corp.	154,134	18,079,918
		440,594,921
FINANCIALS - 15.9%
Banks - 9.5%
Bank of America Corp.	4,169,009	119,608,868
Huntington Bancshares, Inc.	2,802,170	30,207,393
JPMorgan Chase & Co.	1,384,075	201,299,870
M&T Bank Corp.	280,767	34,747,724
PNC Financial Services Group, Inc.	562,100	70,796,495
Wells Fargo & Co.	1,981,001	84,549,123
		541,209,473
Consumer Finance - 0.6%
Capital One Financial Corp.	289,916	31,708,113
Financial Services - 1.1%
Edenred SA	417,400	27,938,338
Visa, Inc. Class A	147,042	34,919,534
		62,857,872
Insurance - 4.7%
American Financial Group, Inc.	278,600	33,083,750
Chubb Ltd.	400,282	77,078,302
Hartford Financial Services Group, Inc.	802,400	57,788,848
Marsh & McLennan Companies, Inc.	242,700	45,647,016
The Travelers Companies, Inc.	310,240	53,876,278
		267,474,194
TOTAL FINANCIALS		903,249,652
HEALTH CARE - 17.2%
Biotechnology - 1.6%
AbbVie, Inc.	37,610	5,067,195
Amgen, Inc.	79,597	17,672,126
Gilead Sciences, Inc.	884,200	68,145,294
		90,884,615
Health Care Providers & Services - 3.0%
Cigna Group	298,209	83,677,445
UnitedHealth Group, Inc.	178,912	85,992,264
		169,669,709
Life Sciences Tools & Services - 1.9%
Danaher Corp.	457,568	109,816,320
Pharmaceuticals - 10.7%
AstraZeneca PLC (United Kingdom)	500,036	71,682,300
Bristol-Myers Squibb Co.	1,002,337	64,099,451
Eli Lilly & Co.	170,558	79,988,291
Johnson & Johnson	755,596	125,066,250
Merck & Co., Inc.	792,700	91,469,653
Roche Holding AG (participation certificate)	236,951	72,381,436
Royalty Pharma PLC	1,009,200	31,022,808
Sanofi SA	709,255	76,355,404
		612,065,593
TOTAL HEALTH CARE		982,436,237
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.0%
Huntington Ingalls Industries, Inc.	140,500	31,977,800
Lockheed Martin Corp.	15,401	7,090,312
Northrop Grumman Corp.	98,901	45,079,076
The Boeing Co. (a)	411,800	86,955,688
		171,102,876
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	260,414	46,679,210
Building Products - 0.6%
Johnson Controls International PLC	472,200	32,175,708
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc.	296,474	11,512,076
Electrical Equipment - 1.1%
AMETEK, Inc.	305,552	49,462,758
Regal Rexnord Corp.	93,900	14,451,210
		63,913,968
Industrial Conglomerates - 2.3%
General Electric Co.	797,020	87,552,647
Hitachi Ltd.	269,900	16,781,440
Siemens AG	159,029	26,510,271
		130,844,358
Machinery - 2.1%
Crane Co.	252,600	22,511,712
Crane Nxt Co.	276,000	15,577,440
Fortive Corp.	368,916	27,583,849
ITT, Inc.	575,214	53,615,697
		119,288,698
Professional Services - 0.6%
Experian PLC	179,808	6,901,211
KBR, Inc.	329,800	21,456,788
Paychex, Inc.	45,400	5,078,898
		33,436,897
Trading Companies & Distributors - 0.6%
Watsco, Inc. (b)	83,758	31,951,164
TOTAL INDUSTRIALS		640,904,955
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,021,554	104,595,204
IT Services - 1.9%
Accenture PLC Class A	146,700	45,268,686
Amdocs Ltd.	615,433	60,835,552
		106,104,238
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	259,300	50,514,233
NXP Semiconductors NV	335,600	68,690,608
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	704,391	71,087,140
		190,291,981
Software - 2.7%
Gen Digital, Inc.	692,900	12,853,295
Microsoft Corp.	222,350	75,719,069
Roper Technologies, Inc.	134,894	64,857,035
		153,429,399
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	87,429	16,958,603
Samsung Electronics Co. Ltd.	1,121,876	61,777,926
Seagate Technology Holdings PLC	105,100	6,502,537
		85,239,066
TOTAL INFORMATION TECHNOLOGY		639,659,888
MATERIALS - 4.9%
Chemicals - 2.2%
Linde PLC	324,689	123,732,484
Containers & Packaging - 1.5%
Ball Corp.	595,300	34,652,413
Crown Holdings, Inc.	584,959	50,815,388
		85,467,801
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	1,760,600	70,424,000
TOTAL MATERIALS		279,624,285
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	181,873	35,272,450
Lamar Advertising Co. Class A	524,207	52,027,545
Public Storage	113,096	33,010,460
		120,310,455
UTILITIES - 5.7%
Electric Utilities - 3.8%
Constellation Energy Corp.	318,549	29,163,161
Exelon Corp.	569,949	23,219,722
FirstEnergy Corp.	472,800	18,382,464
NextEra Energy, Inc.	1,020,116	75,692,607
PG&E Corp. (a)	1,260,700	21,784,896
Southern Co.	691,400	48,570,850
		216,813,700
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	765,701	20,099,651
Multi-Utilities - 1.5%
Ameren Corp.	266,158	21,737,124
CenterPoint Energy, Inc.	730,968	21,307,717
Dominion Energy, Inc.	359,600	18,623,684
WEC Energy Group, Inc.	262,225	23,138,734
		84,807,259
TOTAL UTILITIES		321,720,610
TOTAL COMMON STOCKS (Cost $3,832,590,535)		5,518,687,861

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	187,325,066	187,362,531
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	24,483,552	24,486,000
TOTAL MONEY MARKET FUNDS (Cost $211,848,531)		211,848,531

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $4,044,439,066)	5,730,536,392
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(31,705,291)
NET ASSETS - 100.0%	5,698,831,101

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	210,287,544	258,015,383	280,940,396	5,633,857	-	-	187,362,531	0.5%
Fidelity Securities Lending Cash Central Fund 5.14%	5,258,100	205,703,174	186,475,274	18,211	-	-	24,486,000	0.1%
Total	215,545,644	463,718,557	467,415,670	5,652,068	-	-	211,848,531

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	352,348,471	352,348,471	-	-
Consumer Discretionary	243,488,006	243,488,006	-	-
Consumer Staples	594,350,381	586,127,859	8,222,522	-
Energy	440,594,921	440,594,921	-	-
Financials	903,249,652	903,249,652	-	-
Health Care	982,436,237	762,017,097	220,419,140	-
Industrials	640,904,955	590,712,033	50,192,922	-
Information Technology	639,659,888	577,881,962	61,777,926	-
Materials	279,624,285	279,624,285	-	-
Real Estate	120,310,455	120,310,455	-	-
Utilities	321,720,610	321,720,610	-	-

Money Market Funds	211,848,531	211,848,531	-	-
Total Investments in Securities:	5,730,536,392	5,389,923,882	340,612,510	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,261,492) - See accompanying schedule:
Unaffiliated issuers (cost $3,832,590,535)	$5,518,687,861
Fidelity Central Funds (cost $211,848,531)	211,848,531

Total Investment in Securities (cost $4,044,439,066)		$5,730,536,392
Cash		1,267,241
Foreign currency held at value (cost $2,069,476)		2,069,476
Receivable for investments sold		9,613,135
Receivable for fund shares sold		6,071,694
Dividends receivable		9,517,973
Distributions receivable from Fidelity Central Funds		933,854
Other receivables		16,614
Total assets		5,760,026,379
Liabilities
Payable for investments purchased	$26,318,983
Payable for fund shares redeemed	7,599,472
Accrued management fee	1,976,691
Distribution and service plan fees payable	334,183
Other affiliated payables	412,801
Other payables and accrued expenses	67,148
Collateral on securities loaned	24,486,000
Total Liabilities		61,195,278
Net Assets		$5,698,831,101
Net Assets consist of:
Paid in capital		$3,823,529,637
Total accumulated earnings (loss)		1,875,301,464
Net Assets		$5,698,831,101

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($3,285,818,843 ÷ 134,225,906 shares)		$24.48
Service Class :
Net Asset Value , offering price and redemption price per share ($284,527,694 ÷ 11,716,404 shares)		$24.28
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($1,514,079,972 ÷ 64,226,202 shares)		$23.57
Investor Class :
Net Asset Value , offering price and redemption price per share ($614,404,592 ÷ 25,303,193 shares)		$24.28

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$68,407,494
Income from Fidelity Central Funds (including $18,211 from security lending)		5,652,068
Total Income		74,059,562
Expenses
Management fee	$11,926,386
Transfer agent fees	1,993,610
Distribution and service plan fees	2,021,156
Accounting fees	491,753
Custodian fees and expenses	33,194
Independent trustees' fees and expenses	18,581
Audit	47,163
Legal	11,164
Miscellaneous	15,914
Total expenses before reductions	16,558,921
Expense reductions	(133,881)
Total expenses after reductions		16,425,040
Net Investment income (loss)		57,634,522
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	147,904,003
Foreign currency transactions	61,739
Total net realized gain (loss)		147,965,742
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,414,146
Assets and liabilities in foreign currencies	53,985
Total change in net unrealized appreciation (depreciation)		8,468,131
Net gain (loss)		156,433,873
Net increase (decrease) in net assets resulting from operations		$214,068,395

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,634,522	$107,679,155
Net realized gain (loss)	147,965,742	189,124,702
Change in net unrealized appreciation (depreciation)	8,468,131	(623,257,072)
Net increase (decrease) in net assets resulting from operations	214,068,395	(326,453,215)
Distributions to shareholders	-	(298,100,306)

Share transactions - net increase (decrease)	(143,814,897)	(127,565,741)
Total increase (decrease) in net assets	70,253,498	(752,119,262)

Net Assets
Beginning of period	5,628,577,603	6,380,696,865
End of period	$5,698,831,101	$5,628,577,603

VIP Equity-Income Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.56	$26.15	$23.90	$23.77	$20.37	$23.89
Income from Investment Operations
Net investment income (loss) A,B	.25	.48	.43	.39	.46	.58
Net realized and unrealized gain (loss)	.67	(1.76)	5.29	1.12	4.84	(2.50)
Total from investment operations	.92	(1.28)	5.72	1.51	5.30	(1.92)
Distributions from net investment income	-	(.47) C	(.51)	(.39)	(.45)	(.52)
Distributions from net realized gain	-	(.84) C	(2.95)	(.99)	(1.45)	(1.07)
Total distributions	-	(1.31)	(3.47) D	(1.38)	(1.90)	(1.60) D
Net asset value, end of period	$24.48	$23.56	$26.15	$23.90	$23.77	$20.37
Total Return E,F,G	3.90%	(4.96)%	24.89%	6.69%	27.44%	(8.29)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.51% J	.51%	.51%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.51% J	.51%	.51%	.53%	.53%	.53%
Expenses net of all reductions	.51% J	.51%	.51%	.52%	.52%	.52%
Net investment income (loss)	2.14% J	1.94%	1.63%	1.87%	2.11%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$3,285,819	$3,235,040	$3,766,480	$3,185,391	$3,202,982	$2,804,988
Portfolio turnover rate K	31% J	20%	27%	57%	32%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Equity-Income Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.38	$25.97	$23.74	$23.63	$20.26	$23.77
Income from Investment Operations
Net investment income (loss) A,B	.24	.45	.40	.37	.44	.55
Net realized and unrealized gain (loss)	.66	(1.75)	5.26	1.10	4.81	(2.49)
Total from investment operations	.90	(1.30)	5.66	1.47	5.25	(1.94)
Distributions from net investment income	-	(.45) C	(.48)	(.37)	(.43)	(.50)
Distributions from net realized gain	-	(.84) C	(2.95)	(.99)	(1.45)	(1.07)
Total distributions	-	(1.29)	(3.43)	(1.36)	(1.88)	(1.57)
Net asset value, end of period	$24.28	$23.38	$25.97	$23.74	$23.63	$20.26
Total Return D,E,F	3.85%	(5.09)%	24.83%	6.55%	27.32%	(8.40)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.61% I	.61%	.61%	.63%	.63%	.63%
Expenses net of fee waivers, if any	.61% I	.61%	.61%	.63%	.63%	.63%
Expenses net of all reductions	.61% I	.61%	.61%	.62%	.62%	.62%
Net investment income (loss)	2.04% I	1.84%	1.53%	1.77%	2.01%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$284,528	$286,805	$326,787	$284,767	$299,079	$264,055
Portfolio turnover rate J	31% I	20%	27%	57%	32%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Equity-Income Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.71	$25.27	$23.18	$23.10	$19.85	$23.32
Income from Investment Operations
Net investment income (loss) A,B	.22	.40	.35	.33	.40	.51
Net realized and unrealized gain (loss)	.64	(1.71)	5.13	1.09	4.70	(2.44)
Total from investment operations	.86	(1.31)	5.48	1.42	5.10	(1.93)
Distributions from net investment income	-	(.41) C	(.44)	(.34)	(.40)	(.47)
Distributions from net realized gain	-	(.84) C	(2.95)	(.99)	(1.45)	(1.07)
Total distributions	-	(1.25)	(3.39)	(1.34) D	(1.85)	(1.54)
Net asset value, end of period	$23.57	$22.71	$25.27	$23.18	$23.10	$19.85
Total Return E,F,G	3.79%	(5.25)%	24.60%	6.44%	27.11%	(8.54)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.76% J	.76%	.76%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.76% J	.76%	.76%	.78%	.78%	.78%
Expenses net of all reductions	.76% J	.76%	.76%	.77%	.77%	.77%
Net investment income (loss)	1.89% J	1.69%	1.38%	1.62%	1.86%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$1,514,080	$1,509,527	$1,659,719	$1,563,662	$1,431,212	$1,200,026
Portfolio turnover rate K	31% J	20%	27%	57%	32%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Equity-Income Portfolio℠ Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.38	$25.96	$23.74	$23.63	$20.26	$23.77
Income from Investment Operations
Net investment income (loss) A,B	.24	.45	.41	.38	.44	.55
Net realized and unrealized gain (loss)	.66	(1.74)	5.26	1.10	4.81	(2.48)
Total from investment operations	.90	(1.29)	5.67	1.48	5.25	(1.93)
Distributions from net investment income	-	(.45) C	(.49)	(.38)	(.44)	(.51)
Distributions from net realized gain	-	(.84) C	(2.95)	(.99)	(1.45)	(1.07)
Total distributions	-	(1.29)	(3.45) D	(1.37)	(1.88) D	(1.58)
Net asset value, end of period	$24.28	$23.38	$25.96	$23.74	$23.63	$20.26
Total Return E,F,G	3.85%	(5.02)%	24.83%	6.57%	27.35%	(8.37)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.59% J	.59%	.59%	.60%	.61%	.61%
Expenses net of fee waivers, if any	.58% J	.58%	.58%	.60%	.61%	.61%
Expenses net of all reductions	.58% J	.58%	.58%	.60%	.60%	.60%
Net investment income (loss)	2.06% J	1.86%	1.55%	1.80%	2.03%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$614,405	$597,206	$627,711	$464,283	$449,909	$382,041
Portfolio turnover rate K	31% J	20%	27%	57%	32%	39%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Equity-Income Portfolio	$16,184

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2022.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, partnerships and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,800,655,680
Gross unrealized depreciation	(126,990,073)
Net unrealized appreciation (depreciation)	$1,673,665,607
Tax cost	$4,056,870,785

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Equity-Income Portfolio	840,070,984	879,748,753

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$141,592
Service Class 2	1,879,564
$2,021,156

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$1,016,527.06
Service Class	89,203.06
Service Class 2	473,650.06
Investor Class	414,230.14
	$1,993,610

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Equity-Income Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Equity-Income Portfolio	$12,298

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Equity-Income Portfolio	115,944,605	107,544,005	16,274,651

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Equity-Income Portfolio	$5,545

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Equity-Income Portfolio	$1,973	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,622.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $129,259.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Equity-Income Portfolio
Distributions to shareholders
Initial Class	$-	$172,087,787
Service Class	-	15,094,456
Service Class 2	-	79,440,158
Investor Class	-	31,477,905
Total	$-	$298,100,306

10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Equity-Income Portfolio
Initial Class
Shares sold	5,551,387	8,687,731	$132,369,696	$215,605,540
Reinvestment of distributions	-	7,190,967	-	172,087,787
Shares redeemed	(8,649,554)	(22,577,302)	(206,290,548)	(556,735,404)
Net increase (decrease)	(3,098,167)	(6,698,604)	$(73,920,852)	$(169,042,077)
Service Class
Shares sold	149,437	874,027	$3,528,005	$21,820,943
Reinvestment of distributions	-	635,539	-	15,094,456
Shares redeemed	(699,331)	(1,828,012)	(16,544,866)	(44,876,939)
Net increase (decrease)	(549,894)	(318,446)	$(13,016,861)	$(7,961,540)
Service Class 2
Shares sold	2,891,196	8,220,770	$66,334,432	$194,576,846
Reinvestment of distributions	-	3,441,999	-	79,440,158
Shares redeemed	(5,121,230)	(10,894,425)	(117,554,858)	(259,133,632)
Net increase (decrease)	(2,230,034)	768,344	$(51,220,426)	$14,883,372
Investor Class
Shares sold	1,378,037	3,283,706	$32,693,687	$81,421,149
Reinvestment of distributions	-	1,325,531	-	31,477,905
Shares redeemed	(1,622,756)	(3,240,005)	(38,350,445)	(78,344,550)
Net increase (decrease)	(244,719)	1,369,232	$(5,656,758)	$34,554,504

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Equity-Income Portfolio	18%	2	29%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Equity-Income Portfolio℠
Initial Class	.51%
Actual		$ 1,000	$ 1,039.00	$ 2.58
Hypothetical- B		$ 1,000	$ 1,022.27	$ 2.56
Service Class	.61%
Actual		$ 1,000	$ 1,038.50	$ 3.08
Hypothetical- B		$ 1,000	$ 1,021.77	$ 3.06
Service Class 2	.76%
Actual		$ 1,000	$ 1,037.90	$ 3.84
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81
Investor Class	.58%
Actual		$ 1,000	$ 1,038.50	$ 2.93
Hypothetical- B		$ 1,000	$ 1,021.92	$ 2.91

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Equity-Income Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705693.125
VIPEI-SANN-0823
Fidelity® Variable Insurance Products:

VIP Overseas Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.3
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.5
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.5
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	2.0
Diageo PLC (United Kingdom, Beverages)	1.9
DSV A/S (Denmark, Air Freight & Logistics)	1.9
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.9
AIA Group Ltd. (Hong Kong, Insurance)	1.8
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	1.7
22.9

Market Sectors (% of Fund's net assets)

Industrials	21.9
Financials	20.8
Information Technology	13.7
Health Care	13.7
Consumer Discretionary	11.9
Consumer Staples	7.7
Materials	6.1
Energy	1.6
Real Estate	1.1
Communication Services	0.6

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
Australia - 0.7%
Flutter Entertainment PLC (a)	66,090	13,261,619
Bailiwick of Jersey - 0.3%
JTC PLC (b)	601,600	5,413,167
Belgium - 1.2%
Azelis Group NV	231,800	5,281,391
KBC Group NV	217,871	15,196,394
TOTAL BELGIUM		20,477,785
Canada - 1.6%
Constellation Software, Inc.	13,295	27,546,016
Lumine Group, Inc.	40,190	551,238
TOTAL CANADA		28,097,254
China - 0.5%
Chervon Holdings Ltd.	137,100	542,381
Wuliangye Yibin Co. Ltd. (A Shares)	358,500	8,106,399
TOTAL CHINA		8,648,780
Denmark - 5.0%
Carlsberg A/S Series B	67,600	10,803,517
DSV A/S	160,572	33,721,650
Novo Nordisk A/S Series B	264,800	42,775,751
TOTAL DENMARK		87,300,918
Finland - 1.0%
Nordea Bank ABP	1,601,803	17,420,992
France - 16.4%
Air Liquide SA	143,820	25,791,971
ALTEN	110,181	17,349,118
Antin Infrastructure Partners SA	40,800	662,472
Capgemini SA	133,665	25,308,472
Edenred SA	442,242	29,601,118
EssilorLuxottica SA	133,005	25,050,311
L'Oreal SA	54,900	25,609,537
LVMH Moet Hennessy Louis Vuitton SE	61,330	57,828,811
Pernod Ricard SA	119,942	26,490,256
Safran SA	174,200	27,298,834
TotalEnergies SE	497,312	28,548,013
TOTAL FRANCE		289,538,913
Germany - 7.3%
Allianz SE	95,286	22,194,369
Deutsche Borse AG	119,539	22,068,636
Hannover Reuck SE	103,525	21,955,035
Infineon Technologies AG	581,800	23,959,835
Merck KGaA	117,200	19,381,523
Siemens Healthineers AG (b)	328,700	18,601,012
TOTAL GERMANY		128,160,410
Hong Kong - 2.1%
AIA Group Ltd.	3,166,400	32,159,540
Techtronic Industries Co. Ltd.	432,500	4,699,767
TOTAL HONG KONG		36,859,307
India - 1.7%
HCL Technologies Ltd.	469,200	6,819,460
HDFC Bank Ltd.	1,105,991	22,947,184
TOTAL INDIA		29,766,644
Ireland - 0.8%
Kingspan Group PLC (Ireland)	208,700	13,868,966
Italy - 2.7%
FinecoBank SpA	1,045,599	14,050,893
GVS SpA (a)(b)	109,736	662,783
Industrie de Nora SpA	79,500	1,668,210
Recordati SpA	378,719	18,080,045
UniCredit SpA	540,900	12,577,859
TOTAL ITALY		47,039,790
Japan - 11.7%
Bandai Namco Holdings, Inc.	222,600	5,154,819
BayCurrent Consulting, Inc.	148,600	5,528,153
Capcom Co. Ltd.	265,200	10,466,849
FUJIFILM Holdings Corp.	187,200	11,153,968
Hoya Corp.	190,211	22,761,838
Iriso Electronics Co. Ltd.	97,729	2,820,897
Misumi Group, Inc.	339,360	6,747,454
NOF Corp.	183,411	7,833,688
Persol Holdings Co. Ltd.	503,503	9,034,057
Relo Group, Inc.	391,074	5,298,518
Shin-Etsu Chemical Co. Ltd.	600,300	20,060,799
SMC Corp.	34,385	19,109,874
Sony Group Corp.	315,633	28,492,257
Suzuki Motor Corp.	315,876	11,454,549
TIS, Inc.	232,074	5,775,514
Tokio Marine Holdings, Inc.	811,300	18,703,360
Tokyo Electron Ltd.	108,796	15,669,723
TOTAL JAPAN		206,066,317
Luxembourg - 0.4%
Eurofins Scientific SA	104,491	6,631,437
Netherlands - 7.3%
ASM International NV (Netherlands)	41,700	17,671,106
ASML Holding NV (Netherlands)	81,939	59,432,690
IMCD NV	136,526	19,620,293
Topicus.Com, Inc. (a)	23,814	1,953,117
Wolters Kluwer NV	231,917	29,431,789
TOTAL NETHERLANDS		128,108,995
Spain - 1.4%
Amadeus IT Holding SA Class A	333,707	25,380,633
Sweden - 3.8%
Addlife AB	541,224	6,107,077
AddTech AB (B Shares)	752,251	16,376,709
Atlas Copco AB (A Shares)	1,562,476	22,557,283
Indutrade AB	878,756	19,790,719
Kry International AB (a)(c)(d)	587	34,845
Nordnet AB	111,939	1,497,661
TOTAL SWEDEN		66,364,294
Switzerland - 5.9%
Compagnie Financiere Richemont SA Series A	212,440	36,086,760
Julius Baer Group Ltd.	286,485	18,079,362
Partners Group Holding AG	14,910	14,019,615
Sika AG	96,564	27,655,990
Sonova Holding AG	31,904	8,490,624
TOTAL SWITZERLAND		104,332,351
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	574,600	10,612,222
United Kingdom - 15.3%
3i Group PLC	669,300	16,562,464
Ashtead Group PLC	235,800	16,302,929
AstraZeneca PLC (United Kingdom)	302,900	43,422,011
BAE Systems PLC	1,350,500	15,924,081
Beazley PLC	1,028,501	7,693,496
Compass Group PLC	1,193,639	33,425,653
Diageo PLC	793,922	34,131,503
Diploma PLC	305,335	11,571,220
Hiscox Ltd.	600,245	8,316,815
London Stock Exchange Group PLC	184,100	19,594,389
RELX PLC (London Stock Exchange)	904,948	30,189,723
Rentokil Initial PLC	2,764,989	21,618,646
Sage Group PLC	408,177	4,794,023
Volution Group PLC	1,405,597	6,751,279
TOTAL UNITED KINGDOM		270,298,232
United States of America - 11.7%
CBRE Group, Inc. (a)	172,100	13,890,191
CDW Corp.	54,400	9,982,400
Equifax, Inc.	36,000	8,470,800
Experian PLC	570,900	21,911,715
Ferguson PLC	109,300	17,226,445
ICON PLC (a)	69,500	17,388,900
Linde PLC	70,368	26,815,837
Marsh & McLennan Companies, Inc.	143,876	27,060,198
Nestle SA (Reg. S)	244,195	29,374,609
S&P Global, Inc.	54,721	21,937,102
Thermo Fisher Scientific, Inc.	23,900	12,469,825
TOTAL UNITED STATES OF AMERICA		206,528,022
TOTAL COMMON STOCKS (Cost $1,258,212,448)		1,750,177,048

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (a)(c)(d) (Cost $1,550,731)	3,392	201,353

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e) (Cost $5,943,072)	5,941,883	5,943,072

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,265,706,251)	1,756,321,473
NET OTHER ASSETS (LIABILITIES) - 0.2%	3,895,959
NET ASSETS - 100.0%	1,760,217,432

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,676,962 or 1.4% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $236,198 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	254,938

Kry International AB Series E	5/14/21	1,550,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	20,313,080	121,762,688	136,132,696	362,004	-	-	5,943,072	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	13,289,712	57,751,866	71,041,578	67,844	-	-	-	0.0%
Total	33,602,792	179,514,554	207,174,274	429,848	-	-	5,943,072

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	10,466,849	10,466,849	-	-
Consumer Discretionary	211,627,482	39,184,633	172,442,849	-
Consumer Staples	134,515,821	37,293,773	97,222,048	-
Energy	28,548,013	-	28,548,013	-
Financials	369,712,121	201,387,422	168,324,699	-
Health Care	241,160,354	132,200,754	108,959,600	-
Industrials	385,364,770	226,754,614	158,610,156	-
Information Technology	241,635,997	88,443,429	152,956,370	236,198
Materials	108,158,285	34,649,525	73,508,760	-
Real Estate	19,188,709	19,188,709	-	-

Money Market Funds	5,943,072	5,943,072	-	-
Total Investments in Securities:	1,756,321,473	795,512,780	960,572,495	236,198
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,259,763,179)	$1,750,378,401
Fidelity Central Funds (cost $5,943,072)	5,943,072

Total Investment in Securities (cost $1,265,706,251)		$1,756,321,473
Foreign currency held at value (cost $400,356)		400,361
Receivable for investments sold		2,792,359
Receivable for fund shares sold		1,792,892
Dividends receivable		1,144,948
Reclaims receivable		5,868,065
Distributions receivable from Fidelity Central Funds		131,558
Other receivables		144,769
Total assets		1,768,596,425
Liabilities
Payable for investments purchased	$1,142,106
Payable for fund shares redeemed	5,152,773
Accrued management fee	947,469
Distribution and service plan fees payable	80,430
Other affiliated payables	180,086
Deferred taxes	808,462
Other payables and accrued expenses	67,667
Total Liabilities		8,378,993
Net Assets		$1,760,217,432
Net Assets consist of:
Paid in capital		$1,266,341,353
Total accumulated earnings (loss)		493,876,079
Net Assets		$1,760,217,432

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($881,961,706 ÷ 35,386,301 shares)		$24.92
Service Class :
Net Asset Value , offering price and redemption price per share ($137,496,428 ÷ 5,549,274 shares)		$24.78
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($328,405,041 ÷ 13,353,547 shares)		$24.59
Investor Class :
Net Asset Value , offering price and redemption price per share ($412,354,257 ÷ 16,621,492 shares)		$24.81

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$24,875,693
Income from Fidelity Central Funds (including $67,844 from security lending)		429,848
Income before foreign taxes withheld		$25,305,541
Less foreign taxes withheld		(2,867,331)
Total Income		22,438,210
Expenses
Management fee	$5,599,089
Transfer agent fees	696,637
Distribution and service plan fees	475,866
Accounting fees	366,433
Custodian fees and expenses	48,554
Independent trustees' fees and expenses	5,588
Audit	57,609
Legal	3,110
Interest	9,344
Miscellaneous	4,594
Total expenses before reductions	7,266,824
Expense reductions	(38,542)
Total expenses after reductions		7,228,282
Net Investment income (loss)		15,209,928
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $12,242)	34,916,268
Foreign currency transactions	(219,416)
Total net realized gain (loss)		34,696,852
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $229,962)	184,167,472
Assets and liabilities in foreign currencies	125,584
Total change in net unrealized appreciation (depreciation)		184,293,056
Net gain (loss)		218,989,908
Net increase (decrease) in net assets resulting from operations		$234,199,836

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,209,928	$17,404,913
Net realized gain (loss)	34,696,852	(43,067,351)
Change in net unrealized appreciation (depreciation)	184,293,056	(500,493,944)
Net increase (decrease) in net assets resulting from operations	234,199,836	(526,156,382)
Distributions to shareholders	-	(32,358,063)

Share transactions - net increase (decrease)	(77,195,513)	49,313,373
Total increase (decrease) in net assets	157,004,323	(509,201,072)

Net Assets
Beginning of period	1,603,213,109	2,112,414,181
End of period	$1,760,217,432	$1,603,213,109

VIP Overseas Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.70	$29.28	$26.52	$23.13	$19.13	$22.87
Income from Investment Operations
Net investment income (loss) A,B	.22	.25	.15	.13	.40	.36
Net realized and unrealized gain (loss)	3.00	(7.37)	4.91	3.46	4.74	(3.75)
Total from investment operations	3.22	(7.12)	5.06	3.59	5.14	(3.39)
Distributions from net investment income	-	(.25)	(.14) C	(.10)	(.38)	(.35)
Distributions from net realized gain	-	(.21)	(2.16) C	(.10)	(.77)	-
Total distributions	-	(.46)	(2.30)	(.20)	(1.14) D	(.35)
Net asset value, end of period	$24.92	$21.70	$29.28	$26.52	$23.13	$19.13
Total Return E,F,G	14.84%	(24.48)%	19.70%	15.61%	27.77%	(14.81)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.77% J	.77%	.77%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.77% J	.77%	.77%	.79%	.79%	.79%
Expenses net of all reductions	.77% J	.77%	.77%	.77%	.78%	.78%
Net investment income (loss)	1.84% J	1.10%	.51%	.59%	1.87%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$881,962	$798,673	$1,034,416	$872,019	$826,554	$662,011
Portfolio turnover rate K	31% J	33%	26%	47%	38%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Overseas Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.58	$29.13	$26.40	$23.03	$19.05	$22.77
Income from Investment Operations
Net investment income (loss) A,B	.21	.23	.12	.11	.37	.33
Net realized and unrealized gain (loss)	2.99	(7.35)	4.88	3.44	4.73	(3.72)
Total from investment operations	3.20	(7.12)	5.00	3.55	5.10	(3.39)
Distributions from net investment income	-	(.23)	(.11) C	(.08)	(.36)	(.33)
Distributions from net realized gain	-	(.21)	(2.16) C	(.10)	(.77)	-
Total distributions	-	(.43) D	(2.27)	(.18)	(1.12) D	(.33)
Net asset value, end of period	$24.78	$21.58	$29.13	$26.40	$23.03	$19.05
Total Return E,F,G	14.83%	(24.58)%	19.57%	15.49%	27.67%	(14.88)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.87% J	.87%	.87%	.89%	.89%	.89%
Expenses net of fee waivers, if any	.87% J	.87%	.87%	.89%	.89%	.89%
Expenses net of all reductions	.87% J	.87%	.87%	.87%	.88%	.88%
Net investment income (loss)	1.74% J	1.00%	.41%	.49%	1.77%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$137,496	$125,827	$168,369	$151,886	$134,648	$114,094
Portfolio turnover rate K	31% J	33%	26%	47%	38%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Overseas Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.44	$28.94	$26.25	$22.90	$18.95	$22.66
Income from Investment Operations
Net investment income (loss) A,B	.19	.19	.07	.08	.34	.30
Net realized and unrealized gain (loss)	2.96	(7.29)	4.86	3.42	4.71	(3.71)
Total from investment operations	3.15	(7.10)	4.93	3.50	5.05	(3.41)
Distributions from net investment income	-	(.19)	(.08) C	(.05)	(.33)	(.30)
Distributions from net realized gain	-	(.21)	(2.16) C	(.10)	(.77)	-
Total distributions	-	(.40)	(2.24)	(.15)	(1.10)	(.30)
Net asset value, end of period	$24.59	$21.44	$28.94	$26.25	$22.90	$18.95
Total Return D,E,F	14.69%	(24.68)%	19.39%	15.33%	27.50%	(15.06)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.02% I	1.02%	1.02%	1.04%	1.04%	1.04%
Expenses net of fee waivers, if any	1.02% I	1.02%	1.02%	1.04%	1.04%	1.04%
Expenses net of all reductions	1.02% I	1.02%	1.02%	1.02%	1.03%	1.03%
Net investment income (loss)	1.59% I	.85%	.26%	.34%	1.62%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$328,405	$306,315	$398,271	$352,459	$331,113	$291,392
Portfolio turnover rate J	31% I	33%	26%	47%	38%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Overseas Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.61	$29.16	$26.42	$23.05	$19.06	$22.79
Income from Investment Operations
Net investment income (loss) A,B	.21	.23	.12	.11	.38	.34
Net realized and unrealized gain (loss)	2.99	(7.34)	4.90	3.44	4.74	(3.74)
Total from investment operations	3.20	(7.11)	5.02	3.55	5.12	(3.40)
Distributions from net investment income	-	(.23)	(.12) C	(.08)	(.36)	(.33)
Distributions from net realized gain	-	(.21)	(2.16) C	(.10)	(.77)	-
Total distributions	-	(.44)	(2.28)	(.18)	(1.13)	(.33)
Net asset value, end of period	$24.81	$21.61	$29.16	$26.42	$23.05	$19.06
Total Return D,E,F	14.81%	(24.54)%	19.63%	15.49%	27.74%	(14.90)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.85% I	.84%	.85%	.87%	.87%	.87%
Expenses net of fee waivers, if any	.84% I	.84%	.84%	.86%	.87%	.87%
Expenses net of all reductions	.84% I	.84%	.84%	.85%	.86%	.86%
Net investment income (loss)	1.76% I	1.02%	.43%	.51%	1.79%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$412,354	$372,398	$511,358	$419,888	$421,140	$340,705
Portfolio turnover rate J	31% I	33%	26%	47%	38%	40%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or ETFs. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Overseas Portfolio	$10,084

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$519,500,054
Gross unrealized depreciation	(33,079,521)
Net unrealized appreciation (depreciation)	$486,420,533
Tax cost	$1,269,900,940

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(36,980,524)
Long-term	-
Total capital loss carryforward	$(36,980,524)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Overseas Portfolio	258,137,802	304,048,907

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$67,882
Service Class 2	407,984
$475,866

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$270,738.06
Service Class	42,766.06
Service Class 2	102,812.06
Investor Class	280,321.14
	$696,637

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Overseas Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
VIP Overseas Portfolio	$108

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Overseas Portfolio	Borrower	$ 8,294,125	5.07%	$ 9,344

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Overseas Portfolio	7,102,382	4,644,582	(103,570)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Overseas Portfolio	$1,618

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Overseas Portfolio	$7,172	$ -	$-

8. Expense Reductions.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $38,542.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Overseas Portfolio
Distributions to shareholders
Initial Class	$-	$16,648,031
Service Class	-	2,512,372
Service Class 2	-	5,481,619
Investor Class	-	7,716,041
Total	$-	$32,358,063

10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Overseas Portfolio
Initial Class
Shares sold	2,959,619	15,978,609	$70,517,440	$369,361,688
Reinvestment of distributions	-	687,470	-	16,648,031
Shares redeemed	(4,378,809)	(15,186,615)	(104,356,595)	(345,432,431)
Net increase (decrease)	(1,419,190)	1,479,464	$(33,839,155)	$40,577,288
Service Class
Shares sold	176,849	646,505	$4,184,844	$14,653,527
Reinvestment of distributions	-	103,833	-	2,512,372
Shares redeemed	(457,455)	(700,870)	(10,957,171)	(15,950,114)
Net increase (decrease)	(280,606)	49,468	$(6,772,327)	$1,215,785
Service Class 2
Shares sold	922,234	2,262,090	$21,806,428	$50,339,427
Reinvestment of distributions	-	226,690	-	5,481,619
Shares redeemed	(1,856,394)	(1,964,135)	(43,598,816)	(45,187,038)
Net increase (decrease)	(934,160)	524,645	$(21,792,388)	$10,634,008
Investor Class
Shares sold	939,036	3,140,368	$22,336,608	$72,621,907
Reinvestment of distributions	-	318,283	-	7,716,041
Shares redeemed	(1,552,103)	(3,761,171)	(37,128,251)	(83,451,656)
Net increase (decrease)	(613,067)	(302,520)	$(14,791,643)	$(3,113,708)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	% of shares held	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Overseas Portfolio	29%	1	15%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Overseas Portfolio	38%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Overseas Portfolio
Initial Class	.77%
Actual		$ 1,000	$ 1,148.40	$ 4.10
Hypothetical- B		$ 1,000	$ 1,020.98	$ 3.86
Service Class	.87%
Actual		$ 1,000	$ 1,148.30	$ 4.63
Hypothetical- B		$ 1,000	$ 1,020.48	$ 4.36
Service Class 2	1.02%
Actual		$ 1,000	$ 1,146.90	$ 5.43
Hypothetical- B		$ 1,000	$ 1,019.74	$ 5.11
Investor Class	.84%
Actual		$ 1,000	$ 1,148.10	$ 4.47
Hypothetical- B		$ 1,000	$ 1,020.63	$ 4.21

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Overseas Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705696.125
VIPOVRS-SANN-0823
Fidelity® Variable Insurance Products:

VIP Value Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	2.9
Cigna Group	2.3
Centene Corp.	2.0
U.S. Foods Holding Corp.	1.7
Flex Ltd.	1.7
The Travelers Companies, Inc.	1.7
AstraZeneca PLC sponsored ADR	1.6
Keurig Dr. Pepper, Inc.	1.6
Lumentum Holdings, Inc.	1.5
PG&E Corp.	1.5
18.5

Market Sectors (% of Fund's net assets)

Financials	19.2
Industrials	16.3
Health Care	11.6
Energy	10.9
Consumer Discretionary	9.2
Materials	6.9
Consumer Staples	5.5
Communication Services	5.5
Utilities	5.4
Information Technology	4.8
Real Estate	4.8

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 100.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 1.0%
Cellnex Telecom SA (a)	118,600	4,787,110
Interactive Media & Services - 2.5%
Alphabet, Inc. Class A (b)	44,773	5,359,328
Meta Platforms, Inc. Class A (b)	21,853	6,271,374
		11,630,702
Media - 1.5%
Comcast Corp. Class A	118,062	4,905,476
Nexstar Broadcasting Group, Inc. Class A	14,400	2,398,320
		7,303,796
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (b)	15,300	2,125,170
TOTAL COMMUNICATION SERVICES		25,846,778
CONSUMER DISCRETIONARY - 9.2%
Automobile Components - 1.4%
Adient PLC (b)	76,000	2,912,320
Autoliv, Inc.	40,671	3,458,662
		6,370,982
Automobiles - 0.7%
Harley-Davidson, Inc.	97,200	3,422,412
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc. (b)	75,064	2,577,698
Hotels, Restaurants & Leisure - 0.8%
Hilton Grand Vacations, Inc. (b)	83,694	3,803,055
Household Durables - 0.8%
Tempur Sealy International, Inc.	92,300	3,698,461
Leisure Products - 1.5%
Brunswick Corp.	39,500	3,422,280
Mattel, Inc. (b)	195,600	3,822,024
		7,244,304
Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	298,889	3,526,890
Lithia Motors, Inc. Class A (sub. vtg.)	11,668	3,548,355
Signet Jewelers Ltd. (c)	37,600	2,453,776
Upbound Group, Inc.	133,029	4,141,193
Victoria's Secret & Co. (b)	170,465	2,971,205
		16,641,419
TOTAL CONSUMER DISCRETIONARY		43,758,331
CONSUMER STAPLES - 5.5%
Beverages - 1.7%
Keurig Dr. Pepper, Inc.	242,923	7,596,202
Primo Water Corp.	38,336	480,733
		8,076,935
Consumer Staples Distribution & Retail - 1.7%
U.S. Foods Holding Corp. (b)	188,543	8,295,892
Food Products - 2.1%
Bunge Ltd.	37,600	3,547,560
Darling Ingredients, Inc. (b)	97,958	6,248,741
		9,796,301
TOTAL CONSUMER STAPLES		26,169,128
ENERGY - 10.9%
Energy Equipment & Services - 1.0%
Expro Group Holdings NV (b)	263,323	4,666,084
Oil, Gas & Consumable Fuels - 9.9%
Canadian Natural Resources Ltd.	106,588	5,992,583
Cenovus Energy, Inc. (Canada)	243,900	4,142,480
Exxon Mobil Corp.	128,795	13,813,264
Hess Corp.	46,203	6,281,298
Imperial Oil Ltd. (c)	115,756	5,922,583
Targa Resources Corp.	63,154	4,806,019
Tourmaline Oil Corp. (c)	125,981	5,936,014
		46,894,241
TOTAL ENERGY		51,560,325
FINANCIALS - 19.2%
Banks - 4.9%
East West Bancorp, Inc.	92,300	4,872,517
First Citizens Bancshares, Inc.	4,544	5,831,997
M&T Bank Corp.	37,084	4,589,516
Popular, Inc.	52,800	3,195,456
U.S. Bancorp	142,322	4,702,319
		23,191,805
Capital Markets - 3.7%
Ameriprise Financial, Inc.	19,677	6,535,912
LPL Financial	28,454	6,186,753
Raymond James Financial, Inc.	46,684	4,844,399
		17,567,064
Consumer Finance - 2.0%
OneMain Holdings, Inc.	122,647	5,358,447
SLM Corp.	253,786	4,141,788
		9,500,235
Financial Services - 3.7%
Apollo Global Management, Inc.	87,170	6,695,528
Global Payments, Inc.	60,113	5,922,333
Walker & Dunlop, Inc.	61,978	4,901,840
		17,519,701
Insurance - 4.9%
American Financial Group, Inc.	34,723	4,123,356
Assurant, Inc.	43,805	5,507,165
Reinsurance Group of America, Inc.	39,221	5,439,560
The Travelers Companies, Inc.	45,653	7,928,100
		22,998,181
TOTAL FINANCIALS		90,776,986
HEALTH CARE - 11.6%
Health Care Providers & Services - 6.3%
AdaptHealth Corp. (b)	249,671	3,038,496
Centene Corp. (b)	136,856	9,230,937
Cigna Group	39,037	10,953,782
CVS Health Corp.	96,375	6,662,404
		29,885,619
Pharmaceuticals - 5.3%
AstraZeneca PLC sponsored ADR	107,931	7,724,622
Jazz Pharmaceuticals PLC (b)	40,696	5,045,083
Roche Holding AG (participation certificate)	20,717	6,328,423
Sanofi SA sponsored ADR	114,968	6,196,775
		25,294,903
TOTAL HEALTH CARE		55,180,522
INDUSTRIALS - 16.3%
Aerospace & Defense - 1.3%
The Boeing Co. (b)	29,854	6,303,971
Air Freight & Logistics - 1.4%
FedEx Corp.	26,976	6,687,350
Building Products - 1.0%
Builders FirstSource, Inc. (b)	34,186	4,649,296
Commercial Services & Supplies - 0.8%
The Brink's Co.	58,834	3,990,710
Construction & Engineering - 1.1%
Willscot Mobile Mini Holdings (b)	106,667	5,097,616
Electrical Equipment - 1.3%
Regal Rexnord Corp.	33,897	5,216,748
Sensata Technologies, Inc. PLC	22,309	1,003,682
		6,220,430
Ground Transportation - 2.7%
Knight-Swift Transportation Holdings, Inc. Class A	81,500	4,528,140
U-Haul Holding Co. (non-vtg.)	82,997	4,205,458
XPO, Inc. (b)	65,672	3,874,648
		12,608,246
Industrial Conglomerates - 1.2%
General Electric Co.	52,492	5,766,246
Machinery - 3.2%
Allison Transmission Holdings, Inc.	80,333	4,535,601
Chart Industries, Inc. (b)	15,400	2,460,766
Kennametal, Inc.	110,752	3,144,249
Timken Co.	55,452	5,075,522
		15,216,138
Professional Services - 1.6%
Concentrix Corp.	48,659	3,929,214
Manpower, Inc.	46,342	3,679,555
		7,608,769
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (b)	38,117	3,162,949
TOTAL INDUSTRIALS		77,311,721
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 1.5%
Lumentum Holdings, Inc. (b)	129,840	7,365,823
Electronic Equipment, Instruments & Components - 1.7%
Flex Ltd. (b)	287,996	7,960,209
Software - 0.7%
NCR Corp. (b)	133,186	3,356,287
Technology Hardware, Storage & Peripherals - 0.9%
Seagate Technology Holdings PLC	68,800	4,256,656
TOTAL INFORMATION TECHNOLOGY		22,938,975
MATERIALS - 6.9%
Chemicals - 5.2%
Axalta Coating Systems Ltd. (b)	102,478	3,362,303
Celanese Corp. Class A	37,100	4,296,180
Methanex Corp.	93,000	3,847,410
Olin Corp.	83,080	4,269,481
The Chemours Co. LLC	140,000	5,164,600
Westlake Corp.	31,800	3,799,146
		24,739,120
Metals & Mining - 0.9%
Glencore PLC	716,500	4,062,473
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	51,500	3,861,470
TOTAL MATERIALS		32,663,063
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 3.8%
CubeSmart	52,496	2,344,471
Equity Lifestyle Properties, Inc.	39,101	2,615,466
Prologis (REIT), Inc.	36,653	4,494,757
Ventas, Inc.	40,113	1,896,142
Welltower, Inc.	82,354	6,661,615
		18,012,451
Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc. (b)	29,980	4,670,884
TOTAL REAL ESTATE		22,683,335
UTILITIES - 5.4%
Electric Utilities - 3.1%
Constellation Energy Corp.	56,578	5,179,716
Evergy, Inc.	9,466	553,004
PG&E Corp. (b)	394,838	6,822,801
PPL Corp.	73,999	1,958,014
		14,513,535
Independent Power and Renewable Electricity Producers - 1.5%
The AES Corp.	190,278	3,944,463
Vistra Corp.	120,200	3,155,250
		7,099,713
Multi-Utilities - 0.8%
Sempra Energy	27,526	4,007,510
TOTAL UTILITIES		25,620,758
TOTAL COMMON STOCKS (Cost $390,442,794)		474,509,922

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e) (Cost $12,212,120)	12,210,899	12,212,121

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $402,654,914)	486,722,043
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(12,932,032)
NET ASSETS - 100.0%	473,790,011

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,787,110 or 1.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	9,324,719	44,725,043	54,049,762	121,414	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	2,787,331	73,968,303	64,543,514	16,650	-	1	12,212,121	0.0%
Total	12,112,050	118,693,346	118,593,276	138,064	-	1	12,212,121

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	25,846,778	25,846,778	-	-
Consumer Discretionary	43,758,331	43,758,331	-	-
Consumer Staples	26,169,128	26,169,128	-	-
Energy	51,560,325	51,560,325	-	-
Financials	90,776,986	90,776,986	-	-
Health Care	55,180,522	48,852,099	6,328,423	-
Industrials	77,311,721	77,311,721	-	-
Information Technology	22,938,975	22,938,975	-	-
Materials	32,663,063	28,600,590	4,062,473	-
Real Estate	22,683,335	22,683,335	-	-
Utilities	25,620,758	25,620,758	-	-

Money Market Funds	12,212,121	12,212,121	-	-
Total Investments in Securities:	486,722,043	476,331,147	10,390,896	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,137,070) - See accompanying schedule:
Unaffiliated issuers (cost $390,442,794)	$474,509,922
Fidelity Central Funds (cost $12,212,120)	12,212,121

Total Investment in Securities (cost $402,654,914)		$486,722,043
Foreign currency held at value (cost $23,617)		23,617
Receivable for investments sold		8,397,293
Receivable for fund shares sold		133,633
Dividends receivable		620,262
Distributions receivable from Fidelity Central Funds		5,835
Other receivables		78
Total assets		495,902,761
Liabilities
Payable to custodian bank	$1,183,320
Payable for investments purchased	3,171,152
Payable for fund shares redeemed	5,238,468
Accrued management fee	206,378
Distribution and service plan fees payable	10,145
Other affiliated payables	57,797
Other payables and accrued expenses	33,525
Collateral on securities loaned	12,211,965
Total Liabilities		22,112,750
Net Assets		$473,790,011
Net Assets consist of:
Paid in capital		$376,074,108
Total accumulated earnings (loss)		97,715,903
Net Assets		$473,790,011

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($120,818,126 ÷ 6,722,131 shares)		$17.97
Service Class :
Net Asset Value , offering price and redemption price per share ($257,140 ÷ 14,308 shares)		$17.97
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($50,213,946 ÷ 2,856,521 shares)		$17.58
Investor Class :
Net Asset Value , offering price and redemption price per share ($302,500,799 ÷ 16,883,053 shares)		$17.92

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$4,520,942
Income from Fidelity Central Funds (including $16,650 from security lending)		138,064
Total Income		4,659,006
Expenses
Management fee	$1,282,870
Transfer agent fees	274,610
Distribution and service plan fees	60,202
Accounting fees	86,143
Custodian fees and expenses	16,611
Independent trustees' fees and expenses	1,603
Audit	29,722
Legal	5,560
Miscellaneous	1,064
Total expenses before reductions	1,758,385
Expense reductions	(11,240)
Total expenses after reductions		1,747,145
Net Investment income (loss)		2,911,861
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,754,937
Foreign currency transactions	2,657
Total net realized gain (loss)		11,757,594
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	18,648,354
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	5,744
Total change in net unrealized appreciation (depreciation)		18,654,099
Net gain (loss)		30,411,693
Net increase (decrease) in net assets resulting from operations		$33,323,554

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,911,861	$6,181,710
Net realized gain (loss)	11,757,594	10,091,130
Change in net unrealized appreciation (depreciation)	18,654,099	(41,645,502)
Net increase (decrease) in net assets resulting from operations	33,323,554	(25,372,662)
Distributions to shareholders	-	(22,454,265)

Share transactions - net increase (decrease)	(42,805,049)	53,932,406
Total increase (decrease) in net assets	(9,481,495)	6,105,479

Net Assets
Beginning of period	483,271,506	477,166,027
End of period	$473,790,011	$483,271,506

VIP Value Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.73	$18.28	$15.96	$15.78	$13.08	$16.36
Income from Investment Operations
Net investment income (loss) A,B	.11	.23	.31	.19	.26	.21
Net realized and unrealized gain (loss)	1.13	(.96)	4.41	.75	3.74	(2.41)
Total from investment operations	1.24	(.73)	4.72	.94	4.00	(2.20)
Distributions from net investment income	-	(.23)	(.32)	(.20)	(.27)	(.18)
Distributions from net realized gain	-	(.59)	(2.07)	(.56)	(1.03)	(.90)
Total distributions	-	(.82)	(2.40) C	(.76)	(1.30)	(1.08)
Net asset value, end of period	$17.97	$16.73	$18.28	$15.96	$15.78	$13.08
Total Return D,E,F	7.41%	(4.11)%	30.07%	6.33%	32.13%	(13.84)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.65% I	.64%	.64%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.64% I	.64%	.64%	.67%	.67%	.67%
Expenses net of all reductions	.64% I	.64%	.64%	.65%	.66%	.66%
Net investment income (loss)	1.27% I	1.32%	1.62%	1.48%	1.78%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$120,818	$121,880	$159,917	$131,037	$116,401	$110,203
Portfolio turnover rate J	71% I	48%	68%	81%	67%	64%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Value Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.74	$18.28	$15.96	$15.78	$13.08	$16.36
Income from Investment Operations
Net investment income (loss) A,B	.10	.21	.29	.18	.24	.20
Net realized and unrealized gain (loss)	1.13	(.95)	4.40	.75	3.75	(2.42)
Total from investment operations	1.23	(.74)	4.69	.93	3.99	(2.22)
Distributions from net investment income	-	(.21)	(.30)	(.19)	(.25)	(.15)
Distributions from net realized gain	-	(.59)	(2.07)	(.56)	(1.03)	(.90)
Total distributions	-	(.80)	(2.37)	(.75)	(1.29) C	(1.06) C
Net asset value, end of period	$17.97	$16.74	$18.28	$15.96	$15.78	$13.08
Total Return D,E,F	7.35%	(4.17)%	29.92%	6.23%	32.01%	(13.97)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.74%	.74%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.74% I	.74%	.74%	.77%	.77%	.77%
Expenses net of all reductions	.74% I	.74%	.74%	.75%	.76%	.76%
Net investment income (loss)	1.17% I	1.22%	1.52%	1.38%	1.68%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$257	$240	$337	$275	$270	$233
Portfolio turnover rate J	71% I	48%	68%	81%	67%	64%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Value Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.39	$17.93	$15.70	$15.55	$12.91	$16.15
Income from Investment Operations
Net investment income (loss) A,B	.09	.18	.26	.16	.22	.17
Net realized and unrealized gain (loss)	1.10	(.93)	4.33	.72	3.68	(2.37)
Total from investment operations	1.19	(.75)	4.59	.88	3.90	(2.20)
Distributions from net investment income	-	(.20)	(.28)	(.17)	(.23)	(.14)
Distributions from net realized gain	-	(.59)	(2.07)	(.56)	(1.03)	(.90)
Total distributions	-	(.79)	(2.36) C	(.73)	(1.26)	(1.04)
Net asset value, end of period	$17.58	$16.39	$17.93	$15.70	$15.55	$12.91
Total Return D,E,F	7.26%	(4.29)%	29.72%	6.02%	31.77%	(14.02)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.90% I	.89%	.89%	.92%	.92%	.92%
Expenses net of fee waivers, if any	.89% I	.89%	.89%	.92%	.92%	.92%
Expenses net of all reductions	.89% I	.89%	.89%	.91%	.91%	.91%
Net investment income (loss)	1.02% I	1.07%	1.37%	1.22%	1.53%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$50,214	$43,667	$26,890	$10,204	$9,262	$7,764
Portfolio turnover rate J	71% I	48%	68%	81%	67%	64%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Value Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.69	$18.23	$15.92	$15.75	$13.06	$16.33
Income from Investment Operations
Net investment income (loss) A,B	.10	.22	.29	.18	.25	.20
Net realized and unrealized gain (loss)	1.13	(.95)	4.40	.74	3.73	(2.40)
Total from investment operations	1.23	(.73)	4.69	.92	3.98	(2.20)
Distributions from net investment income	-	(.22)	(.31)	(.19)	(.26)	(.16)
Distributions from net realized gain	-	(.59)	(2.07)	(.56)	(1.03)	(.90)
Total distributions	-	(.81)	(2.38)	(.75)	(1.29)	(1.07) C
Net asset value, end of period	$17.92	$16.69	$18.23	$15.92	$15.75	$13.06
Total Return D,E,F	7.37%	(4.13)%	29.98%	6.20%	32.01%	(13.88)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.72%	.72%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.72% I	.72%	.72%	.74%	.75%	.75%
Expenses net of all reductions	.72% I	.72%	.72%	.73%	.74%	.74%
Net investment income (loss)	1.19% I	1.24%	1.55%	1.40%	1.70%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$302,501	$317,484	$290,021	$190,229	$197,903	$170,228
Portfolio turnover rate J	71% I	48%	68%	81%	67%	64%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1.   Organization.
VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$105,145,751
Gross unrealized depreciation	(21,455,628)
Net unrealized appreciation (depreciation)	$83,690,123
Tax cost	$403,031,920

The Fund elected to defer to its next fiscal year approximately $55,166 of capital losses recognized during the period November 1, 2022 to December 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Value Portfolio	170,387,794	199,844,838
5.   Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$124
Service Class 2	60,078
$60,202

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$38,591.06
Service Class	78.06
Service Class 2	15,140.06
Investor Class	220,801.14
	$274,610
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Value Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Value Portfolio	$3,626

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Value Portfolio	19,312,045	13,562,219	567,023
6.   Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Value Portfolio	$489
7.   Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Value Portfolio	$1,802	$-	$-
8.   Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,240.
9.   Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Value Portfolio
Distributions to shareholders
Initial Class	$-	$6,194,114
Service Class	-	12,231
Service Class 2	-	1,749,253
Investor Class	-	14,498,667
Total	$-	$22,454,265
10.   Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Value Portfolio
Initial Class
Shares sold	685,262	3,686,707	$11,798,248	$65,469,302
Reinvestment of distributions	-	356,830	-	6,194,114
Shares redeemed	(1,247,044)	(5,508,430)	(21,793,752)	(96,408,515)
Net increase (decrease)	(561,782)	(1,464,893)	$(9,995,504)	$(24,745,099)
Service Class
Shares sold	-	13,984	$-	$239,677
Reinvestment of distributions	-	493	-	8,569
Shares redeemed	(47)	(18,566)	(800)	(321,399)
Net increase (decrease)	(47)	(4,089)	$(800)	$(73,153)
Service Class 2
Shares sold	643,477	2,159,822	$10,966,601	$36,638,710
Reinvestment of distributions	-	103,474	-	1,749,253
Shares redeemed	(451,866)	(1,097,796)	(7,452,993)	(18,269,781)
Net increase (decrease)	191,611	1,165,500	$3,513,608	$20,118,182
Investor Class
Shares sold	659,890	6,099,854	$11,592,351	$108,956,648
Reinvestment of distributions	-	839,517	-	14,498,665
Shares redeemed	(2,802,322)	(3,819,745)	(47,914,704)	(64,822,837)
Net increase (decrease)	(2,142,432)	3,119,626	$(36,322,353)	$58,632,476
11.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Value Portfolio	83%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Value Portfolio	23%
12.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Value Portfolio
Initial Class	.64%
Actual		$ 1,000	$ 1,074.10	$ 3.29
Hypothetical- B		$ 1,000	$ 1,021.62	$ 3.21
Service Class	.74%
Actual		$ 1,000	$ 1,073.50	$ 3.80
Hypothetical- B		$ 1,000	$ 1,021.12	$ 3.71
Service Class 2	.89%
Actual		$ 1,000	$ 1,072.60	$ 4.57
Hypothetical- B		$ 1,000	$ 1,020.38	$ 4.46
Investor Class	.72%
Actual		$ 1,000	$ 1,073.70	$ 3.70
Hypothetical- B		$ 1,000	$ 1,021.22	$ 3.61

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Value Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.761034.122
VIPVAL-SANN-0823
Fidelity® Variable Insurance Products:

VIP Growth Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	12.2
NVIDIA Corp.	7.2
Alphabet, Inc. Class A	5.1
Apple, Inc.	4.4
Uber Technologies, Inc.	3.4
Amazon.com, Inc.	3.3
Vertex Pharmaceuticals, Inc.	2.3
UnitedHealth Group, Inc.	2.3
Eli Lilly & Co.	2.0
Netflix, Inc.	1.9
44.1

Market Sectors (% of Fund's net assets)

Information Technology	37.6
Health Care	16.4
Industrials	12.3
Consumer Discretionary	10.5
Communication Services	9.7
Financials	5.9
Energy	4.0
Consumer Staples	1.5
Materials	0.3
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.7%
Entertainment - 4.6%
Netflix, Inc. (a)	345,600	152,233,344
Universal Music Group NV (b)	6,371,121	141,476,603
Warner Music Group Corp. Class A	3,044,075	79,419,917
		373,129,864
Interactive Media & Services - 5.1%
Alphabet, Inc. Class A (a)	3,437,063	411,416,441
Epic Games, Inc. (a)(c)(d)	5,869	4,131,541
		415,547,982
Media - 0.0%
Innovid Corp. (a)	432,557	471,487
TOTAL COMMUNICATION SERVICES		789,149,333
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 0.0%
Mobileye Global, Inc.	44,426	1,706,847
Automobiles - 0.9%
BYD Co. Ltd. (H Shares)	1,072,000	34,373,315
Ferrari NV	113,989	37,070,363
		71,443,678
Broadline Retail - 4.2%
Amazon.com, Inc. (a)	2,085,618	271,881,162
Dollarama, Inc.	69,800	4,727,274
MercadoLibre, Inc. (a)	58,900	69,772,940
		346,381,376
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Class A	741,184	8,960,915
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	455,500	58,376,880
Booking Holdings, Inc. (a)	15,500	41,855,115
Flutter Entertainment PLC (a)	376,600	75,568,556
Kura Sushi U.S.A., Inc. Class A (a)	134,700	12,520,365
		188,320,916
Household Durables - 0.0%
Blu Investments LLC (a)(c)(d)	14,533,890	4,506
Specialty Retail - 1.8%
Five Below, Inc. (a)	305,500	60,042,970
TJX Companies, Inc.	987,900	83,764,041
		143,807,011
Textiles, Apparel & Luxury Goods - 1.2%
Compagnie Financiere Richemont SA Series A	13,580	2,306,808
LVMH Moet Hennessy Louis Vuitton SE	57,358	54,083,564
On Holding AG (a)	20,300	669,900
Samsonite International SA (a)(e)	13,712,700	38,674,154
		95,734,426
TOTAL CONSUMER DISCRETIONARY		856,359,675
CONSUMER STAPLES - 1.5%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	73,900	22,793,716
Monster Beverage Corp.	1,311,294	75,320,727
		98,114,443
Personal Care Products - 0.3%
Estee Lauder Companies, Inc. Class A	121,700	23,899,446
TOTAL CONSUMER STAPLES		122,013,889
ENERGY - 4.0%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	1,209,800	38,241,778
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy, Inc.	752,326	114,624,389
Denbury, Inc. (a)	158,900	13,706,714
New Fortress Energy, Inc.	547,900	14,672,762
Range Resources Corp.	1,409,200	41,430,480
Reliance Industries Ltd.	3,437,252	107,118,401
		291,552,746
TOTAL ENERGY		329,794,524
FINANCIALS - 5.9%
Banks - 0.0%
HDFC Bank Ltd.	196,906	4,085,420
Capital Markets - 1.8%
CME Group, Inc.	787,522	145,919,951
Financial Services - 2.6%
Block, Inc. Class A (a)	690,600	45,973,242
MasterCard, Inc. Class A	371,232	146,005,546
One97 Communications Ltd. (a)	688,100	7,293,356
Rocket Companies, Inc. (a)(b)	1,102,154	9,875,300
		209,147,444
Insurance - 1.5%
Arthur J. Gallagher & Co.	315,755	69,330,325
BRP Group, Inc. (a)	584,268	14,478,161
Marsh & McLennan Companies, Inc.	194,400	36,562,752
		120,371,238
TOTAL FINANCIALS		479,524,053
HEALTH CARE - 16.4%
Biotechnology - 6.4%
2seventy bio, Inc. (a)	87,100	881,452
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	1,781,700	445,425
rights (a)(d)	1,781,700	195,987
Affimed NV (a)	594,887	355,861
Alnylam Pharmaceuticals, Inc. (a)	228,000	43,306,320
Arcellx, Inc. (a)	46,857	1,481,618
Beam Therapeutics, Inc. (a)	60,870	1,943,579
Biogen, Inc. (a)	153,600	43,752,960
Cytokinetics, Inc. (a)	176,031	5,742,131
Evelo Biosciences, Inc. (a)(b)	23,345	75,871
Galapagos NV sponsored ADR (a)	453,500	18,439,310
Gamida Cell Ltd. (a)(b)	2,824,068	5,450,451
Gamida Cell Ltd. warrants 4/21/28 (a)	441,000	488,673
Genmab A/S (a)	33,400	12,657,187
Hookipa Pharma, Inc. (a)	1,014,485	892,747
Immunocore Holdings PLC ADR (a)	157,653	9,452,874
Insmed, Inc. (a)(b)	743,216	15,681,858
Legend Biotech Corp. ADR (a)	209,500	14,461,785
Regeneron Pharmaceuticals, Inc. (a)	88,231	63,397,503
Repligen Corp. (a)	137,900	19,507,334
Rubius Therapeutics, Inc. (a)(b)	134,856	2,825
Seagen, Inc. (a)	349,600	67,284,016
Seres Therapeutics, Inc. (a)	405,600	1,942,824
Synlogic, Inc. (a)	1,152,500	495,575
Vertex Pharmaceuticals, Inc. (a)	535,765	188,541,061
Vor Biopharma, Inc. (a)	618,395	1,910,841
XOMA Corp. (a)	339,812	6,419,049
		525,207,117
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	1,965,300	106,303,077
Insulet Corp. (a)	4,869	1,403,927
Penumbra, Inc. (a)	57,727	19,861,552
		127,568,556
Health Care Providers & Services - 3.2%
HealthEquity, Inc. (a)	1,152,896	72,793,853
Option Care Health, Inc. (a)	58,800	1,910,412
UnitedHealth Group, Inc.	389,393	187,157,852
		261,862,117
Health Care Technology - 0.2%
Evolent Health, Inc. (c)	387,300	11,148,431
Simulations Plus, Inc. (b)	111,870	4,847,327
		15,995,758
Life Sciences Tools & Services - 2.2%
Bio-Techne Corp.	224,400	18,317,772
Bruker Corp.	524,520	38,772,518
Charles River Laboratories International, Inc. (a)	126,965	26,694,391
Codexis, Inc. (a)	525,700	1,471,960
Danaher Corp.	162,450	38,988,000
Sartorius Stedim Biotech	81,300	20,289,020
Thermo Fisher Scientific, Inc.	70,100	36,574,675
		181,108,336
Pharmaceuticals - 2.8%
Aclaris Therapeutics, Inc. (a)	220,007	2,281,473
AstraZeneca PLC sponsored ADR	642,000	45,947,940
Eli Lilly & Co.	346,646	162,570,041
Nuvation Bio, Inc. (a)	326,843	588,317
Revance Therapeutics, Inc. (a)(b)	608,681	15,405,716
		226,793,487
TOTAL HEALTH CARE		1,338,535,371
INDUSTRIALS - 12.3%
Aerospace & Defense - 0.4%
Spirit AeroSystems Holdings, Inc. Class A	1,173,000	34,239,870
The Boeing Co. (a)	2,537	535,713
		34,775,583
Electrical Equipment - 1.4%
Bloom Energy Corp. Class A (a)(b)	119,000	1,945,650
Eaton Corp. PLC	461,206	92,748,527
Hubbell, Inc. Class B	63,599	21,086,884
		115,781,061
Ground Transportation - 3.4%
Uber Technologies, Inc. (a)	6,492,005	280,259,856
Industrial Conglomerates - 1.5%
General Electric Co.	1,083,500	119,022,475
Machinery - 2.0%
Energy Recovery, Inc. (a)	250,900	7,012,655
Ingersoll Rand, Inc.	1,232,275	80,541,494
Parker Hannifin Corp.	132,500	51,680,300
Westinghouse Air Brake Tech Co.	199,300	21,857,231
		161,091,680
Passenger Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	388,700	42,990,220
Professional Services - 2.2%
Equifax, Inc.	197,800	46,542,340
KBR, Inc.	1,464,955	95,309,972
TransUnion Holding Co., Inc.	435,900	34,144,047
		175,996,359
Trading Companies & Distributors - 0.9%
Ferguson PLC	441,849	69,638,496
TOTAL INDUSTRIALS		999,555,730
INFORMATION TECHNOLOGY - 37.5%
Electronic Equipment, Instruments & Components - 1.2%
Flex Ltd. (a)	2,096,183	57,938,498
Jabil, Inc.	401,900	43,377,067
		101,315,565
IT Services - 1.9%
Gartner, Inc. (a)	71,800	25,152,258
MongoDB, Inc. Class A (a)	235,418	96,754,444
Shopify, Inc. Class A (a)	514,800	33,256,080
		155,162,782
Semiconductors & Semiconductor Equipment - 13.3%
Aixtron AG	789,100	26,770,539
Allegro MicroSystems LLC (a)	298,641	13,480,655
ASML Holding NV (depository receipt)	60,238	43,657,491
BE Semiconductor Industries NV	387,700	42,009,683
eMemory Technology, Inc.	45,000	3,192,411
KLA Corp.	100,500	48,744,510
Marvell Technology, Inc.	320,176	19,140,121
Monolithic Power Systems, Inc.	48,500	26,201,155
NVIDIA Corp.	1,384,086	585,496,060
NXP Semiconductors NV	308,124	63,066,820
Silicon Laboratories, Inc. (a)	12,500	1,971,750
SiTime Corp. (a)	317,200	37,420,084
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,314,300	132,639,156
Universal Display Corp.	284,600	41,019,398
		1,084,809,833
Software - 16.7%
Confluent, Inc. (a)(b)	1,345,214	47,499,506
HashiCorp, Inc. (a)	580,404	15,194,977
HubSpot, Inc. (a)	115,300	61,349,977
Manhattan Associates, Inc. (a)	271,700	54,307,396
Microsoft Corp.	2,916,007	993,017,026
NICE Ltd. sponsored ADR (a)	116,700	24,098,550
Oracle Corp.	1,106,091	131,724,377
ServiceNow, Inc. (a)	48,300	27,143,151
Volue A/S (a)	1,565,800	2,634,563
		1,356,969,523
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	1,831,988	355,350,712
TOTAL INFORMATION TECHNOLOGY		3,053,608,415
MATERIALS - 0.1%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)(b)	564,802	4,456,288
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP	99,009	2,919,775
TOTAL COMMON STOCKS (Cost $4,883,924,536)		7,975,917,053

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(c)(d)	198,400	841,216
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc. Series C (a)(c)(d)	654,971	2,010,761
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (a)(c)(d)	137,249	5,024,686
Series C3 (a)(c)(d)	171,560	6,280,812
Series C4 (a)(c)(d)	48,240	1,766,066
Series C5 (a)(c)(d)	96,064	3,516,903
		16,588,467
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,617,827)		19,440,444

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (c)(d)(g) (Cost $1,940,200)	1,940,200	1,940,200

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h)	100,203,485	100,223,526
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	40,104,528	40,108,538
TOTAL MONEY MARKET FUNDS (Cost $140,332,064)		140,332,064

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $5,045,814,627)	8,137,629,761
NET OTHER ASSETS (LIABILITIES) - 0.1%	7,800,715
NET ASSETS - 100.0%	8,145,430,476

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,665,122 or 0.5% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,674,154 or 0.5% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAPP, Inc. Series C	4/30/21	4,320,909

Blu Investments LLC	5/21/20	25,138

ElevateBio LLC Series C	3/09/21	832,288

Epic Games, Inc.	3/29/21	5,194,065

Evolent Health, Inc.	3/28/23	11,231,700

Illuminated Holdings, Inc. Series C2	7/07/20	3,431,225

Illuminated Holdings, Inc. Series C3	7/07/20	5,146,800

Illuminated Holdings, Inc. Series C4	1/08/21	1,736,640

Illuminated Holdings, Inc. Series C5	6/16/21	4,149,965

Illuminated Holdings, Inc. 0%	6/14/23	1,940,200

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	78,582,650	863,472,286	841,831,410	1,554,720	-	-	100,223,526	0.3%
Fidelity Securities Lending Cash Central Fund 5.14%	39,142,221	248,801,636	247,835,319	625,409	-	-	40,108,538	0.1%
Total	117,724,871	1,112,273,922	1,089,666,729	2,180,129	-	-	140,332,064

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	789,149,333	785,017,792	-	4,131,541
Consumer Discretionary	856,359,675	765,591,482	90,763,687	4,506
Consumer Staples	122,013,889	122,013,889	-	-
Energy	329,794,524	222,676,123	107,118,401	-
Financials	479,524,053	468,145,277	11,378,776	-
Health Care	1,339,376,587	1,313,599,668	24,294,291	1,482,628
Industrials	999,555,730	999,555,730	-	-
Information Technology	3,055,619,176	3,053,608,415	-	2,010,761
Materials	21,044,755	4,456,288	-	16,588,467
Utilities	2,919,775	2,919,775	-	-

Corporate Bonds	1,940,200	-	-	1,940,200

Money Market Funds	140,332,064	140,332,064	-	-
Total Investments in Securities:	8,137,629,761	7,877,916,503	233,555,155	26,158,103
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,400,232) - See accompanying schedule:
Unaffiliated issuers (cost $4,905,482,563)	$7,997,297,697
Fidelity Central Funds (cost $140,332,064)	140,332,064

Total Investment in Securities (cost $5,045,814,627)		$8,137,629,761
Foreign currency held at value (cost $1,108)		1,108
Receivable for investments sold		65,053,372
Receivable for fund shares sold		6,144,526
Dividends receivable		1,698,077
Distributions receivable from Fidelity Central Funds		436,000
Other receivables		30,448
Total assets		8,210,993,292
Liabilities
Payable to custodian bank	$85,641
Payable for investments purchased	3,238,077
Payable for fund shares redeemed	11,165,143
Accrued management fee	3,491,389
Distribution and service plan fees payable	439,776
Other affiliated payables	569,445
Deferred taxes	6,363,150
Other payables and accrued expenses	122,398
Collateral on securities loaned	40,087,797
Total Liabilities		65,562,816
Net Assets		$8,145,430,476
Net Assets consist of:
Paid in capital		$4,780,425,689
Total accumulated earnings (loss)		3,365,004,787
Net Assets		$8,145,430,476

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($4,341,950,179 ÷ 49,600,845 shares)		$87.54
Service Class :
Net Asset Value , offering price and redemption price per share ($1,113,650,069 ÷ 12,824,548 shares)		$86.84
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($1,712,952,715 ÷ 20,230,911 shares)		$84.67
Investor Class :
Net Asset Value , offering price and redemption price per share ($976,877,513 ÷ 11,255,069 shares)		$86.79

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$28,405,640
Income from Fidelity Central Funds (including $625,409 from security lending)		2,180,129
Total Income		30,585,769
Expenses
Management fee	$19,173,963
Transfer agent fees	2,623,020
Distribution and service plan fees	2,417,658
Accounting fees	526,445
Custodian fees and expenses	25,002
Independent trustees' fees and expenses	23,601
Audit	37,717
Legal	12,062
Interest	13,209
Miscellaneous	99,415
Total expenses before reductions	24,952,092
Expense reductions	(168,310)
Total expenses after reductions		24,783,782
Net Investment income (loss)		5,801,987
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	282,783,814
Foreign currency transactions	(31,255)
Total net realized gain (loss)		282,752,559
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of increase in deferred foreign taxes of $309,280)	1,250,041,013
Assets and liabilities in foreign currencies	6,314
Total change in net unrealized appreciation (depreciation)		1,250,047,327
Net gain (loss)		1,532,799,886
Net increase (decrease) in net assets resulting from operations		$1,538,601,873

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,801,987	$12,939,725
Net realized gain (loss)	282,752,559	290,195,869
Change in net unrealized appreciation (depreciation)	1,250,047,327	(2,524,849,915)
Net increase (decrease) in net assets resulting from operations	1,538,601,873	(2,221,714,321)
Distributions to shareholders	(46,318,112)	(593,948,127)

Share transactions - net increase (decrease)	(1,452,825)	238,529,974
Total increase (decrease) in net assets	1,490,830,936	(2,577,132,474)

Net Assets
Beginning of period	6,654,599,540	9,231,732,014
End of period	$8,145,430,476	$6,654,599,540

VIP Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$71.51	$102.43	$103.00	$79.09	$63.12	$74.05
Income from Investment Operations
Net investment income (loss) A,B	.09	.20	.37 C	.01	.18	.21
Net realized and unrealized gain (loss)	16.43	(24.46)	21.52	32.21	20.42	(.25) D
Total from investment operations	16.52	(24.26)	21.89	32.22	20.60	(.04)
Distributions from net investment income	- E	(.51)	-	(.07)	(.19)	(.18)
Distributions from net realized gain	(.49)	(6.15)	(22.46)	(8.25)	(4.44)	(10.72)
Total distributions	(.49)	(6.66)	(22.46)	(8.31) F	(4.63)	(10.89) F
Net asset value, end of period	$87.54	$71.51	$102.43	$103.00	$79.09	$63.12
Total Return G,H,I	23.21%	(24.46)%	23.21%	43.89%	34.31%	(.17)% D
Ratios to Average Net Assets B,J,K
Expenses before reductions	.61% L	.61%	.61%	.62%	.63%	.63%
Expenses net of fee waivers, if any	.60% L	.60%	.60%	.62%	.62%	.63%
Expenses net of all reductions	.60% L	.60%	.60%	.61%	.62%	.62%
Net investment income (loss)	.23% L	.25%	.36% C	.02%	.25%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$4,341,950	$3,612,472	$5,103,811	$4,533,075	$3,441,605	$2,869,484
Portfolio turnover rate M	62% L	36%	45%	53%	47%	34%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .07%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.20)%.

E Amount represents less than $.005 per share.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Growth Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$70.98	$101.70	$102.42	$78.69	$62.83	$73.76
Income from Investment Operations
Net investment income (loss) A,B	.05	.12	.27 C	(.07)	.11	.14
Net realized and unrealized gain (loss)	16.30	(24.28)	21.37	32.03	20.31	(.25) D
Total from investment operations	16.35	(24.16)	21.64	31.96	20.42	(.11)
Distributions from net investment income	- E	(.42)	-	(.05)	(.12)	(.11)
Distributions from net realized gain	(.49)	(6.15)	(22.36)	(8.18)	(4.44)	(10.72)
Total distributions	(.49)	(6.56) F	(22.36)	(8.23)	(4.56)	(10.82) F
Net asset value, end of period	$86.84	$70.98	$101.70	$102.42	$78.69	$62.83
Total Return G,H,I	23.14%	(24.52)%	23.08%	43.77%	34.17%	(.27)% D
Ratios to Average Net Assets B,J,K
Expenses before reductions	.71% L	.71%	.71%	.72%	.73%	.73%
Expenses net of fee waivers, if any	.70% L	.70%	.70%	.72%	.72%	.73%
Expenses net of all reductions	.70% L	.70%	.70%	.71%	.72%	.72%
Net investment income (loss)	.13% L	.15%	.26% C	(.08)%	.15%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,113,650	$878,031	$1,176,735	$1,018,192	$745,767	$600,590
Portfolio turnover rate M	62% L	36%	45%	53%	47%	34%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.30)%.

E Amount represents less than $.005 per share.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$69.27	$99.42	$100.58	$77.43	$61.91	$72.86
Income from Investment Operations
Net investment income (loss) A,B	(.01)	- C	.11 D	(.19)	- C	.03
Net realized and unrealized gain (loss)	15.90	(23.72)	20.95	31.46	20.00	(.23) E
Total from investment operations	15.89	(23.72)	21.06	31.27	20.00	(.20)
Distributions from net investment income	- C	(.28)	-	(.04)	(.04)	(.03)
Distributions from net realized gain	(.49)	(6.15)	(22.22)	(8.08)	(4.44)	(10.72)
Total distributions	(.49)	(6.43)	(22.22)	(8.12)	(4.48)	(10.75)
Net asset value, end of period	$84.67	$69.27	$99.42	$100.58	$77.43	$61.91
Total Return F,G,H	23.05%	(24.64)%	22.90%	43.55%	33.98%	(.43)% E
Ratios to Average Net Assets B,I,J
Expenses before reductions	.86% K	.86%	.85%	.87%	.88%	.88%
Expenses net of fee waivers, if any	.85% K	.85%	.85%	.87%	.87%	.88%
Expenses net of all reductions	.85% K	.85%	.85%	.86%	.87%	.87%
Net investment income (loss)	(.02)% K	-% L	.11% D	(.23)%	-% L	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1,712,953	$1,410,220	$1,941,161	$1,587,581	$1,182,162	$971,010
Portfolio turnover rate M	62% K	36%	45%	53%	47%	34%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.29 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.18)%.

E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.46)%.

F Total returns for periods of less than one year are not annualized.

G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount represents less than .005%.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$70.94	$101.65	$102.38	$78.66	$62.81	$73.73
Income from Investment Operations
Net investment income (loss) A,B	.06	.14	.29 C	(.05)	.12	.15
Net realized and unrealized gain (loss)	16.28	(24.26)	21.37	32.02	20.30	(.23) D
Total from investment operations	16.34	(24.12)	21.66	31.97	20.42	(.08)
Distributions from net investment income	- E	(.44)	-	(.06)	(.13)	(.12)
Distributions from net realized gain	(.49)	(6.15)	(22.39)	(8.20)	(4.44)	(10.72)
Total distributions	(.49)	(6.59)	(22.39)	(8.25) F	(4.57)	(10.84)
Net asset value, end of period	$86.79	$70.94	$101.65	$102.38	$78.66	$62.81
Total Return G,H,I	23.14%	(24.50)%	23.12%	43.80%	34.18%	(.24)% D
Ratios to Average Net Assets B,J,K
Expenses before reductions	.68% L	.68%	.68%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.68% L	.68%	.68%	.70%	.70%	.71%
Expenses net of all reductions	.68% L	.68%	.68%	.69%	.70%	.70%
Net investment income (loss)	.16% L	.17%	.28% C	(.06)%	.17%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$976,878	$753,877	$1,010,025	$792,875	$547,920	$457,395
Portfolio turnover rate M	62% L	36%	45%	53%	47%	34%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.01)%.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.27)%.

E Amount represents less than $.005 per share.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Growth Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or ETFs. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Growth Portfolio	$26,733

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,284,697,230
Gross unrealized depreciation	(200,380,433)
Net unrealized appreciation (depreciation)	$3,084,316,797
Tax cost	$5,053,312,964

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth Portfolio	2,242,090,834	2,332,237,480
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$492,306
Service Class 2	1,925,352
$2,417,658

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$1,237,240.06
Service Class	310,152.06
Service Class 2	485,189.06
Investor Class	590,439.14
	$2,623,020

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Growth Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
VIP Growth Portfolio	$29,789

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Growth Portfolio	Borrower	$ 22,359,000	5.32%	$13,209

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth Portfolio	69,553,519	186,736,677	26,742,252

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Growth Portfolio	$6,801

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Growth Portfolio	$66,431	$489	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7,298.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $161,012.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Growth Portfolio
Distributions to shareholders
Initial Class	$24,668,030	$327,242,195
Service Class	6,215,665	76,304,030
Service Class 2	10,087,981	124,813,908
Investor Class	5,346,436	65,587,994
Total	$46,318,112	$593,948,127
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Growth Portfolio
Initial Class
Shares sold	2,171,147	3,357,698	$170,761,248	$269,447,445
Reinvestment of distributions	324,964	3,960,831	24,668,031	327,242,195
Shares redeemed	(3,409,925)	(6,632,085)	(271,130,504)	(539,302,844)
Net increase (decrease)	(913,814)	686,444	$(75,701,225)	$57,386,796
Service Class
Shares sold	1,073,190	1,422,893	$83,034,696	$111,903,088
Reinvestment of distributions	82,512	931,059	6,215,665	76,304,030
Shares redeemed	(701,244)	(1,554,017)	(54,419,867)	(126,719,809)
Net increase (decrease)	454,458	799,935	$34,830,494	$61,487,309
Service Class 2
Shares sold	1,603,661	2,016,536	$121,762,286	$158,300,940
Reinvestment of distributions	137,270	1,556,899	10,087,981	124,813,908
Shares redeemed	(1,867,579)	(2,741,205)	(141,748,482)	(219,822,709)
Net increase (decrease)	(126,648)	832,230	$(9,898,215)	$63,292,139
Investor Class
Shares sold	966,758	1,313,073	$75,792,647	$104,900,921
Reinvestment of distributions	71,011	801,097	5,346,436	65,587,994
Shares redeemed	(410,164)	(1,422,870)	(31,822,962)	(114,125,185)
Net increase (decrease)	627,605	691,300	$49,316,121	$56,363,730

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	% of shares held	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Overseas Portfolio	20%	2	38%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Growth Portfolio
Initial Class	.60%
Actual		$ 1,000	$ 1,232.10	$ 3.32
Hypothetical- B		$ 1,000	$ 1,021.82	$ 3.01
Service Class	.70%
Actual		$ 1,000	$ 1,231.40	$ 3.87
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.51
Service Class 2	.85%
Actual		$ 1,000	$ 1,230.50	$ 4.70
Hypothetical- B		$ 1,000	$ 1,020.58	$ 4.26
Investor Class	.68%
Actual		$ 1,000	$ 1,231.40	$ 3.76
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.41

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Growth Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705692.125
VIPGRWT-SANN-0823
Fidelity® Variable Insurance Products:

VIP Floating Rate High Income Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Bass Pro Group LLC	2.6
Asurion LLC	2.0
Intelsat Jackson Holdings SA	1.2
Fertitta Entertainment LLC NV	1.1
Acrisure LLC	1.1
ABG Intermediate Holdings 2 LLC	1.0
Caesars Entertainment, Inc.	1.0
TransDigm, Inc.	0.9
Ultimate Software Group, Inc.	0.8
MH Sub I LLC	0.8
12.5

Market Sectors (% of Fund's net assets)

Technology	15.8
Services	10.5
Telecommunications	5.3
Healthcare	5.1
Insurance	5.0

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Bank Loan Obligations - 87.1%
	Principal Amount (a)	Value ($)
Aerospace - 0.9%
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.943% 3/19/26 (b)(c)(d)	310,625	293,541
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8.307% 12/31/27 (b)(c)(d)	144,872	144,601
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4919% 8/24/28 (b)(c)(d)	1,730,874	1,729,212
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4919% 2/22/27 (b)(c)(d)	124,375	124,375
TOTAL AEROSPACE		2,291,729
Air Transportation - 1.6%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0004% 4/20/28 (b)(c)(d)	780,000	795,600
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8391% 8/11/28 (b)(c)(d)	277,200	276,804
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 4/8/26 (b)(c)(d)	250,758	248,356
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 4/4/26 (b)(c)(d)	134,816	133,525
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9037% 11/23/28 (b)(c)(d)(e)	401,963	387,090
2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.193% 11/23/29 (b)(c)(d)(e)	175,000	174,125
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7637% 7/2/27 (b)(c)(d)	456,000	473,196
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4919% 3/17/30 (b)(c)(d)	114,713	107,543
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.7985% 10/20/27 (b)(c)(d)	445,500	462,309
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.3919% 3/24/28 (b)(c)(d)(e)	251,813	242,999
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2919% 4/21/28 (b)(c)(d)	750,780	749,323
TOTAL AIR TRANSPORTATION		4,050,870
Automotive & Auto Parts - 1.5%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9525% 3/5/28 (b)(c)(d)	454,171	407,478
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8319% 4/13/29 (b)(c)(d)	115,000	114,929
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 4/20/30 (b)(c)(d)	600,000	597,936
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.66% 6/3/28 (b)(c)(d)	749,893	714,085
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1541% 12/17/28 (b)(c)(d)	103,688	101,355
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.443% 11/2/27 (b)(c)(d)	459,432	455,986
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.5227% 12/17/28 (b)(c)(d)	512,464	417,658
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.943% 1/26/29 (b)(c)(d)	414,469	305,671
Rough Country LLC:
2LN, term loan 3 month U.S. LIBOR + 6.500% 11.8419% 7/28/29 (b)(c)(d)	100,000	92,125
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0035% 7/28/28 (b)(c)(d)	108,958	105,327
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 1/29/28 (b)(c)(d)	503,582	473,141
TOTAL AUTOMOTIVE & AUTO PARTS		3,785,691
Banks & Thrifts - 0.7%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.717% 2/2/28 (b)(c)(d)	763,004	761,455
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9919% 4/9/27 (b)(c)(d)	415,881	402,810
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3383% 12/22/28 (b)(c)(d)	390,063	346,180
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 12/1/28 (b)(c)(d)	142,825	141,902
Walker & Dunlop, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2025% 12/16/28 (b)(c)(d)	104,738	104,476
TOTAL BANKS & THRIFTS		1,756,823
Broadcasting - 1.5%
AppLovin Corp.:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2025% 10/25/28 (b)(c)(d)	147,554	147,054
Tranche B, term loan CME Term SOFR 1 Month Index + 3.350% 8.4525% 8/15/25 (b)(c)(d)	580,723	580,090
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.2534% 8/24/26 (b)(c)(d)	198,680	151,619
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (b)(c)(d)	1,616,944	51,645
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2603% 12/1/28 (b)(c)(d)	1,018,967	927,260
Nexstar Media, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.717% 9/19/26 (b)(c)(d)	351,322	350,693
Sinclair Television Group, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 9.0034% 4/21/29 (b)(c)(d)	271,365	204,202
Univision Communications, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.443% 1/31/29 (b)(c)(d)	1,348,246	1,318,922
Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 7.943% 3/15/24 (b)(c)(d)	71,418	71,468
TOTAL BROADCASTING		3,802,953
Building Materials - 3.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (b)(c)(d)	1,115,617	935,166
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 7.717% 10/1/26 (b)(c)(d)	397,522	397,744
1 month U.S. LIBOR + 2.750% 7.967% 12/16/28 (b)(c)(d)	295,753	295,983
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2637% 5/31/30 (b)(c)(d)	617,798	617,217
Foley Products Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1419% 12/29/28 (b)(c)(d)	234,917	231,981
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6662% 2/25/29 (b)(c)(d)	1,885,750	1,783,806
Ingersoll-Rand Services Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9525% 2/28/27 (b)(c)(d)	343,463	342,820
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8419% 4/29/29 (b)(c)(d)	704,675	687,643
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4525% 4/1/29 (b)(c)(d)	412,193	411,678
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4525% 10/15/28 (b)(c)(d)	198,000	188,843
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.693% 6/4/28 (b)(c)(d)	730,213	708,124
CME Term SOFR 3 Month Index + 3.500% 8.7025% 6/2/28 (b)(c)(d)	237,000	230,928
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6916% 9/22/28 (b)(c)(d)	221,964	221,655
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 8.9373% 2/16/28 (b)(c)(d)	266,201	263,539
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 5/14/28 (b)(c)(d)	255,450	241,400
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8525% 10/19/27 (b)(c)(d)	377,755	373,872
TOTAL BUILDING MATERIALS		7,932,399
Cable/Satellite TV - 1.8%
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 6.7954% 2/1/27 (b)(c)(d)	1,194,379	1,186,413
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 7.4433% 1/31/28 (b)(c)(d)	985,000	969,979
CSC Holdings LLC Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.647% 1/18/28 (b)(c)(d)	1,389,783	1,278,600
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.217% 8/2/27 (b)(c)(d)	451,848	441,244
Virgin Media Bristol LLC:
Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.6933% 1/31/28 (b)(c)(d)	568,534	562,991
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3106% 3/6/31 (b)(c)(d)	270,000	267,251
TOTAL CABLE/SATELLITE TV		4,706,478
Capital Goods - 0.8%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.217% 7/22/29 (b)(c)(d)	379,000	378,716
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9406% 3/17/30 (b)(c)(d)	584,063	582,357
CPM Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 8.250% 13.4204% 11/15/26 (b)(c)(d)	67,828	67,086
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6704% 11/15/25 (b)(c)(d)	276,948	275,979
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.6387% 1/24/29 (b)(c)(d)	373,625	371,914
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 13.9266% 4/16/25 (b)(c)(d)(e)	40,928	38,833
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.500% 8.6023% 7/31/27 (b)(c)(d)	259,695	257,132
TOTAL CAPITAL GOODS		1,972,017
Chemicals - 3.1%
ARC Falcon I, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9525% 9/30/28 (b)(c)(d)	722,219	672,870
Aruba Investment Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.943% 11/24/28 (b)(c)(d)	410,000	360,800
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.2025% 11/24/27 (b)(c)(d)	333,092	320,878
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2954% 8/29/29 (b)(c)(d)	119,644	119,969
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 5/27/29 (b)(c)(d)	336,600	330,147
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 5/7/25 (b)(c)(d)(e)	259,700	251,909
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 8.0379% 5/7/25 (b)(c)(d)	224,260	218,485
Cyanco Intermediate 2 Corp. term loan CME Term SOFR 1 Month Index + 4.750% 6/29/28 (c)(d)(f)	125,000	121,563
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (b)(c)(d)	681,799	650,907
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.121% 5/27/28 (b)(c)(d)	333,718	313,071
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2669% 7/3/28 (b)(c)(d)	215,637	181,735
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7794% 3/15/29 (b)(c)(d)	852,934	802,687
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.6267% 3/15/30 (b)(c)(d)	170,000	138,834
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 12/29/27 (b)(c)(d)	147,791	111,508
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 2/10/30 (b)(c)(d)	160,000	158,942
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9525% 3/1/30 (b)(c)(d)	170,000	169,575
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.967% 1/20/26 (b)(c)(d)	537,862	536,114
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2% 4/10/30 (b)(c)(d)(e)	399,000	398,003
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1767% 12/1/26 (b)(c)(d)	251,188	226,069
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 9.2535% 11/9/28 (b)(c)(d)	512,200	491,072
CME Term SOFR 1 Month Index + 5.000% 11/9/28 (c)(d)(f)	205,000	197,782
Starfruit U.S. Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 8.9901% 4/3/28 (b)(c)(d)	215,000	212,760
CME Term SOFR 1 Month Index + 4.000% 9.3181% 4/3/28 (b)(c)(d)	472,785	467,613
The Chemours Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9525% 4/3/25 (b)(c)(d)	460,791	456,377
TOTAL CHEMICALS		7,909,670
Consumer Products - 2.6%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5242% 2/7/29 (b)(c)(d)	648,450	630,618
Aip Rd Buyer Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3525% 12/22/28 (b)(c)(d)	385,125	374,534
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.1025% 12/23/28 (b)(c)(d)	165,000	162,731
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8325% 12/10/28 (b)(c)(d)	715,998	713,427
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 7.2025% 5/23/27 (b)(c)(d)	122,159	121,052
CME Term SOFR 1 Month Index + 3.500% 8.6025% 12/13/29 (b)(c)(d)	442,775	442,359
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4587% 11/8/27 (b)(c)(d)	508,300	506,013
Diamond BC BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.0569% 9/29/28 (b)(c)(d)	320,125	319,610
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.217% 1/6/28 (b)(c)(d)	117,600	111,720
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 12/21/25 (b)(c)(d)	386,996	376,063
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 12/22/26 (b)(c)(d)	550,980	535,999
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (b)(c)(d)	511,359	499,429
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7535% 3/4/28 (b)(c)(d)	194,177	192,566
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.693% 10/21/28 (b)(c)(d)	335,750	257,060
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 8/5/28 (b)(c)(d)	541,138	511,376
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4525% 6/29/28 (b)(c)(d)	308,973	257,149
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 6/22/30 (c)(d)(f)	480,000	471,120
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9537% 12/21/27 (b)(c)(d)	293,250	286,652
TOTAL CONSUMER PRODUCTS		6,769,478
Containers - 1.8%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 3/3/28 (b)(c)(d)	466,014	453,040
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.43% 3/11/28 (b)(c)(d)	195,501	190,083
1 month U.S. LIBOR + 3.750% 8.9474% 3/11/28 (b)(c)(d)	663,188	651,171
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9724% 7/1/26 (b)(c)(d)	574,985	574,105
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.9525% 12/21/26 (b)(c)(d)	120,938	120,817
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.967% 12/1/27 (b)(c)(d)	331,610	328,708
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 8/4/27 (b)(c)(d)	425,742	422,749
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1043% 2/9/26 (b)(c)(d)	191,100	181,067
Pregis TopCo Corp. 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.943% 8/1/26 (b)(c)(d)	98,250	97,114
3 month U.S. LIBOR + 4.000% 8.967% 7/31/26 (b)(c)(d)	241,250	239,412
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9525% 1/30/27 (b)(c)(d)	588,170	587,370
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.467% 2/5/26 (b)(c)(d)	157,208	157,065
1 month U.S. LIBOR + 3.250% 8.467% 9/24/28 (b)(c)(d)	319,313	318,042
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 8/12/28 (b)(c)(d)	265,950	264,554
TOTAL CONTAINERS		4,585,297
Diversified Financial Services - 2.2%
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.717% 2/4/28 (b)(c)(d)	244,375	243,642
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.6817% 10/15/26 (b)(c)(d)	371,418	366,868
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7419% 10/31/26 (b)(c)(d)	89,012	88,583
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 1/27/27 (b)(c)(d)	221,063	218,852
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1603% 1/26/29 (b)(c)(d)	235,000	233,296
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7535% 7/12/28 (b)(c)(d)	142,827	141,577
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 8.081% 6/27/25 (b)(c)(d)	92,105	91,990
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6025% 6/24/28 (b)(c)(d)	392,184	387,011
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3525% 6/30/28 (b)(c)(d)	228,275	226,246
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7637% 1/25/28 (b)(c)(d)	270,000	268,988
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0227% 9/24/27 (b)(c)(d)	121,882	112,563
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2419% 4/20/30 (b)(c)(d)	567,878	566,458
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1504% 4/21/28 (b)(c)(d)	360,127	349,774
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.647% 4/27/30 (b)(c)(d)	100,000	99,500
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 11.4525% 11/1/29 (b)(c)(d)	335,000	298,569
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9525% 11/8/26 (b)(c)(d)	260,944	251,344
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 3/8/30 (c)(d)(f)	125,000	124,610
TransUnion LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0034% 11/16/26 (b)(c)(d)	166,029	165,430
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.467% 12/1/28 (b)(c)(d)	575,108	573,251
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.05% 4/29/26 (b)(c)(d)	266,294	265,812
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.4863% 2/9/27 (b)(c)(d)	475,200	465,696
CME Term SOFR 1 Month Index + 5.500% 10.4863% 2/15/27 (b)(c)(d)	249,375	245,011
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,785,071
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.7189% 10/28/27 (b)(c)(d)	343,722	322,456
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.8919% 2/10/27 (b)(c)(d)	967,342	832,950
Cmg Media Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.8419% 12/17/26 (b)(c)(d)	1,070,083	956,387
TOTAL DIVERSIFIED MEDIA		2,111,793
Energy - 2.7%
American Consolidated Natural term loan 21.2681% 9/16/25 (b)(d)	19,668	19,668
Apro LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2463% 11/14/26 (b)(c)(d)	394,478	391,125
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6751% 10/14/27 (b)(c)(d)	557,520	551,248
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 3/17/28 (b)(c)(d)	176,400	170,667
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 6/4/28 (b)(c)(d)	1,367,902	1,364,482
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 11/19/29 (b)(c)(d)	656,825	647,110
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 9.1645% 2/6/25 (b)(c)(d)	402,840	395,456
CME Term SOFR 1 Month Index + 5.500% 2/7/28 (c)(d)(f)	150,000	143,625
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1645% 2/6/25 (b)(c)(d)	370,565	363,772
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 9.9596% 8/27/28 (b)(c)(d)	383,875	380,036
GIP II Blue Holding LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.717% 9/29/28 (b)(c)(d)	1,139,077	1,140,706
GIP III Stetson I LP Tranche B, term loan 1 month U.S. LIBOR + 4.250% 9.4525% 7/18/25 (b)(c)(d)	471,015	469,837
Natgasoline LLC Tranche B, term loan 1 month U.S. LIBOR + 3.500% 8.717% 11/14/25 (b)(c)(d)	300,983	296,468
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6137% 2/14/30 (b)(c)(d)	185,000	181,609
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.217% 1/23/27 (b)(c)(d)	294,560	294,045
Win Waste Innovations Holdings Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.967% 3/25/28 (b)(c)(d)	264,600	225,902
TOTAL ENERGY		7,035,756
Entertainment/Film - 0.2%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.717% 9/1/27 (b)(c)(d)	334,449	321,281
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.717% 9/1/27 (b)(c)(d)	105,000	101,325
TOTAL ENTERTAINMENT/FILM		422,606
Environmental - 0.4%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.193% 10/8/28 (b)(c)(d)	225,054	224,716
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6025% 11/30/28 (b)(c)(d)	242,675	240,287
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6025% 11/30/28 (b)(c)(d)	18,408	18,227
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (b)(c)(d)	632,100	618,352
TOTAL ENVIRONMENTAL		1,101,582
Food & Drug Retail - 0.4%
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 12.0919% 8/1/29 (b)(c)(d)	452,834	447,645
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.4525% 1/29/27 (b)(c)(d)	281,488	279,588
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 10.7727% 11/20/25 (b)(c)(d)	316,052	142,224
Primary Products Finance LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.0401% 4/1/29 (b)(c)(d)	247,500	246,468
TOTAL FOOD & DRUG RETAIL		1,115,925
Food/Beverage/Tobacco - 1.4%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 10/1/25 (b)(c)(d)	118,511	108,564
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.59% 1/24/29 (b)(c)(d)	668,250	620,336
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3419% 1/24/30 (b)(c)(d)	170,000	133,875
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 10/23/27 (b)(c)(d)	445,169	442,199
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4392% 5/16/29 (b)(c)(d)	915,695	884,790
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 9/23/27 (b)(c)(d)	446,453	440,314
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.4919% 3/31/28 (b)(c)(d)	886,902	856,002
TOTAL FOOD/BEVERAGE/TOBACCO		3,486,080
Gaming - 3.9%
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4525% 1/26/30 (b)(c)(d)	2,364,075	2,361,924
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1025% 1/27/29 (b)(c)(d)	2,905,397	2,863,646
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7535% 7/4/28 (b)(c)(d)	366,230	366,479
Golden Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9392% 5/26/30 (b)(c)(d)	565,000	563,588
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8.18% 10/20/24 (b)(c)(d)	216,404	216,066
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4368% 10/31/29 (b)(c)(d)	420,550	418,552
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4368% 3/16/27 (b)(c)(d)	196,000	195,102
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5379% 4/26/28 (b)(c)(d)	324,225	320,273
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.717% 5/29/26 (b)(c)(d)	138,389	138,414
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2476% 4/14/29 (b)(c)(d)	643,500	641,788
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.4206% 4/4/29 (b)(c)(d)	635,200	626,784
Stars Group Holdings BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.7535% 7/21/26 (b)(c)(d)	466,312	465,906
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.45% 2/7/27 (b)(c)(d)	967,219	963,321
TOTAL GAMING		10,141,843
Healthcare - 5.1%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6419% 2/15/29 (b)(c)(d)	336,600	272,141
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 8/24/28 (b)(c)(d)	251,280	250,400
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4525% 11/6/27 (b)(c)(d)	351,018	350,628
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.3964% 2/12/28 (b)(c)(d)	184,075	179,979
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.217% 1/8/27 (b)(c)(d)	403,096	395,034
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.0103% 8/1/27 (b)(c)(d)	874,520	857,851
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 11/1/28 (b)(c)(d)	261,688	260,269
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2419% 3/31/29 (b)(c)(d)	382,016	379,789
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.3419% 10/1/27 (b)(c)(d)	1,782,207	1,753,246
HAH Group Holding Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.21% 10/29/27 (b)(c)(d)	139,785	136,115
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9537% 3/15/28 (b)(c)(d)	420,916	419,489
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8919% 1/6/29 (b)(c)(d)	281,438	278,007
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.467% 5/4/28 (b)(c)(d)	754,873	753,930
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 5/5/28 (b)(c)(d)	1,011,839	1,010,209
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0279% 10/19/27 (b)(c)(d)	359,662	359,213
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 8/31/26 (b)(c)(d)	274,547	254,079
2LN, term loan 1 month U.S. LIBOR + 8.250% 13.467% 8/30/27 (b)(c)(d)	180,000	146,700
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 10/23/28 (b)(c)(d)	691,015	682,591
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8.25% 6/2/28 (b)(c)(d)	742,454	741,296
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0035% 11/30/27 (b)(c)(d)	224,825	221,277
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.943% 3/31/27 (b)(c)(d)	711,849	626,427
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.4525% 4/20/29 (b)(c)(d)	252,450	250,241
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 11/15/28 (b)(c)(d)	960,300	951,657
Pluto Acquisition I, Inc. term loan 6 month U.S. LIBOR + 4.000% 9.4757% 6/20/26 (b)(c)(d)	343,147	279,236
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (b)(c)(d)	308,680	308,504
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8963% 8/31/26 (b)(c)(d)	387,621	386,873
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4204% 10/1/28 (b)(c)(d)	272,532	255,498
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.4525% 12/15/27 (b)(c)(d)	338,532	329,223
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 11/20/26 (b)(c)(d)	111,357	98,829
TOTAL HEALTHCARE		13,188,731
Homebuilders/Real Estate - 0.8%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(d)(e)	558,469	530,546
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 7.967% 8/21/25 (b)(c)(d)	341,303	337,890
CME Term SOFR 1 Month Index + 3.250% 8.4525% 1/24/30 (b)(c)(d)	430,504	416,513
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2025% 1/27/29 (b)(c)(d)	264,204	262,498
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2025% 9/1/27 (b)(c)(d)	442,634	441,664
TOTAL HOMEBUILDERS/REAL ESTATE		1,989,111
Hotels - 2.1%
ASP LS Acquisition Corp. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 9.693% 5/7/28 (b)(c)(d)	393,000	322,260
Carnival Finance LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 8.467% 10/18/28 (b)(c)(d)	1,002,696	992,669
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4525% 11/30/29 (b)(c)(d)	623,842	624,622
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 8/2/28 (b)(c)(d)	1,655,455	1,649,247
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.943% 8/31/25 (b)(c)(d)	635,145	632,922
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 13.79% 6/23/26 (b)(c)(d)	176,400	148,838
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3406% 1/5/29 (b)(c)(d)	278,600	277,583
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 8.750% 13.4525% 2/28/25 (b)(c)(d)	456,752	447,905
U.S. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 13.3646% 5/29/26 (b)(c)(d)(e)	471,240	292,169
Wyndham Hotels & Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4525% 5/25/30 (b)(c)(d)	142,668	142,591
TOTAL HOTELS		5,530,806
Insurance - 4.9%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.693% 2/15/27 (b)(c)(d)	1,646,514	1,595,357
1 month U.S. LIBOR + 4.250% 9.443% 2/15/27 (b)(c)(d)	513,452	502,115
CME Term SOFR 1 Month Index + 5.750% 10.8227% 2/15/27 (b)(c)(d)	733,800	735,635
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6504% 11/12/27 (b)(c)(d)	491,250	487,914
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.647% 11/6/27 (b)(c)(d)	403,908	401,048
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 7.443% 2/19/28 (b)(c)(d)	537,457	532,018
CME Term SOFR 1 Month Index + 2.750% 7.9525% 2/19/28 (b)(c)(d)	169,150	168,551
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2025% 2/28/28 (b)(c)(d)	270,000	262,070
AssuredPartners, Inc.:
1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6025% 2/13/27 (b)(c)(d)	256,750	254,183
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.717% 2/13/27 (b)(c)(d)	14,700	14,541
1 month U.S. LIBOR + 3.500% 8.717% 2/13/27 (b)(c)(d)	361,875	358,557
Asurion LLC:
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4525% 8/19/28 (b)(c)(d)	139,650	132,581
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.5053% 1/31/28 (b)(c)(d)	835,000	708,189
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.467% 1/20/29 (b)(c)(d)	1,390,000	1,162,388
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7879% 12/23/26 (b)(c)(d)	1,474,509	1,417,741
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7879% 7/31/27 (b)(c)(d)	562,553	531,303
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.0722% 11/10/29 (b)(c)(d)	209,475	209,152
CME Term SOFR 1 Month Index + 4.250% 6/8/30 (c)(d)(f)	1,836,517	1,839,841
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.7879% 12/2/26 (b)(c)(d)	459,495	458,847
CME Term SOFR 1 Month Index + 3.750% 8.9919% 11/22/29 (b)(c)(d)	901,463	899,209
TOTAL INSURANCE		12,671,240
Leisure - 2.3%
Alterra Mountain Co. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.693% 8/17/28 (b)(c)(d)	126,128	125,655
CME Term SOFR 1 Month Index + 3.750% 9.0034% 5/9/30 (b)(c)(d)	390,000	389,025
Arcis Golf LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 11/24/28 (b)(c)(d)	247,374	247,683
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 11/24/28 (c)(d)(f)	62,000	62,078
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2727% 7/21/28 (b)(c)(d)	793,629	777,756
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.2879% 9/18/24 (b)(c)(d)	189,497	181,375
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 15.1943% 9/9/23 (b)(c)(d)	285,112	287,667
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (b)(c)(d)	514,179	153,889
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1025% 1/15/30 (b)(c)(d)	765,000	764,618
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.731% 9/8/24 (b)(c)(d)	115,000	85,770
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.73% 3/8/24 (b)(c)(d)	594,601	550,678
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 8/27/28 (b)(c)(d)	142,463	142,581
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.8681% 12/14/26 (b)(c)(d)(e)	296,563	275,803
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.25% 8/25/28 (b)(c)(d)	221,063	220,165
SP PF Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.717% 12/21/25 (b)(c)(d)	220,730	158,926
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 3/9/30 (b)(c)(d)	668,325	667,209
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 9.217% 12/30/26 (b)(c)(d)	820,067	607,670
2LN, term loan 3 month U.S. LIBOR + 8.500% 13.6139% 12/30/27 (b)(c)(d)	100,000	70,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 12.717% 12/30/26 (b)(c)(d)	82,663	61,584
TOTAL LEISURE		5,830,132
Metals/Mining - 0.1%
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9525% 3/23/30 (b)(c)(d)	271,932	269,552
Paper - 0.7%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2879% 2/4/28 (b)(c)(d)	164,235	153,149
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.3775% 4/13/29 (b)(c)(d)	1,623,600	1,595,723
TOTAL PAPER		1,748,872
Publishing/Printing - 0.5%
Harland Clarke Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.2535% 6/16/26 (b)(c)(d)	171,276	149,928
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.500% 13.925% 3/13/25 (b)(c)(d)	204,225	203,970
3 month U.S. LIBOR + 3.250% 8.55% 3/13/25 (b)(c)(d)	257,423	256,859
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 1/28/29 (b)(c)(d)	385,125	381,274
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 7/8/28 (b)(c)(d)	201,925	191,526
TOTAL PUBLISHING/PRINTING		1,183,557
Railroad - 0.7%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9317% 4/6/28 (b)(c)(d)	348,788	337,103
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 11/23/28 (b)(c)(d)	495,746	479,426
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3419% 12/30/26 (b)(c)(d)	462,061	461,340
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5035% 7/26/28 (b)(c)(d)	553,829	524,986
TOTAL RAILROAD		1,802,855
Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.943% 11/19/26 (b)(c)(d)	482,500	478,679
Dave & Buster's, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 6/29/29 (c)(d)(f)	135,000	134,325
CME Term SOFR 1 Month Index + 5.000% 10.3125% 6/29/29 (b)(c)(d)	248,125	247,971
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 11/22/28 (b)(c)(d)	128,050	126,321
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0035% 10/20/28 (b)(c)(d)	264,358	258,659
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 11.443% 3/1/26 (b)(c)(d)	359,063	341,468
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 4/1/29 (b)(c)(d)	506,156	492,657
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 8/3/28 (b)(c)(d)	873,572	867,291
TOTAL RESTAURANTS		2,947,371
Services - 10.2%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2025% 12/20/29 (b)(c)(d)	180,000	166,500
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 12/21/28 (b)(c)(d)	1,008,066	1,002,269
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2025% 12/21/28 (b)(c)(d)	1,039,259	1,035,102
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (c)(d)(g)	340,741	339,378
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 9/7/28 (b)(c)(d)	157,600	157,009
All-Star Bidco AB:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.900% 8.95% 11/16/28 (b)(c)(d)	133,313	132,646
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.55% 11/16/28 (b)(c)(d)	427,048	420,378
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 8.9525% 5/14/28 (b)(c)(d)	733,600	712,003
CME Term SOFR 1 Month Index + 4.750% 9.8805% 5/14/28 (b)(c)(d)	210,000	204,838
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.46% 7/9/28 (b)(c)(d)	546,286	545,515
ARAMARK Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9138% 6/13/30 (b)(c)(d)	121,550	121,398
Aramark Services, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.9138% 4/6/28 (b)(c)(d)	90,000	89,775
Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.967% 1/15/27 (b)(c)(d)	116,563	115,215
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6075% 6/30/28 (b)(c)(d)	157,200	155,235
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.9525% 12/10/29 (b)(c)(d)	85,000	71,896
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 12/10/28 (b)(c)(d)	1,056,645	991,102
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.2025% 8/19/28 (b)(c)(d)	1,458,402	1,378,642
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 3/16/29 (b)(c)(d)	202,438	202,606
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.42% 6/21/24 (b)(c)(d)	1,256,683	1,239,140
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.693% 2/7/26 (b)(c)(d)	680,087	667,764
CME Term SOFR 1 Month Index + 3.750% 8.967% 12/30/28 (b)(c)(d)	329,975	321,808
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.443% 9/30/28 (b)(c)(d)	156,928	156,026
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.9435% 5/3/29 (b)(c)(d)(e)	371,250	359,184
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.75% 6/2/28 (b)(c)(d)	1,039,784	937,365
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.87% 8/16/28 (b)(c)(d)	207,375	204,719
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.93% 7/19/28 (b)(c)(d)	540,375	434,035
Ensemble RCM LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8954% 8/1/26 (b)(c)(d)	532,492	531,826
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4537% 10/19/28 (b)(c)(d)	322,154	321,751
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 10/21/28 (b)(c)(d)	260,363	259,154
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (b)(c)(d)	340,000	306,469
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.231% 6/13/24 (b)(c)(d)	1,088,541	1,044,433
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 3/3/28 (b)(c)(d)	252,513	248,488
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 9.9703% 3/10/26 (b)(c)(d)	600,004	549,003
CME Term SOFR 3 Month Index + 4.750% 10.0929% 3/10/26 (b)(c)(d)	195,000	179,888
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8525% 4/29/29 (b)(c)(d)	406,925	381,492
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 10.5254% 7/30/26 (b)(c)(d)	262,878	262,933
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.193% 12/1/27 (b)(c)(d)	402,355	400,918
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8525% 3/5/28 (b)(c)(d)	200,405	185,375
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0919% 3/26/28 (b)(c)(d)	786,000	769,439
KNS Acquisitions, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 6.250% 11.467% 4/21/27 (b)(c)(d)	350,694	284,648
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2419% 6/12/30 (b)(c)(d)	1,165,000	1,151,894
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 9.217% 1/23/27 (b)(c)(d)	455,900	447,922
CME Term SOFR 1 Month Index + 4.000% 9.147% 2/15/29 (b)(c)(d)	638,550	622,586
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 13.967% 1/31/28 (b)(c)(d)	290,000	261,725
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (b)(c)(d)	1,475,000	1,295,050
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.3384% 8/14/26 (b)(c)(d)	230,000	218,597
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2025% 8/4/28 (b)(c)(d)	635,375	633,787
PowerTeam Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8419% 3/6/25 (b)(c)(d)	348,182	303,615
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.717% 12/10/26 (b)(c)(d)	362,208	361,303
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 2/24/28 (b)(c)(d)	164,588	163,430
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.95% 8/27/28 (b)(c)(d)	169,569	165,470
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (b)(c)(d)	1,790,533	1,528,346
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.1419% 8/29/25 (b)(c)(d)	278,824	259,585
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.02% 3/3/30 (b)(c)(d)	577,100	576,638
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5867% 1/21/29 (b)(c)(d)	91,455	83,282
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4525% 11/3/29 (b)(c)(d)	219,650	219,870
TOTAL SERVICES		26,180,465
Specialty Retailing - 0.1%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.4271% 6/30/27 (b)(c)(d)	312,211	270,063
Steel - 0.1%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.197% 1/24/27 (b)(c)(d)	383,100	379,909
Super Retail - 3.9%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.943% 11/6/27 (b)(c)(d)	350,351	350,789
At Home Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4266% 7/24/28 (b)(c)(d)	429,193	269,451
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.943% 3/5/28 (b)(c)(d)	6,876,263	6,816,081
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8907% 2/3/27 (b)(c)(d)	245,000	245,034
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.1463% 4/1/28 (b)(c)(d)	535,439	423,334
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 3/8/30 (b)(c)(d)	189,525	189,999
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.967% 10/19/27 (b)(c)(d)	258,922	255,074
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9525% 12/18/27 (b)(c)(d)	303,174	290,574
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.7535% 4/15/28 (b)(c)(d)	534,268	471,893
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1025% 3/3/30 (b)(c)(d)	375,024	371,607
RH Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4525% 10/20/28 (b)(c)(d)	496,250	478,261
TOTAL SUPER RETAIL		10,162,097
Technology - 15.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 10.2611% 3/10/27 (b)(c)(d)	213,946	209,667
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 2/16/28 (b)(c)(d)	270,573	266,804
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8964% 7/30/28 (b)(c)(d)	532,589	522,204
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.5587% 10/8/27 (b)(c)(d)	199,970	199,220
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 8/10/25 (b)(c)(d)	952,500	727,739
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7419% 9/19/26 (b)(c)(d)	503,738	504,211
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4525% 4/23/26 (b)(c)(d)	373,498	365,935
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5892% 2/15/29 (b)(c)(d)	1,673,059	1,608,228
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (c)(d)(g)	205,531	197,567
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4525% 5/13/29 (b)(c)(d)	372,475	372,360
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.25% 11/24/26 (b)(c)(d)	438,921	273,592
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 10/31/26 (b)(c)(d)	618,328	617,042
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 8.217% 10/31/26 (b)(c)(d)	630,152	628,892
Central Parent, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 7/6/29 (b)(c)(d)	645,266	643,034
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.9757% 4/30/25 (b)(c)(d)	412,859	412,343
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8419% 3/30/29 (b)(c)(d)	917,700	856,902
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.967% 7/1/29 (b)(c)(d)	999,150	995,404
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 4/4/26 (b)(c)(d)	971,290	928,553
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.693% 9/30/28 (b)(c)(d)	679,650	660,538
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1979% 2/10/28 (b)(c)(d)	305,113	290,431
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2637% 10/16/26 (b)(c)(d)	938,633	928,956
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.2637% 2/19/29 (b)(c)(d)	595,000	542,444
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 11.967% 3/31/29 (b)(c)(d)	60,000	52,925
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 3/31/28 (b)(c)(d)	259,709	254,450
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.95% 7/6/29 (b)(c)(d)	762,078	762,558
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.9086% 10/6/29 (b)(c)(d)	248,438	246,159
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 7/31/27 (b)(c)(d)	580,687	572,778
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2025% 9/12/29 (b)(c)(d)	1,179,861	1,173,231
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 10.0035% 12/16/28 (b)(c)(d)	157,600	147,356
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.1537% 8/10/27 (b)(c)(d)	121,250	121,016
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1025% 11/9/29 (b)(c)(d)	464,617	465,244
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.5919% 8/19/28 (b)(c)(d)	486,156	480,891
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (b)(c)(d)	1,238,929	1,238,223
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 12/1/27 (b)(c)(d)	283,475	277,309
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0103% 3/1/29 (b)(c)(d)	693,702	662,194
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3525% 4/25/28 (b)(c)(d)	1,976,848	1,893,820
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.3525% 2/23/29 (b)(c)(d)	225,000	195,048
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9392% 8/17/29 (b)(c)(d)	699,713	699,713
NAVEX TopCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4525% 9/5/25 (b)(c)(d)	155,396	154,930
Open Text Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 1/31/30 (b)(c)(d)	1,021,283	1,025,542
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2025% 11/10/27 (b)(c)(d)	656,729	636,823
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9525% 2/1/28 (b)(c)(d)	1,851,212	1,815,188
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5379% 6/2/28 (b)(c)(d)	1,618,084	1,485,935
Project Boost Purchaser LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 5/30/26 (b)(c)(d)	417,325	411,641
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.467% 8/31/28 (b)(c)(d)	846,021	826,985
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.9957% 2/15/28 (b)(c)(d)	767,348	347,624
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 4/22/28 (b)(c)(d)	853,866	834,441
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9525% 9/30/28 (b)(c)(d)	284,653	239,109
Renaissance Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9919% 4/7/30 (b)(c)(d)	815,000	803,794
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.193% 5/31/26 (b)(c)(d)	115,000	112,494
Roper Industrial Products Investment Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7419% 11/22/29 (b)(c)(d)	189,525	188,577
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 10/7/27 (b)(c)(d)	565,576	558,863
Sovos Compliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.717% 8/11/28 (b)(c)(d)	218,043	209,945
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.967% 4/16/25 (b)(c)(d)	208,393	208,152
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 6.967% 4/16/25 (b)(c)(d)	186,121	185,905
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.967% 4/16/25 (b)(c)(d)	813,869	812,713
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.967% 1/31/27 (b)(c)(d)	180,416	179,909
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.1025% 8/31/28 (b)(c)(d)	888,277	888,277
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8858% 5/30/30 (b)(c)(d)	279,427	278,728
UKG, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.8954% 5/4/26 (b)(c)(d)	789,250	777,711
Ultimate Software Group, Inc.:
1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (b)(c)(d)	1,399,112	1,371,563
CME Term SOFR 1 Month Index + 4.500% 9.8767% 5/4/26 (b)(c)(d)	240,000	239,201
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.2706% 5/3/27 (b)(c)(d)	600,000	580,284
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.217% 9/1/25 (b)(c)(d)	557,474	453,382
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.217% 8/27/25 (b)(c)(d)	520,497	519,737
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1892% 1/13/29 (b)(c)(d)	361,350	359,431
Virgin Pulse, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.250% 12.5179% 4/6/29 (b)(c)(d)	115,000	94,372
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.967% 4/6/28 (b)(c)(d)	273,438	257,972
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.467% 3/27/28 (b)(c)(d)	444,245	444,245
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5242% 2/28/27 (b)(c)(d)	251,550	247,777
Weber-Stephen Products LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.467% 10/30/27 (b)(c)(d)	203,725	178,404
CME Term SOFR 1 Month Index + 4.250% 9.4525% 10/30/27 (b)(c)(d)	118,500	104,182
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 9/30/26 (b)(c)(d)	535,815	535,006
TOTAL TECHNOLOGY		40,363,823
Telecommunications - 4.8%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.9863% 10/31/27 (b)(c)(d)	471,614	455,108
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4863% 8/15/28 (b)(c)(d)	1,700,000	1,507,339
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 10.0379% 11/1/24 (b)(c)(d)	475,707	423,246
3 month U.S. LIBOR + 8.250% 13.981% 11/1/25 (b)(c)(d)	685,000	529,163
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4433% 11/30/27 (b)(c)(d)	126,173	121,245
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5906% 1/18/30 (b)(c)(d)	134,663	134,663
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7% 12/12/26 (b)(c)(d)	241,875	241,498
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.717% 10/2/27 (b)(c)(d)	318,651	280,528
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5247% 4/27/27 (b)(c)(d)	355,000	354,780
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2747% 4/27/27 (b)(c)(d)	140,240	139,948
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9% 5/1/28 (b)(c)(d)	1,126,640	1,088,459
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.3419% 6/30/28 (b)(c)(d)	94,837	52,793
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2025% 12/30/27 (b)(c)(d)	120,220	99,782
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.4435% 2/1/29 (b)(c)(d)	2,595,151	2,582,175
Level 3 Financing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.967% 3/1/27 (b)(c)(d)	246,166	228,782
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9416% 4/30/27 (b)(c)(d)	631,412	616,814
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.7887% 8/1/29 (b)(c)(d)	518,840	438,851
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 9/25/26 (b)(c)(d)	924,466	768,851
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 6.95% 4/11/25 (b)(c)(d)	450,132	449,929
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.4525% 9/21/27 (b)(c)(d)	487,583	453,760
Zayo Group Holdings, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.000% 8.217% 3/9/27 (b)(c)(d)	1,260,347	986,436
CME Term SOFR 1 Month Index + 4.250% 9.3525% 3/9/27 (b)(c)(d)	582,625	459,755
TOTAL TELECOMMUNICATIONS		12,413,905
Textiles/Apparel - 0.6%
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.86% 2/17/29 (b)(c)(d)	730,520	731,601
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0181% 7/7/28 (b)(c)(d)	231,035	117,442
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 4/16/28 (b)(c)(d)	402,726	387,185
Victoria's Secret & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.5052% 8/2/28 (b)(c)(d)	196,301	193,356
TOTAL TEXTILES/APPAREL		1,429,584
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. 2LN, term loan 6 month U.S. LIBOR + 7.500% 12.693% 5/7/29 (b)(c)(d)	230,000	161,000
Utilities - 1.9%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 8/1/25 (b)(c)(d)	163,763	163,722
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.943% 8/1/25 (b)(c)(d)	1,405,712	1,401,804
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.0254% 12/15/27 (b)(c)(d)	160,940	159,754
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.5035% 2/15/24 (b)(c)(d)	216,083	183,850
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3919% 1/3/29 (b)(c)(d)	329,136	239,446
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 6/23/28 (b)(c)(d)	324,225	317,254
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 6/23/25 (b)(c)(d)	606,250	604,844
Pike Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 1/21/28 (b)(c)(d)	239,726	238,482
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.943% 3/2/27 (b)(c)(d)	837,495	833,568
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.93% 12/31/25 (b)(c)(d)	637,699	635,945
TOTAL UTILITIES		4,778,669
TOTAL BANK LOAN OBLIGATIONS (Cost $232,812,966)		224,065,803

Nonconvertible Bonds - 4.0%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (h)	500,000	497,556
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	105,000	104,022
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	58,333	57,061
TOTAL AIR TRANSPORTATION		161,083
Automotive & Auto Parts - 0.7%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (h)	175,000	174,388
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(h)	1,535,000	1,487,961
TOTAL AUTOMOTIVE & AUTO PARTS		1,662,349
Broadcasting - 0.2%
DISH Network Corp. 11.75% 11/15/27 (h)	415,000	405,003
Univision Communications, Inc. 6.625% 6/1/27 (h)	105,000	101,488
TOTAL BROADCASTING		506,491
Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (h)	170,000	154,885
5.375% 6/1/29 (h)	330,000	298,351
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 6.9491% 2/1/24 (b)(c)	250,000	251,060
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (h)	189,000	150,683
TOTAL CABLE/SATELLITE TV		854,979
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (h)	35,000	35,709
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	5,000	4,575
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (h)	200,000	195,060
TOTAL CHEMICALS		199,635
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	260,000	242,162
Energy - 0.2%
Citgo Petroleum Corp.:
6.375% 6/15/26 (h)	45,000	43,313
7% 6/15/25 (h)	130,000	127,563
New Fortress Energy, Inc.:
6.5% 9/30/26 (h)	430,000	384,719
6.75% 9/15/25 (h)	45,000	42,212
TOTAL ENERGY		597,807
Gaming - 0.5%
Affinity Gaming LLC 6.875% 12/15/27 (h)	150,000	132,000
Caesars Entertainment, Inc. 7% 2/15/30 (h)	160,000	160,678
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	795,000	697,613
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	145,000	145,619
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	30,000	28,665
4.25% 12/1/26 (h)	45,000	42,097
4.625% 12/1/29 (h)	25,000	22,697
TOTAL GAMING		1,229,369
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	335,000	281,842
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (h)	400,000	396,825
TOTAL HOMEBUILDERS/REAL ESTATE		678,667
Insurance - 0.1%
Alliant Holdings Intermediate LLC 6.75% 4/15/28 (h)	355,000	352,067
Leisure - 0.2%
Carnival Corp. 7.625% 3/1/26 (h)	95,000	93,043
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (h)	160,000	167,992
11.625% 8/15/27 (h)	105,000	114,193
TOTAL LEISURE		375,228
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	80,000	68,727
Restaurants - 0.0%
CEC Entertainment LLC 6.75% 5/1/26 (h)	95,000	90,635
Services - 0.3%
Aramark Services, Inc. 6.375% 5/1/25 (h)	60,000	59,945
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	115,000	111,345
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (h)	145,000	133,112
PowerTeam Services LLC 9.033% 12/4/25 (h)	390,000	341,250
TOTAL SERVICES		645,652
Super Retail - 0.1%
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	121,406
8.5% 10/30/25 (h)	250,000	242,567
TOTAL SUPER RETAIL		363,973
Technology - 0.1%
Cloud Software Group, Inc. 9% 9/30/29 (h)	190,000	165,953
CommScope, Inc. 6% 3/1/26 (h)	125,000	116,497
TOTAL TECHNOLOGY		282,450
Telecommunications - 0.5%
Altice Financing SA 5.75% 8/15/29 (h)	225,000	174,312
Altice France SA:
5.125% 1/15/29 (h)	170,000	121,183
5.125% 7/15/29 (h)	155,000	110,030
5.5% 1/15/28 (h)	95,000	71,751
Frontier Communications Holdings LLC 5% 5/1/28 (h)	100,000	86,281
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	465,000	423,316
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (h)	170,000	159,287
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (h)	15,000	13,248
Windstream Escrow LLC 7.75% 8/15/28 (h)	250,000	207,476
TOTAL TELECOMMUNICATIONS		1,366,884
Textiles/Apparel - 0.0%
Victoria's Secret & Co. 4.625% 7/15/29 (h)	80,000	58,471
TOTAL NONCONVERTIBLE BONDS (Cost $10,770,881)		10,269,894

Common Stocks - 1.1%
	Shares	Value ($)
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(i)	5,338	55,675
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	1,797	521
TOTAL CAPITAL GOODS		56,196
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i)	1,374	124,278
Carnelian Point Holdings LP warrants (e)(i)	329	961
Lime Tree Bay Ltd. (e)(i)	38	1,500
TOTAL DIVERSIFIED FINANCIAL SERVICES		126,739
Energy - 0.9%
California Resources Corp. (j)	19,196	869,387
California Resources Corp. warrants 10/27/24 (i)	885	10,496
Chesapeake Energy Corp.	11,625	972,780
Chesapeake Energy Corp. (i)(k)	103	8,619
Denbury, Inc. (i)	5,885	507,640
TOTAL ENERGY		2,368,922
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	22,063	0
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(i)	15,069	264,160
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	347	0
Telecommunications - 0.0%
GTT Communications, Inc. (e)	2,417	29,851
TOTAL COMMON STOCKS (Cost $1,216,108)		2,845,868

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
Diversified Financial Services - 0.2%
ACNR Holdings, Inc. (e)(i) (Cost $98,250)	786	425,776

Preferred Securities - 0.7%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.4%
Bank of America Corp.:
6.25% (b)(l)	360,000	362,654
8.631% (b)(c)(l)	45,000	45,322
JPMorgan Chase & Co.:
6% (b)(l)	155,000	158,965
6.1% (b)(l)	179,000	181,303
6.75% (b)(l)	201,000	207,144
TOTAL BANKS & THRIFTS		955,388
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.3487% (b)(c)(l)	945,000	859,671
TOTAL PREFERRED SECURITIES (Cost $1,813,585)		1,815,059

Other - 0.7%
	Shares	Value ($)
Other - 0.7%
Fidelity Private Credit Central Fund LLC (k)(m) (Cost $1,802,387)	181,233	1,812,329

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (n)	14,357,015	14,359,887
Fidelity Securities Lending Cash Central Fund 5.14% (n)(o)	892,836	892,925
TOTAL MONEY MARKET FUNDS (Cost $15,252,812)		15,252,812

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $263,766,989)	256,487,541
NET OTHER ASSETS (LIABILITIES) - 0.3%	648,522
NET ASSETS - 100.0%	257,136,063

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $448,741 and $439,804, respectively.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,736,992 or 3.8% of net assets.

(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,820,948 or 0.7% of net assets.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	975

Fidelity Private Credit Central Fund LLC	6/06/22	1,802,387

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	13,650,593	45,018,808	44,309,514	372,493	-	-	14,359,887	0.0%
Fidelity Private Credit Central Fund LLC	1,344,405	450,131	-	94,122	2,345	15,448	1,812,329	0.3%
Fidelity Securities Lending Cash Central Fund 5.14%	-	3,570,082	2,677,157	27	-	-	892,925	0.0%
Total	14,994,998	49,039,021	46,986,671	466,642	2,345	15,448	17,065,141

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	-	-	-	-
Consumer Discretionary	264,160	-	-	264,160
Energy	2,368,922	2,368,922	-	-
Financials	552,515	-	-	552,515
Industrials	56,196	-	-	56,196
Information Technology	29,851	-	-	29,851

Bank Loan Obligations	224,065,803	-	221,115,142	2,950,661

Corporate Bonds	10,269,894	-	10,269,894	-

Preferred Securities	1,815,059	-	1,815,059	-

Other	1,812,329	-	1,812,329	-

Money Market Funds	15,252,812	15,252,812	-	-
Total Investments in Securities:	256,487,541	17,621,734	235,012,424	3,853,383

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$4,120,090
Net Realized Gain (Loss) on Investment Securities	1,663
Net Unrealized Gain (Loss) on Investment Securities	(150,759)
Cost of Purchases	1,381,937
Proceeds of Sales	(560,888)
Amortization/Accretion	11,675
Transfers into Level 3	605,507
Transfers out of Level 3	(2,458,564)
Ending Balance	$2,950,661
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2023	$(159,261)
Other Investments in Securities
Beginning Balance	$950,906
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(55,775)
Cost of Purchases	7,591
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$902,722
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2023	$(55,775)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $865,039) - See accompanying schedule:
Unaffiliated issuers (cost $246,711,790)	$239,422,400
Fidelity Central Funds (cost $17,055,199)	17,065,141

Total Investment in Securities (cost $263,766,989)		$256,487,541
Cash		452,010
Receivable for investments sold		2,739,873
Receivable for fund shares sold		358,282
Dividends receivable		123
Interest receivable		2,253,630
Distributions receivable from Fidelity Central Funds		45,368
Total assets		262,336,827
Liabilities
Payable for investments purchased	$4,107,825
Payable for fund shares redeemed	3,560
Accrued management fee	114,747
Other affiliated payables	31,067
Other payables and accrued expenses	50,640
Collateral on securities loaned	892,925
Total Liabilities		5,200,764
Commitments and contingent liabilities (see Commitments note)
Net Assets		$257,136,063
Net Assets consist of:
Paid in capital		$272,406,935
Total accumulated earnings (loss)		(15,270,872)
Net Assets		$257,136,063

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($14,945,474 ÷ 1,509,196 shares)		$9.90
Investor Class :
Net Asset Value , offering price and redemption price per share ($242,190,589 ÷ 24,472,508 shares)		$9.90

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$68,437
Interest		10,762,226
Income from Fidelity Central Funds (including $27 from security lending)		466,642
Total Income		11,297,305
Expenses
Management fee	$701,155
Transfer agent fees	128,146
Accounting fees	60,434
Custodian fees and expenses	34,070
Independent trustees' fees and expenses	831
Audit	37,442
Legal	1,803
Miscellaneous	544
Total expenses before reductions	964,425
Expense reductions	(9,631)
Total expenses after reductions		954,794
Net Investment income (loss)		10,342,511
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(984,662)
Affiliated issuers	2,345
Total net realized gain (loss)		(982,317)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,734,771
Fidelity Central Funds	15,448
Total change in net unrealized appreciation (depreciation)		5,750,219
Net gain (loss)		4,767,902
Net increase (decrease) in net assets resulting from operations		$15,110,413

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,342,511	$12,584,563
Net realized gain (loss)	(982,317)	(1,096,547)
Change in net unrealized appreciation (depreciation)	5,750,219	(13,697,792)
Net increase (decrease) in net assets resulting from operations	15,110,413	(2,209,776)
Distributions to shareholders	(2,886,479)	(10,589,026)

Share transactions - net increase (decrease)	(1,653,322)	15,559,097
Total increase (decrease) in net assets	10,570,612	2,760,295

Net Assets
Beginning of period	246,565,451	243,805,156
End of period	$257,136,063	$246,565,451

VIP Floating Rate High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$9.90	$9.66	$9.85	$9.55	$9.93
Income from Investment Operations
Net investment income (loss) A,B	.391	.477	.323	.376	.505	.438
Net realized and unrealized gain (loss)	.189	(.529)	.177	(.104)	.325	(.452)
Total from investment operations	.580	(.052)	.500	.272	.830	(.014)
Distributions from net investment income	(.110)	(.418)	(.260)	(.462)	(.530)	(.366)
Total distributions	(.110)	(.418)	(.260)	(.462)	(.530)	(.366)
Net asset value, end of period	$9.90	$9.43	$9.90	$9.66	$9.85	$9.55
Total Return C,D,E	6.19%	(.52)%	5.21%	2.82%	8.79%	(.16)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.72%	.72%	.73%	.71%	.71%
Expenses net of fee waivers, if any	.72% H	.72%	.72%	.73%	.71%	.71%
Expenses net of all reductions	.72% H	.72%	.72%	.73%	.70%	.71%
Net investment income (loss)	8.18% H	4.93%	3.26%	3.95%	5.06%	4.37%
Supplemental Data
Net assets, end of period (000 omitted)	$14,945	$12,480	$9,840	$7,689	$12,292	$12,905
Portfolio turnover rate I	39% H	26%	37%	40%	29%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

VIP Floating Rate High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$9.89	$9.66	$9.85	$9.54	$9.93
Income from Investment Operations
Net investment income (loss) A,B	.390	.474	.319	.373	.502	.434
Net realized and unrealized gain (loss)	.189	(.520)	.169	(.105)	.335	(.461)
Total from investment operations	.579	(.046)	.488	.268	.837	(.027)
Distributions from net investment income	(.109)	(.414)	(.258)	(.458)	(.527)	(.363)
Total distributions	(.109)	(.414)	(.258)	(.458)	(.527)	(.363)
Net asset value, end of period	$9.90	$9.43	$9.89	$9.66	$9.85	$9.54
Total Return C,D,E	6.18%	(.46)%	5.08%	2.78%	8.88%	(.30)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.75%	.76%	.76%	.74%	.74%
Expenses net of fee waivers, if any	.76% H	.75%	.76%	.76%	.74%	.74%
Expenses net of all reductions	.75% H	.75%	.76%	.76%	.74%	.74%
Net investment income (loss)	8.15% H	4.90%	3.23%	3.91%	5.03%	4.33%
Supplemental Data
Net assets, end of period (000 omitted)	$242,191	$234,086	$233,965	$160,929	$253,710	$253,242
Portfolio turnover rate I	39% H	26%	37%	40%	29%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Central Fund LLC.
The Fund invests in Fidelity Private Credit Central Fund LLC (formerly Fidelity Direct Lending Fund, LP), which is a limited liability company available only to certain investment companies managed by the investment adviser and its affiliates. On June 1, 2023, Fidelity Private Credit Central Fund elected to be regulated as a business development company (BDC). Fidelity Private Credit Central Fund LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Central Fund LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Central Fund LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Central Fund LLC and thus a decline in the value of the Fund. Fidelity Private Credit Central Fund LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Central Fund LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Central Fund LLC. Fidelity Private Credit Central Fund LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Central Fund LLC. The annualized expense ratio for Fidelity Private Credit Central Fund LLC for the sixth month period ended June 30, 2023 was 8.51%.

4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker   and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$902,722	Market comparable	Enterprise value/EBITDA multiple(EV/EBITDA)	1.9 - 8.5 / 3.8	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Parity price	$12.35	Increase
		Black scholes	Discount rate	4.6% - 5.1% / 5.0%	Increase
			Volatility	20.0% - 42.5% / 25.8%	Increase
			Term	1.5 - 2.3 / 1.7	Increase
Bank Loan Obligations	$2,950,661	Market approach	Transaction price	$95.00 - $99.50 / $96.11	Increase
		Discounted cash flow	Discount rate	10.5% - 11.8% / 11.0%	Decrease
			Yield	14.4%	Decrease
		Indicative market price	Evaluated bid	$62.00 - $99.75 / $90.45	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   market discount, partnerships, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,798,261
Gross unrealized depreciation	(10,389,879)
Net unrealized appreciation (depreciation)	$(6,591,618)
Tax cost	$263,079,159

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,589,397)
Long-term	(14,295,824)
Total capital loss carryforward	$(17,885,221)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
VIP Floating Rate High Income Portfolio	Fidelity Private Credit Central Fund LLC	$455,985

LIBOR Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Floating Rate High Income Portfolio	51,422,756	46,999,327

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Initial Class	$4,907.07
Investor Class	123,239.10
	$128,146

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Floating Rate High Income Portfolio	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Floating Rate High Income Portfolio	$250

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Floating Rate High Income Portfolio	$3	$-	$-

9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Central Fund LLC until April 30, 2024. During the period, this waiver reduced the Fund's management fee by $589.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,349.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,693.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Floating Rate High Income Portfolio
Distributions to shareholders
Initial Class	$148,381	$532,009
Investor Class	2,738,098	10,057,017
Total	$2,886,479	$10,589,026

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Floating Rate High Income Portfolio
Initial Class
Shares sold	715,233	919,892	$6,903,739	$8,982,533
Reinvestment of distributions	15,456	56,333	148,381	532,009
Shares redeemed	(544,279)	(647,612)	(5,269,015)	(6,279,623)
Net increase (decrease)	186,410	328,613	$1,783,105	$3,234,919
Investor Class
Shares sold	2,439,994	6,591,415	$23,513,631	$64,685,388
Reinvestment of distributions	285,427	1,064,107	2,737,242	10,053,763
Shares redeemed	(3,081,660)	(6,482,331)	(29,687,300)	(62,414,973)
Net increase (decrease)	(356,239)	1,173,191	$(3,436,427)	$12,324,178

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Floating Rate High Income Portfolio	99%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Floating Rate High Income Portfolio
Initial Class	.72%
Actual		$ 1,000	$ 1,061.90	$ 3.68
Hypothetical- B		$ 1,000	$ 1,021.22	$ 3.61
Investor Class	.76%
Actual		$ 1,000	$ 1,061.80	$ 3.89
Hypothetical- B		$ 1,000	$ 1,021.03	$ 3.81

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Floating Rate High Income Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9859332.109
VIPFHI-SANN-0823
Fidelity® Variable Insurance Products:

VIP Stock Selector All Cap Portfolio

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.9
Apple, Inc.	5.8
Alphabet, Inc. Class A	3.5
Amazon.com, Inc.	3.1
Exxon Mobil Corp.	1.8
Meta Platforms, Inc. Class A	1.7
JPMorgan Chase & Co.	1.5
NVIDIA Corp.	1.5
Tesla, Inc.	1.4
UnitedHealth Group, Inc.	1.3
28.5

Market Sectors (% of Fund's net assets)

Information Technology	25.1
Health Care	13.1
Financials	12.4
Consumer Discretionary	10.3
Industrials	10.2
Communication Services	8.4
Consumer Staples	6.7
Energy	4.2
Real Estate	2.8
Materials	2.7
Utilities	2.5

Asset Allocation (% of Fund's net assets)

Futures - 0.5%

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	21,900	349,305
Liberty Global PLC Class C (a)	147,900	2,628,183
		2,977,488
Entertainment - 1.8%
Activision Blizzard, Inc.	88,300	7,443,690
Cinemark Holdings, Inc. (a)(b)	109,900	1,813,350
Electronic Arts, Inc.	75,700	9,818,290
Endeavor Group Holdings, Inc. (a)	31,400	751,088
Lions Gate Entertainment Corp.:
Class A (a)	20,900	184,547
Class B (a)	120,700	1,007,845
Marcus Corp. (b)	84,800	1,257,584
Netflix, Inc. (a)	65,100	28,675,899
Sea Ltd. ADR (a)	35,800	2,077,832
Take-Two Interactive Software, Inc. (a)	35,900	5,283,044
The Walt Disney Co. (a)	122,600	10,945,728
Warner Music Group Corp. Class A	46,300	1,207,967
World Wrestling Entertainment, Inc. Class A	51,823	5,621,241
		76,088,105
Interactive Media & Services - 5.4%
Alphabet, Inc. Class A (a)	1,233,700	147,673,890
Angi, Inc. (a)	284,200	937,860
IAC, Inc. (a)	3,400	213,520
Meta Platforms, Inc. Class A (a)	241,000	69,162,180
Pinterest, Inc. Class A (a)	114,900	3,141,366
Shutterstock, Inc.	2,000	97,340
Snap, Inc. Class A (a)	386,600	4,577,344
Zoominfo Technologies, Inc. (a)	29,600	751,544
		226,555,044
Media - 0.7%
Advantage Solutions, Inc. Class A (a)	99,588	233,036
Altice U.S.A., Inc. Class A (a)	172,900	522,158
Comcast Corp. Class A	371,600	15,439,980
DISH Network Corp. Class A (a)	18,000	118,620
Liberty Broadband Corp.:
Class A (a)	73,600	5,868,128
Class C (a)	60,400	4,838,644
S4 Capital PLC (a)	176,500	282,435
TechTarget, Inc. (a)	6,000	186,780
		27,489,781
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	115,700	16,070,730
TOTAL COMMUNICATION SERVICES		349,181,148
CONSUMER DISCRETIONARY - 10.3%
Automobile Components - 0.1%
Adient PLC (a)	70,550	2,703,476
Aptiv PLC (a)	33,800	3,450,642
		6,154,118
Automobiles - 1.4%
Ferrari NV	10,300	3,349,663
Tesla, Inc. (a)	221,663	58,024,724
		61,374,387
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	989,536	128,995,913
eBay, Inc.	191,739	8,568,816
Ollie's Bargain Outlet Holdings, Inc. (a)	59,200	3,429,456
		140,994,185
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	158,400	6,819,120
Booking Holdings, Inc. (a)	5,962	16,099,367
Caesars Entertainment, Inc. (a)	105,300	5,367,141
Churchill Downs, Inc.	70,830	9,857,411
Domino's Pizza, Inc.	20,754	6,993,890
Hilton Worldwide Holdings, Inc.	72,178	10,505,508
Marriott International, Inc. Class A	65,695	12,067,515
McDonald's Corp.	28,580	8,528,558
Penn Entertainment, Inc. (a)	73,900	1,775,817
Planet Fitness, Inc. (a)	44,900	3,028,056
Red Rock Resorts, Inc.	57,100	2,671,138
Yum! Brands, Inc.	83,900	11,624,345
		95,337,866
Household Durables - 0.2%
D.R. Horton, Inc.	33,300	4,052,277
Helen of Troy Ltd. (a)	8,200	885,764
Mohawk Industries, Inc. (a)	25,483	2,628,826
Newell Brands, Inc.	9,800	85,260
		7,652,127
Specialty Retail - 1.9%
Fast Retailing Co. Ltd.	9,900	2,539,101
Five Below, Inc. (a)	27,872	5,477,963
Lowe's Companies, Inc.	121,689	27,465,207
The Home Depot, Inc.	39,224	12,184,543
TJX Companies, Inc.	312,020	26,456,176
Valvoline, Inc.	123,219	4,621,945
		78,744,935
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	83,168	2,984,900
lululemon athletica, Inc. (a)	31,800	12,036,300
LVMH Moet Hennessy Louis Vuitton SE	3,300	3,111,611
NIKE, Inc. Class B	84,569	9,333,881
PVH Corp.	94,040	7,990,579
Tapestry, Inc.	151,997	6,505,472
		41,962,743
TOTAL CONSUMER DISCRETIONARY		432,220,361
CONSUMER STAPLES - 6.7%
Beverages - 2.2%
Boston Beer Co., Inc. Class A (a)	24,300	7,495,092
Brown-Forman Corp. Class B (non-vtg.)	2,800	186,984
Constellation Brands, Inc. Class A (sub. vtg.)	34,385	8,463,180
Diageo PLC	58,030	2,494,768
Keurig Dr. Pepper, Inc.	508,100	15,888,287
Monster Beverage Corp.	156,400	8,983,616
PepsiCo, Inc.	51,800	9,594,396
Primo Water Corp.	81,100	1,016,994
The Coca-Cola Co.	611,800	36,842,596
		90,965,913
Consumer Staples Distribution & Retail - 1.5%
Albertsons Companies, Inc.	87,600	1,911,432
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	75,600	3,876,587
BJ's Wholesale Club Holdings, Inc. (a)	51,400	3,238,714
Costco Wholesale Corp.	300	161,514
Dollar General Corp.	41,230	7,000,029
Dollar Tree, Inc. (a)	37,300	5,352,550
Grocery Outlet Holding Corp. (a)	5,200	159,172
Kroger Co.	7,200	338,400
Performance Food Group Co. (a)	152,346	9,177,323
Sysco Corp.	37,400	2,775,080
Target Corp.	52,535	6,929,367
U.S. Foods Holding Corp. (a)	19,800	871,200
United Natural Foods, Inc. (a)	900	17,595
Walgreens Boots Alliance, Inc.	9,500	270,655
Walmart, Inc.	128,100	20,134,758
		62,214,376
Food Products - 0.9%
Archer Daniels Midland Co.	26,899	2,032,488
Bunge Ltd.	39,050	3,684,368
Conagra Brands, Inc.	49,400	1,665,768
Darling Ingredients, Inc. (a)	26,997	1,722,139
Freshpet, Inc. (a)	44,500	2,928,545
General Mills, Inc.	9,100	697,970
Ingredion, Inc.	1,200	127,140
Laird Superfood, Inc. (a)	35,100	27,906
Mondelez International, Inc.	193,400	14,106,596
Nomad Foods Ltd. (a)	278,700	4,882,824
Pilgrim's Pride Corp. (a)	2,300	49,427
The Hain Celestial Group, Inc. (a)	9,600	120,096
The J.M. Smucker Co.	2,200	324,874
The Kraft Heinz Co.	1,600	56,800
The Simply Good Foods Co. (a)	20,400	746,436
TreeHouse Foods, Inc. (a)	10,226	515,186
Tyson Foods, Inc. Class A	54,800	2,796,992
		36,485,555
Household Products - 1.3%
Colgate-Palmolive Co.	14,400	1,109,376
Energizer Holdings, Inc.	161,400	5,419,812
Kimberly-Clark Corp.	29,300	4,045,158
Procter & Gamble Co.	264,800	40,180,752
Reynolds Consumer Products, Inc.	70,748	1,998,631
Spectrum Brands Holdings, Inc.	14,200	1,108,310
The Clorox Co.	5,800	922,432
		54,784,471
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	16,400	3,220,632
Herbalife Ltd. (a)	105,800	1,400,792
Olaplex Holdings, Inc. (a)	501,500	1,865,580
The Beauty Health Co. (a)(b)	149,304	1,249,674
		7,736,678
Tobacco - 0.6%
Altria Group, Inc.	263,300	11,927,490
Philip Morris International, Inc.	148,800	14,525,856
		26,453,346
TOTAL CONSUMER STAPLES		278,640,339
ENERGY - 4.2%
Energy Equipment & Services - 0.6%
Core Laboratories, Inc.	19,800	460,350
Diamond Offshore Drilling, Inc. (a)	42,000	598,080
Expro Group Holdings NV (a)	271,100	4,803,892
Noble Corp. PLC	14,900	615,519
Schlumberger Ltd.	126,900	6,233,328
TechnipFMC PLC (a)	218,000	3,623,160
Valaris Ltd. (a)	18,300	1,151,619
Weatherford International PLC (a)	120,900	8,030,178
		25,516,126
Oil, Gas & Consumable Fuels - 3.6%
Africa Oil Corp.	1,641,500	3,494,267
Athabasca Oil Corp. (a)	95,100	206,029
Canadian Natural Resources Ltd.	136,200	7,657,427
Cheniere Energy, Inc.	7,500	1,142,700
Eco Atlantic Oil & Gas Ltd. (a)	1,238,500	210,351
Exxon Mobil Corp.	682,700	73,219,575
Hess Corp.	112,600	15,307,970
Imperial Oil Ltd.	261,000	13,353,901
Kosmos Energy Ltd. (a)	685,377	4,105,408
MEG Energy Corp. (a)	609,600	9,663,408
PBF Energy, Inc. Class A	28,000	1,146,320
Phillips 66 Co.	81,000	7,725,780
Tourmaline Oil Corp.	30,800	1,451,244
Valero Energy Corp.	82,700	9,700,710
		148,385,090
TOTAL ENERGY		173,901,216
FINANCIALS - 12.4%
Banks - 5.0%
AIB Group PLC	364,080	1,529,544
Bank of America Corp.	1,196,413	34,325,089
Bank of Ireland Group PLC	551,900	5,262,314
BNP Paribas SA	105,844	6,679,387
Citigroup, Inc.	202,880	9,340,595
DNB Bank ASA	198,200	3,706,481
JPMorgan Chase & Co.	438,889	63,832,016
KBC Group NV	46,500	3,243,352
KeyCorp	462,300	4,271,652
M&T Bank Corp.	51,918	6,425,372
NatWest Group PLC	1,116,234	3,411,760
Piraeus Financial Holdings SA (a)	887,300	2,910,475
PNC Financial Services Group, Inc.	52,700	6,637,565
Popular, Inc.	110,000	6,657,200
Sumitomo Mitsui Financial Group, Inc.	95,200	4,080,219
U.S. Bancorp	139,707	4,615,919
UniCredit SpA	291,146	6,770,185
Wells Fargo & Co.	753,772	32,170,989
Zions Bancorp NA	101,300	2,720,918
		208,591,032
Capital Markets - 1.3%
Bank of New York Mellon Corp.	454,237	20,222,631
BlackRock, Inc. Class A	4,270	2,951,168
Brookfield Corp. Class A	74,296	2,500,060
Cboe Global Markets, Inc.	43,179	5,959,134
Patria Investments Ltd.	238,500	3,410,550
State Street Corp.	93,030	6,807,935
StepStone Group, Inc. Class A	126,923	3,148,960
UBS Group AG	290,700	5,892,489
Virtu Financial, Inc. Class A	105,447	1,802,089
		52,695,016
Consumer Finance - 0.2%
Capital One Financial Corp.	15,592	1,705,297
NerdWallet, Inc. (a)	48,400	455,444
OneMain Holdings, Inc.	147,156	6,429,246
		8,589,987
Financial Services - 2.8%
Apollo Global Management, Inc.	132,287	10,160,964
Block, Inc. Class A (a)	95,400	6,350,778
Essent Group Ltd.	140,900	6,594,120
Fiserv, Inc. (a)	131,200	16,550,880
Global Payments, Inc.	55,300	5,448,156
MGIC Investment Corp.	196,571	3,103,856
Repay Holdings Corp. (a)	256,038	2,004,778
Shift4 Payments, Inc. (a)	50,454	3,426,331
UWM Holdings Corp. Class A (b)	412,174	2,308,174
Visa, Inc. Class A	227,900	54,121,692
Voya Financial, Inc.	82,800	5,937,588
Worldline SA (a)(c)	76,253	2,787,444
		118,794,761
Insurance - 3.1%
Arthur J. Gallagher & Co.	32,996	7,244,932
Beazley PLC	536,944	4,016,502
Chubb Ltd.	132,108	25,438,716
Direct Line Insurance Group PLC	1,118,215	1,930,671
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,826	4,363,904
Globe Life, Inc.	52,363	5,740,032
Hartford Financial Services Group, Inc.	163,728	11,791,691
Marsh & McLennan Companies, Inc.	63,704	11,981,448
Progressive Corp.	103,624	13,716,709
Prudential PLC	195,671	2,763,539
Reinsurance Group of America, Inc.	39,300	5,450,517
The Travelers Companies, Inc.	151,060	26,233,080
Unum Group	186,412	8,891,852
		129,563,593
TOTAL FINANCIALS		518,234,389
HEALTH CARE - 13.1%
Biotechnology - 2.4%
Acelyrin, Inc.	75,000	1,567,500
Akero Therapeutics, Inc. (a)	69,000	3,221,610
Allogene Therapeutics, Inc. (a)	275,000	1,366,750
Alnylam Pharmaceuticals, Inc. (a)	8,400	1,595,496
Ambrx Biopharma, Inc. ADR (a)	50,000	823,000
Apellis Pharmaceuticals, Inc. (a)	40,000	3,644,000
Arcellx, Inc. (a)	32,000	1,011,840
Arcus Biosciences, Inc. (a)	34,000	690,540
Arcutis Biotherapeutics, Inc. (a)	75,000	714,750
Argenx SE ADR (a)	30,000	11,691,900
Ascendis Pharma A/S sponsored ADR (a)	60,000	5,355,000
Avidity Biosciences, Inc. (a)	100,000	1,109,000
Beam Therapeutics, Inc. (a)	30,000	957,900
Blueprint Medicines Corp. (a)	41,500	2,622,800
Celldex Therapeutics, Inc. (a)	50,000	1,696,500
Cerevel Therapeutics Holdings (a)	110,000	3,496,900
Cytokinetics, Inc. (a)	100,000	3,262,000
Generation Bio Co. (a)	70,000	385,000
Janux Therapeutics, Inc. (a)	45,000	534,150
Karuna Therapeutics, Inc. (a)	20,000	4,337,000
Keros Therapeutics, Inc. (a)	45,000	1,808,100
Legend Biotech Corp. ADR (a)	110,000	7,593,300
Morphic Holding, Inc. (a)	28,000	1,605,240
Nuvalent, Inc. Class A (a)	50,000	2,108,500
Poseida Therapeutics, Inc. (a)	230,000	404,800
PTC Therapeutics, Inc. (a)	37,000	1,504,790
Regeneron Pharmaceuticals, Inc. (a)	22,100	15,879,734
Repligen Corp. (a)	28,900	4,088,194
Sarepta Therapeutics, Inc. (a)	16,000	1,832,320
Shattuck Labs, Inc. (a)	68,600	214,032
uniQure B.V. (a)	50,000	573,000
Vaxcyte, Inc. (a)	82,000	4,095,080
Vera Therapeutics, Inc. (a)	75,000	1,203,750
Vertex Pharmaceuticals, Inc. (a)	6,000	2,111,460
Xencor, Inc. (a)	90,000	2,247,300
Xenon Pharmaceuticals, Inc. (a)	50,000	1,925,000
Zentalis Pharmaceuticals, Inc. (a)	90,000	2,538,900
		101,817,136
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	700,000	37,863,000
Insulet Corp. (a)	40,800	11,764,272
Intuitive Surgical, Inc. (a)	12,800	4,376,832
iRhythm Technologies, Inc. (a)	27,500	2,868,800
Masimo Corp. (a)	90,800	14,941,140
Nevro Corp. (a)	20,000	508,400
Novocure Ltd. (a)	38,500	1,597,750
Outset Medical, Inc. (a)	67,000	1,465,290
Penumbra, Inc. (a)	73,500	25,288,410
PROCEPT BioRobotics Corp. (a)	42,500	1,502,375
ResMed, Inc.	36,000	7,866,000
Stryker Corp.	17,500	5,339,075
Tandem Diabetes Care, Inc. (a)	40,000	981,600
		116,362,944
Health Care Providers & Services - 3.6%
Acadia Healthcare Co., Inc. (a)	64,000	5,096,960
agilon health, Inc. (a)	700,000	12,138,000
Alignment Healthcare, Inc. (a)	260,000	1,495,000
Centene Corp. (a)	208,000	14,029,600
Cigna Group	59,500	16,695,700
CVS Health Corp.	92,000	6,359,960
Elevance Health, Inc.	9,000	3,998,610
Humana, Inc.	26,000	11,625,380
LifeStance Health Group, Inc. (a)	360,000	3,286,800
Molina Healthcare, Inc. (a)	8,500	2,560,540
Privia Health Group, Inc. (a)	220,000	5,744,200
Surgery Partners, Inc. (a)	250,000	11,247,500
UnitedHealth Group, Inc.	114,500	55,033,280
		149,311,530
Health Care Technology - 0.3%
Doximity, Inc. (a)(b)	45,000	1,530,900
Evolent Health, Inc. (a)	18,500	560,550
Evolent Health, Inc. (d)	120,000	3,454,200
Phreesia, Inc. (a)	70,000	2,170,700
Veeva Systems, Inc. Class A (a)	15,000	2,965,950
		10,682,300
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (a)	112,000	6,254,080
Bruker Corp.	72,000	5,322,240
Danaher Corp.	136,500	32,760,000
IQVIA Holdings, Inc. (a)	38,000	8,541,260
Lonza Group AG	4,500	2,681,750
Olink Holding AB ADR (a)	82,600	1,548,750
Sartorius Stedim Biotech	11,000	2,745,132
Thermo Fisher Scientific, Inc.	50,000	26,087,500
West Pharmaceutical Services, Inc.	12,100	4,627,887
		90,568,599
Pharmaceuticals - 1.8%
Arvinas Holding Co. LLC (a)	45,000	1,116,900
AstraZeneca PLC (United Kingdom)	95,000	13,618,656
Eli Lilly & Co.	67,500	31,656,150
Enliven Therapeutics, Inc. (a)	28,000	571,480
Merck & Co., Inc.	94,000	10,846,660
Novo Nordisk A/S Series B	34,000	5,492,355
Pharvaris BV (a)	60,000	942,600
Royalty Pharma PLC	228,000	7,008,720
UCB SA	38,500	3,411,309
Ventyx Biosciences, Inc. (a)	50,200	1,646,560
Verona Pharma PLC ADR (a)	40,000	845,600
		77,156,990
TOTAL HEALTH CARE		545,899,499
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (a)	17,900	3,492,648
HEICO Corp. Class A	25,300	3,557,180
Howmet Aerospace, Inc.	131,700	6,527,052
L3Harris Technologies, Inc.	46,000	9,005,420
Lockheed Martin Corp.	40,900	18,829,542
Northrop Grumman Corp.	15,800	7,201,640
Raytheon Technologies Corp.	158,300	15,507,068
The Boeing Co. (a)	124,100	26,204,956
		90,325,506
Building Products - 0.7%
Carlisle Companies, Inc.	43,100	11,056,443
Trane Technologies PLC	99,800	19,087,748
		30,144,191
Commercial Services & Supplies - 0.7%
Cintas Corp.	32,100	15,956,268
The GEO Group, Inc. (a)	121,715	871,479
Waste Connections, Inc. (United States)	97,300	13,907,089
		30,734,836
Construction & Engineering - 0.5%
Willscot Mobile Mini Holdings (a)	414,500	19,808,955
Electrical Equipment - 1.0%
AMETEK, Inc.	181,500	29,381,220
Eaton Corp. PLC	23,700	4,766,070
Nextracker, Inc. Class A (b)	16,800	668,808
Regal Rexnord Corp.	39,400	6,063,660
		40,879,758
Ground Transportation - 1.4%
CSX Corp.	544,300	18,560,630
Landstar System, Inc.	67,300	12,957,942
Old Dominion Freight Lines, Inc.	20,100	7,431,975
Uber Technologies, Inc. (a)	178,800	7,718,796
Union Pacific Corp.	61,200	12,522,744
		59,192,087
Industrial Conglomerates - 0.2%
Honeywell International, Inc.	33,500	6,951,250
Machinery - 2.7%
AGCO Corp.	76,700	10,079,914
Caterpillar, Inc.	107,900	26,548,795
Chart Industries, Inc. (a)	27,400	4,378,246
Deere & Co.	43,400	17,585,246
Flowserve Corp.	316,400	11,754,260
Fortive Corp.	345,700	25,847,989
IDEX Corp.	50,300	10,827,578
ITT, Inc.	68,700	6,403,527
		113,425,555
Marine Transportation - 0.1%
Eagle Bulk Shipping, Inc. (b)	30,200	1,450,808
Genco Shipping & Trading Ltd. (b)	63,900	896,517
		2,347,325
Passenger Airlines - 0.4%
Delta Air Lines, Inc.	242,000	11,504,680
JetBlue Airways Corp. (a)	526,100	4,661,246
		16,165,926
Professional Services - 0.3%
Ceridian HCM Holding, Inc. (a)	90,300	6,047,391
ExlService Holdings, Inc. (a)	8,800	1,329,328
TransUnion Holding Co., Inc.	84,400	6,611,052
		13,987,771
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	32,400	1,355,940
TOTAL INDUSTRIALS		425,319,100
INFORMATION TECHNOLOGY - 25.1%
Electronic Equipment, Instruments & Components - 0.5%
Cognex Corp.	49,500	2,772,990
Corning, Inc.	235,200	8,241,408
TE Connectivity Ltd.	63,100	8,844,096
		19,858,494
IT Services - 2.2%
Akamai Technologies, Inc. (a)	95,500	8,582,585
Capgemini SA	75,200	14,238,560
Cognizant Technology Solutions Corp. Class A	249,400	16,280,832
EPAM Systems, Inc. (a)	27,100	6,090,725
GoDaddy, Inc. (a)	127,700	9,594,101
MongoDB, Inc. Class A (a)	32,900	13,521,571
Shopify, Inc. Class A (a)	23,400	1,511,640
Snowflake, Inc. (a)	55,000	9,678,900
Twilio, Inc. Class A (a)	148,400	9,441,208
Wix.com Ltd. (a)	21,500	1,682,160
		90,622,282
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)	87,910	10,013,828
Analog Devices, Inc.	196,900	38,358,089
Intel Corp.	263,000	8,794,720
Marvell Technology, Inc.	87,200	5,212,816
Microchip Technology, Inc.	112,000	10,034,080
Micron Technology, Inc.	376,300	23,748,293
NVIDIA Corp.	142,200	60,153,444
ON Semiconductor Corp. (a)	44,200	4,180,436
Skyworks Solutions, Inc.	35,900	3,973,771
SolarEdge Technologies, Inc. (a)	24,000	6,457,200
		170,926,677
Software - 12.5%
Adobe, Inc. (a)	104,200	50,952,758
Aspen Technology, Inc. (a)	15,816	2,650,920
Atlassian Corp. PLC (a)	54,100	9,078,521
Autodesk, Inc. (a)	84,600	17,310,006
Blackbaud, Inc. (a)	54,700	3,893,546
Constellation Software, Inc.	2,600	5,386,961
Elastic NV (a)	104,500	6,700,540
Five9, Inc. (a)	99,144	8,174,423
Gen Digital, Inc.	369,542	6,855,004
HubSpot, Inc. (a)	24,500	13,036,205
Lumine Group, Inc.	9,001	123,456
Microsoft Corp.	843,300	287,177,378
New Relic, Inc. (a)	22,400	1,465,856
Palo Alto Networks, Inc. (a)	55,200	14,104,152
PTC, Inc. (a)	71,200	10,131,760
Roper Technologies, Inc.	7,200	3,461,760
Salesforce, Inc. (a)	235,100	49,667,226
Tenable Holdings, Inc. (a)	240,100	10,456,355
Workday, Inc. Class A (a)	77,900	17,596,831
Workiva, Inc. (a)	39,076	3,972,466
		522,196,124
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	1,245,700	241,628,429
Western Digital Corp. (a)	81,800	3,102,674
		244,731,103
TOTAL INFORMATION TECHNOLOGY		1,048,334,680
MATERIALS - 2.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	20,100	6,020,553
Ashland, Inc.	17,800	1,546,998
Cabot Corp.	37,300	2,494,997
Celanese Corp. Class A	42,700	4,944,660
Chemtrade Logistics Income Fund	225,200	1,392,254
Corteva, Inc.	106,800	6,119,640
Dow, Inc.	22,200	1,182,372
DuPont de Nemours, Inc.	62,300	4,450,712
Eastman Chemical Co.	7,700	644,644
Element Solutions, Inc.	41,500	796,800
Huntsman Corp.	27,900	753,858
Linde PLC	60,900	23,207,772
LyondellBasell Industries NV Class A	62,500	5,739,375
Olin Corp.	55,900	2,872,701
Orion SA	21,200	449,864
RPM International, Inc.	6,000	538,380
The Chemours Co. LLC	106,000	3,910,340
Tronox Holdings PLC	198,400	2,521,664
Westlake Corp.	14,900	1,780,103
		71,367,687
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	6,600	3,047,154
Vulcan Materials Co.	14,000	3,156,160
		6,203,314
Containers & Packaging - 0.2%
Aptargroup, Inc.	27,100	3,139,806
Avery Dennison Corp.	10,900	1,872,620
Crown Holdings, Inc.	20,000	1,737,400
Greif, Inc. Class A	38,000	2,617,820
		9,367,646
Metals & Mining - 0.6%
Alcoa Corp.	14,100	478,413
Commercial Metals Co.	35,200	1,853,632
First Quantum Minerals Ltd.	243,700	5,765,283
Franco-Nevada Corp.	12,700	1,810,068
Freeport-McMoRan, Inc.	201,500	8,060,000
Glencore PLC	211,700	1,200,315
Horizonte Minerals PLC (a)	399,600	730,788
Ivanhoe Mines Ltd. (a)	129,600	1,183,740
Major Drilling Group International, Inc. (a)	84,100	580,241
Reliance Steel & Aluminum Co.	10,300	2,797,377
Steel Dynamics, Inc.	11,400	1,241,802
Wheaton Precious Metals Corp.	17,700	765,452
		26,467,111
TOTAL MATERIALS		113,405,758
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	22,800	2,587,572
American Tower Corp.	40,700	7,893,358
Crown Castle International Corp.	83,600	9,525,384
CubeSmart	180,600	8,065,596
Digital Realty Trust, Inc.	29,500	3,359,165
EastGroup Properties, Inc.	12,800	2,222,080
Equinix, Inc.	14,050	11,014,357
Equity Lifestyle Properties, Inc.	63,200	4,227,448
Essex Property Trust, Inc.	20,800	4,873,440
Extra Space Storage, Inc.	10,900	1,622,465
Four Corners Property Trust, Inc.	149,600	3,799,840
Invitation Homes, Inc.	108,500	3,732,400
Lamar Advertising Co. Class A	28,300	2,808,775
Mid-America Apartment Communities, Inc.	36,900	5,603,634
Outfront Media, Inc.	52,500	825,300
Prologis (REIT), Inc.	109,465	13,423,693
Ryman Hospitality Properties, Inc.	37,800	3,512,376
SITE Centers Corp.	190,800	2,522,376
Spirit Realty Capital, Inc.	48,000	1,890,240
Tanger Factory Outlet Centers, Inc.	17,000	375,190
Terreno Realty Corp.	27,800	1,670,780
UDR, Inc.	59,000	2,534,640
Urban Edge Properties	153,100	2,362,333
Ventas, Inc.	138,600	6,551,622
VICI Properties, Inc.	43,100	1,354,633
Welltower, Inc.	53,200	4,303,348
		112,662,045
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	60,400	4,874,884
Doma Holdings, Inc. Class A (a)(b)	44,408	219,376
Jones Lang LaSalle, Inc. (a)	9,600	1,495,680
WeWork, Inc. (a)	334,800	85,508
		6,675,448
TOTAL REAL ESTATE		119,337,493
UTILITIES - 2.5%
Electric Utilities - 1.6%
Constellation Energy Corp.	84,373	7,724,348
Duke Energy Corp.	23,600	2,117,864
Edison International	85,000	5,903,250
FirstEnergy Corp.	73,800	2,869,344
NextEra Energy, Inc.	201,565	14,956,123
NRG Energy, Inc.	44,600	1,667,594
PG&E Corp. (a)	556,357	9,613,849
Pinnacle West Capital Corp.	28,200	2,297,172
PPL Corp.	91,400	2,418,444
Southern Co.	214,200	15,047,550
		64,615,538
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class A	11,800	318,600
Energy Harbor Corp. (a)	18,700	1,444,575
NextEra Energy Partners LP	20,400	1,196,256
Sunnova Energy International, Inc. (a)(b)	28,000	512,680
The AES Corp.	66,500	1,378,545
Vistra Corp.	141,200	3,706,500
		8,557,156
Multi-Utilities - 0.6%
Dominion Energy, Inc.	110,500	5,722,795
DTE Energy Co.	29,000	3,190,580
NiSource, Inc.	159,500	4,362,325
Public Service Enterprise Group, Inc.	78,600	4,921,146
Sempra Energy	53,600	7,803,624
		26,000,470
Water Utilities - 0.1%
American Water Works Co., Inc.	27,100	3,868,525
TOTAL UTILITIES		103,041,689
TOTAL COMMON STOCKS (Cost $4,050,486,318)		4,107,515,672

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Saluda Medical, Inc. Series E (d)(e) (Cost $607,788)	75,279	605,996

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $1,693,594)	2,525,000	1,863,703

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.23% to 5.29% 8/31/23 to 9/28/23 (g) (Cost $941,368)	950,000	941,723

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h)	54,420,421	54,431,305
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	10,836,760	10,837,844
TOTAL MONEY MARKET FUNDS (Cost $65,269,149)		65,269,149

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,118,998,217)	4,176,196,243
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,399,896)
NET ASSETS - 100.0%	4,174,796,347

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	99	Sep 2023	22,216,838	243,429	243,429

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,787,444 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,060,196 or 0.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $941,723.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Evolent Health, Inc.	3/28/23	3,480,000

Saluda Medical, Inc. Series E	4/06/23	607,788

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	29,677,895	550,452,744	525,699,334	1,050,932	-	-	54,431,305	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	6,805,625	66,149,530	62,117,311	69,536	-	-	10,837,844	0.0%
Total	36,483,520	616,602,274	587,816,645	1,120,468	-	-	65,269,149

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	349,181,148	349,181,148	-	-
Consumer Discretionary	432,220,361	426,569,649	5,650,712	-
Consumer Staples	278,640,339	276,145,571	2,494,768	-
Energy	173,901,216	173,901,216	-	-
Financials	518,840,385	490,822,818	27,411,571	605,996
Health Care	545,899,499	523,334,288	22,565,211	-
Industrials	425,319,100	425,319,100	-	-
Information Technology	1,048,334,680	1,034,096,120	14,238,560	-
Materials	113,405,758	112,205,443	1,200,315	-
Real Estate	119,337,493	119,337,493	-	-
Utilities	103,041,689	103,041,689	-	-

Corporate Bonds	1,863,703	-	1,863,703	-

U.S. Government and Government Agency Obligations	941,723	-	941,723	-

Money Market Funds	65,269,149	65,269,149	-	-
Total Investments in Securities:	4,176,196,243	4,099,223,684	76,366,563	605,996
Derivative Instruments:

Assets
Futures Contracts	243,429	243,429	-	-
Total Assets	243,429	243,429	-	-
Total Derivative Instruments:	243,429	243,429	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	243,429	0
Total Equity Risk	243,429	0
Total Value of Derivatives	243,429	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,830,352) - See accompanying schedule:
Unaffiliated issuers (cost $4,053,729,068)	$4,110,927,094
Fidelity Central Funds (cost $65,269,149)	65,269,149

Total Investment in Securities (cost $4,118,998,217)		$4,176,196,243
Foreign currency held at value (cost $117,328)		117,328
Receivable for investments sold		20,709,044
Receivable for fund shares sold		468,529
Dividends receivable		2,660,980
Distributions receivable from Fidelity Central Funds		239,608
Receivable for daily variation margin on futures contracts		218,614
Total assets		4,200,610,346
Liabilities
Payable to custodian bank	$2,797,003
Payable for investments purchased	8,849,822
Payable for fund shares redeemed	1,030,652
Accrued management fee	1,690,141
Distribution and service plan fees payable	27
Other affiliated payables	550,047
Other payables and accrued expenses	58,463
Collateral on securities loaned	10,837,844
Total Liabilities		25,813,999
Net Assets		$4,174,796,347
Net Assets consist of:
Paid in capital		$4,645,583,330
Total accumulated earnings (loss)		(470,786,983)
Net Assets		$4,174,796,347

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value , offering price and redemption price per share ($94,789 ÷ 10,000 shares)		$9.48
Service Class :
Net Asset Value , offering price and redemption price per share ($94,747 ÷ 10,000 shares)		$9.47
Service Class 2 :
Net Asset Value , offering price and redemption price per share ($94,681 ÷ 10,000 shares)		$9.47
Investor Class :
Net Asset Value , offering price and redemption price per share ($4,174,512,130 ÷ 440,447,579 shares)		$9.48

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$27,026,946
Interest		123,581
Income from Fidelity Central Funds (including $69,536 from security lending)		1,120,468
Total Income		28,270,995
Expenses
Management fee
Basic fee	$10,543,534
Performance adjustment	(311,892)
Transfer agent fees	2,790,421
Distribution and service plan fees	154
Accounting fees	459,060
Custodian fees and expenses	112,225
Independent trustees' fees and expenses	14,214
Audit	22,568
Legal	5,816
Interest	28,969
Miscellaneous	12,545
Total expenses before reductions	13,677,614
Expense reductions	(92,054)
Total expenses after reductions		13,585,560
Net Investment income (loss)		14,685,435
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(152,030,609)
Foreign currency transactions	(35,895)
Futures contracts	823,380
Total net realized gain (loss)		(151,243,124)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	758,163,359
Assets and liabilities in foreign currencies	4,054
Futures contracts	276,735
Total change in net unrealized appreciation (depreciation)		758,444,148
Net gain (loss)		607,201,024
Net increase (decrease) in net assets resulting from operations		$621,886,459

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,685,435	$26,908,621
Net realized gain (loss)	(151,243,124)	(372,818,816)
Change in net unrealized appreciation (depreciation)	758,444,148	(813,339,493)
Net increase (decrease) in net assets resulting from operations	621,886,459	(1,159,249,688)
Distributions to shareholders	-	(29,166,377)

Share transactions - net increase (decrease)	(409,159,548)	(942,758,718)
Total increase (decrease) in net assets	212,726,911	(2,131,174,783)

Net Assets
Beginning of period	3,962,069,436	6,093,244,219
End of period	$4,174,796,347	$3,962,069,436

VIP Stock Selector All Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.05	.01
Net realized and unrealized gain (loss)	1.32	(2.02)	.16
Total from investment operations	1.36	(1.97)	.17
Distributions from net investment income	-	(.07)	(.01)
Total distributions	-	(.07)	(.01)
Net asset value, end of period	$9.48	$8.12	$10.16
Total Return D,E,F	16.75%	(19.42)%	1.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.61% I	.61%	.61% I,J
Expenses net of fee waivers, if any	.60% I	.61%	.61% I,J
Expenses net of all reductions	.60% I	.61%	.61% I,J
Net investment income (loss)	.81% I	.63%	.52% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$95	$81	$102
Portfolio turnover rate K	40% I	29%	159% L,M

A For the period October 21, 2021 (commencement of operations) through December 31, 2021

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

M Portfolio turnover rate excludes securities received or delivered in-kind.

VIP Stock Selector All Cap Portfolio Service Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.05	.01
Net realized and unrealized gain (loss)	1.32	(2.03)	.16
Total from investment operations	1.35	(1.98)	.17
Distributions from net investment income	-	(.06)	(.01)
Total distributions	-	(.06)	(.01)
Net asset value, end of period	$9.47	$8.12	$10.16
Total Return D,E,F	16.63%	(19.51)%	1.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.71% I	.71%	.71% I,J
Expenses net of fee waivers, if any	.70% I	.71%	.71% I,J
Expenses net of all reductions	.70% I	.71%	.71% I,J
Net investment income (loss)	.71% I	.53%	.41% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$95	$81	$102
Portfolio turnover rate K	40% I	29%	159% L,M

A For the period October 21, 2021 (commencement of operations) through December 31, 2021

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount not annualized.

VIP Stock Selector All Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.03	.01
Net realized and unrealized gain (loss)	1.33	(2.02)	.16
Total from investment operations	1.35	(1.99)	.17
Distributions from net investment income	-	(.05)	(.01)
Total distributions	-	(.05)	(.01)
Net asset value, end of period	$9.47	$8.12	$10.16
Total Return D,E,F	16.63%	(19.63)%	1.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.86% I	.86%	.86% I,J
Expenses net of fee waivers, if any	.85% I	.86%	.86% I,J
Expenses net of all reductions	.85% I	.86%	.86% I,J
Net investment income (loss)	.56% I	.38%	.26% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$95	$81	$102
Portfolio turnover rate K	40% I	29%	159% L,M

A For the period October 21, 2021 (commencement of operations) through December 31, 2021

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount not annualized.

VIP Stock Selector All Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.05	.01
Net realized and unrealized gain (loss)	1.33	(2.03)	.16
Total from investment operations	1.36	(1.98)	.17
Distributions from net investment income	-	(.06)	(.01)
Total distributions	-	(.06)	(.01)
Net asset value, end of period	$9.48	$8.12	$10.16
Total Return D,E,F	16.75%	(19.51)%	1.72%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.68% I	.68%	.68% I,J
Expenses net of fee waivers, if any	.68% I	.68%	.68% I,J
Expenses net of all reductions	.68% I	.68%	.68% I,J
Net investment income (loss)	.73% I	.56%	.44% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$4,174,512	$3,961,826	$6,092,940
Portfolio turnover rate K	40% I	29%	159% L,M

A For the period October 21, 2021 (commencement of operations) through December 31, 2021

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total returns for periods of less than one year are not annualized.

E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Audit fees are not annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Amount not annualized.

M Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
VIP Stock Selector All Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price   established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$430,908,242
Gross unrealized depreciation	(398,858,813)
Net unrealized appreciation (depreciation)	$32,049,429
Tax cost	$4,144,390,243

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(304,970,952)
Long-term	(62,235,747)
Total capital loss carryforward	$(367,206,699)

The Fund elected to defer to its next fiscal year approximately $551,724 of ordinary losses recognized during the period November 1, 2022 to December 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Stock Selector All Cap Portfolio	788,536,419	1,199,100,885
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Investor Class as compared to its benchmark index, the MSCI U.S. Investable Market 2500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$44
Service Class 2	110
$154

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Initial Class	$28.06
Service Class	28.06
Service Class 2	28.06
Investor Class	2,790,337.14
	$2,790,421
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Stock Selector All Cap Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Stock Selector All Cap Portfolio	$15,379

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Stock Selector All Cap Portfolio	Borrower	$27,101,625	4.81%	$28,969

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Stock Selector All Cap Portfolio	50,860,913	70,161,329	(5,375,617)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Stock Selector All Cap Portfolio	$4,058
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Stock Selector All Cap Portfolio	$7,552	$26,929	$267,363
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $92,054.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Stock Selector All Cap Portfolio
Distributions to shareholders
Initial Class	$-	$690
Service Class	-	600
Service Class 2	-	470
Investor Class	-	29,164,617
Total	$-	$29,166,377
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
VIP Stock Selector All Cap Portfolio
Investor Class
Shares sold	10,377,605	10,559,446	$91,044,978	$94,934,938
Reinvestment of distributions	-	3,467,850	-	29,164,617
Shares redeemed	(57,700,090)	(126,156,690)	(500,204,526)	(1,066,858,273)
Net increase (decrease)	(47,322,485)	(112,129,394)	$(409,159,548)	$(942,758,718)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
VIP Stock Selector All Cap Portfolio	31%	43%	16%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Stock Selector All Cap Portfolio	100%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
VIP Stock Selector All Cap Portfolio
Initial Class	.60%
Actual		$ 1,000	$ 1,167.50	$ 3.22
Hypothetical- B		$ 1,000	$ 1,021.82	$ 3.01
Service Class	.70%
Actual		$ 1,000	$ 1,166.30	$ 3.76
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.51
Service Class 2	.85%
Actual		$ 1,000	$ 1,166.30	$ 4.57
Hypothetical- B		$ 1,000	$ 1,020.58	$ 4.26
Investor Class	.68%
Actual		$ 1,000	$ 1,167.50	$ 3.65
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.41

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
VIP Stock Selector All Cap Portfolio
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9904321.101
VSACI-SANN-0823

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures

(as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023